As filed with the Securities and Exchange Commission on November 7, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York , NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: August 31, 2008
Date of reporting period: August 31, 2008

Item 1.  Report to Stockholders.

ANNUAL REPORT AUGUST 31, 2008

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Domestic Index Equity Funds

Small Cap Bull 2.5X Fund NASDAQ-100® Bull 1.25X Fund (formerly OTC Plus Fund) Dow 30SM Bull 1.25X Fund (formerly Dow 30SM Plus Fund)	Small Cap Bear 2.5X Fund

International Funds

Emerging Markets Bull 2X Fund	Emerging Markets Bear 2X Fund
Developed Markets Bull 2X Fund	Developed Markets Bear 2X Fund
China Bull 2X Fund	China Bear 2X Fund
India Bull 2X Fund

Specialty Funds

Commodity Bull 2X Fund (formerly Commodity Bull Fund)

Fixed Income Funds

10 Year Note Bull 2.5X Fund	10 Year Note Bear 2.5X Fund
Dynamic HY Bond Fund	HY Bear Fund

U.S. Government Money Market Fund

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Letter to Shareholders

Dear Shareholders,

This Annual report for the Direxion Funds covers the fiscal year September 1, 2007 to August, 31, 2008, (the “Annual Period”). U.S. equities declined during the Annual Period, with the DJ Industrial Average Index declining 11.35%, the S&P 500 Index declining 11.14% and the NASDAQ-100 Index declining 5.84%. Despite the steps taken by the Federal Reserve Board to stimulate the U.S. economy, overall U.S. equity returns were negatively impacted by rising energy and commodity prices and the continued fallout of the sub-prime credit crisis. International Markets followed a similar path, with the MSCI Emerging Markets Index declining 12.03% for the Annual Period.

Direxion’s leveraged index funds seek to provide daily returns which are a multiple — positive or negative — of the return of a particular benchmark. The Direxion leveraged index funds seek daily leveraged investment results, which should not be equated with seeking a leveraged goal for a period longer than a day. For example, if the Russell 2000 Index gains 10% during a one year period, the Small Cap Bull 2.5X Fund should not be expected to provide a return of 25% for the year even if it meets its daily target throughout the year. This is true because of the financing charges associated with obtaining leverage and the effect of compounding on leveraged returns overtime.

The Direxion Funds maintain models which indicate the expected performance of each leveraged index fund in light of the path of the relevant benchmark, the fund’s expense ratio and the impact of leveraging the fund’s portfolio. The models, and a description of how they work, are available on the Direxion website (www.direxionfunds.com).

The NASDAQ-100 Bull 1.25X Fund, which seeks to provide a daily return equal to 125% of the return of the NASDAQ-100 Index, declined 9.79%, 75 basis points higher than its expected return of -10.54%, while the NASDAQ-100 Index itself declined 5.84%.

The Small Cap Bull 2.5X Fund and the Small Cap Bear 2.5X Fund seek to provide 250% and -250% of the daily return of the Russell 2000 Index. The Small Cap Bull 2.5X Fund declined 26.31%, 220 basis points higher than its expected return of -28.51%. The Small Cap Bear 2.5X Fund declined 8.95%, 285 basis points lower than its expected return of -6.10%. The Russell 2000 Index itself declined 5.48%.

The Dow 30 Bull 1.25X Fund, which seeks to provide a daily return equal to 125% of the return of the DJ Industrials Index, declined 16.09%, 64 basis points higher than its expected return of -16.73%, while the DJ Industrials Index itself declined 11.35%.

The 10 Year Note Bull 2X Fund and 10 Year Note Bear 2X Fund seek to provide 250% and -250% of the daily price performance of the 10 Year Treasury Note. The 10 Year Note Bull 2.5X Fund gained 24.07%, 385 basis points higher than its expected return of 20.22%. The 10 Year Note Bear 2.5X Fund declined 20.46%, 21 basis points higher than its expected return of -20.67%. The 10 Year Treasury Note gained 9.73%, on a total return performance basis for the Annual Period.

For the Annual Period, the Dynamic HY Bond Fund, which seeks to maximize total return by investing primarily in “lower-rated” High Yield debt instruments, declined 5.85% on a total return basis, while the HY Bear Fund, which seeks to profit from a decline in the value of “lower-rated” High Yield debt instruments, gained 1.63% on a total return basis. The Lipper High Yield Bond Fund Index was down 2.00% for the same period. Weak relative performance of the Dynamic HY Bond Fund generally occurred in late 2007 and early 2008 at which time the Dynamic HY Bond Fund generally had more exposure to the credit market, than the HY Bear Fund, and a position in General Motors Corporation. The HY Bear Fund benefited from a short credit position achieved using a credit derivative index.

The Commodity Bull 2X Fund, which seeks to provide a daily return equal to 200% of the return of the Morgan Stanley Commodity Related Index, gained 10.93%, 244 basis points higher than its expected return of 8.49%, while the Morgan Stanley Commodity Related Index itself gained 11.49%.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The Emerging Markets Bull 2X Fund and the Emerging Markets Bear 2X Fund seek to provide 200% and − 200% of the daily return of the MSCI Emerging Markets Index. The Emerging Markets Bull 2X Fund declined 27.82%, 110 basis points higher than its expected return of − 28.92%. The Emerging Markets Bear 2X Fund declined 7.59%, 324 basis points higher than its expected return of − 10.83%. The MSCI Emerging Markets Index itself declined 12.03%.

The Developed Markets Bull 2X Fund and the Developed Markets Bear 2X Fund seek to provide 200% and − 200% of the daily return of the MSCI EAFE Index. The Developed Markets Bull 2X Fund declined 34.75%, 61 basis points higher than its expected return of 35.36%. The Developed Markets Bear 2X Fund gained 29.77%, 166 basis points lower than its expected return of 31.43%. The MSCI EAFE Index itself declined 16.74%.

The China Bull 2X Fund and China Bear 2X Fund seek to provide 200% and − 200% of the daily return of the FTSE/Xinhua China 25 Index. The China Bull 2X Fund declined 57.95%, 188 basis points higher than its expected return of − 59.83%. The China Bear 2X Fund gained 26.45%, 486 basis points higher than its expected return of 21.59%. The FTSE/Xinhua China 25 Index itself declined 30.37%.

The India Bull 2X Fund, which seeks to provide a daily return equal to 200% of the return of the MSCI India Index, declined 37.60%, 531 basis points higher than its expected return of − 42.91%, while the MSCI India Index itself declined 12.07%.

The U.S. Treasury Department has established a Temporary Guarantee Program (“the Program”) for Money Market Funds. The Board of Trustees of the Direxion Funds at recommendation of Management has decided to participate on behalf of the shareholders of the Direxion U.S. Government Money Market Fund. This program provides a guarantee to shareholders of the Direxion U.S. Government Money Market Fund that they will receive $1 for each share of the Fund held on September 19, 2008. Any increase in the number of shares a shareholder holds after the close of business on September 19, 2008, will not be guaranteed. If a shareholder closes their account and then subsequently opens a new account in the fund, that new account would not be guaranteed. If the number of shares held by the shareholder fluctuates over the period, the shareholder will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury Department.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Todd Kellerman
Chief Investment Officer	Chief Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the NASDAQ-100 Bull 1.25X Fund, Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, Dow 30 Bull 1.25X Fund, 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X, HY Bear Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, China Bull 2X Fund, China Bear 2X Fund, India Bull 2X Fund, net of any fee, waivers or expense reimbursements is 1.75% and 1.74% for the Dynamic HY Bond Fund.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 30, 2008

NASDAQ-100 Bull 1.25X Fund
October 20, 19971 - August 31, 2008

Investment Objective: Seeks daily investment results, before fees and expenses, of 125% of the price performance of the NASDAQ-100 Index.

	Average Annual Total Return[2]
					Since
	1 Year	3 Years	5 Years	10 Years	Inception

NASDAQ-100 Bull 1.25X Fund	(9.79)%	4.41%	5.88%	1.94%	2.16%

NASDAQ-100 Index	(5.84)%	5.79%	6.90%	5.08%	5.12%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the NASDAQ-100 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	125.2%

Total Exposure	125.2%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

4  DIREXION ANNUAL REPORT

Small Cap Bull 2.5X Fund
February 22, 19991 - August 31, 2008

Investment Objective: Seeks daily investment results, before fees and expenses, of 250% of the price performance of the Russell 2000 Index.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

Small Cap Bull 2.5X Fund	(26.31)%	(7.89)%	1.17%	1.09%

Russell 2000 Index	(5.48)%	4.80%	9.55%	8.09%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Long Options	0.4%
Written Options	0.0%[3]
Swap Contracts	249.4%

Total Exposure	249.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.
[3]	Percentage is less than 0.05%.

DIREXION ANNUAL REPORT  5

Small Cap Bear 2.5X Fund
December 21, 19991 - August 31, 2008

Investment Objective: Seeks daily investment results, before fees and expenses, of 250% of the inverse of the price performance of the Russell 2000 Index.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

Small Cap Bear 2.5X Fund	(8.95)%	(16.62)%	(18.29)%	(13.03)%

Russell 2000 Index	(5.48)%	4.80%	9.55%	6.53%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Long Options	0.1%
Written Options	0.0%[3]
Swap Contracts	(250.1)%

Total Exposure	(250.0)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.
[3]	Percentage is less than 0.05%.

6  DIREXION ANNUAL REPORT

Dow 30 Bull 1.25X Fund
December 2, 19991 - August 31, 2008

Investment Objective: Seeks daily investment results, before fees and expenses, of 125% of the price performance of the Dow Jones Industrial Average.

	Average Annual Total Return[2]
				Since
	1 Year	3 Years	5 Years	Inception

Dow 30 Bull 1.25X Fund	(16.09)%	3.87%	5.10%	(1.22)%

Dow Jones Industrial Average Index	(11.35)%	5.75%	6.59%	2.66%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Dow Jones Industrial Average Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Written Options	(0.1)%
Futures Contracts	125.1%

Total Exposure	125.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

DIREXION ANNUAL REPORT  7

10 Year Bull 2.5X Fund
March 31, 20051 - August 31, 2008

Investment Objective: The 10 Year Note Bull 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the performance of the 10 Year U.S. Treasury Note.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

10 Year Bull 2.5X Fund	24.07%	6.83%	7.43%

10 Year U.S. Treasury Note	9.73%	4.37%	5.38%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the 10 Year U.S. Treasury Note does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

U.S. Treasury Obligations	78.6%
Futures Contracts	171.1%

Total Exposure	249.7%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

8  DIREXION ANNUAL REPORT

10 Year Bear 2.5X Fund
May 17, 20041 - August 31, 2008

Investment Objective: The 10 Year Note Bear 2.5X Fund seeks daily investment results, before fees and expenses, of 250% of the inverse of the performance of the 10 Year U.S. Treasury Note.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

10 Year Bear 2.5X Fund	(20.46)%	(5.15)%	(7.18)%

10 Year U.S. Treasury Note	9.73%	4.37%	5.16%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the 10 Year U.S. Treasury Note does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

U.S. Treasury Obligations	(173.7)%
Futures Contracts	(68.8)%
Swap Contracts	(7.6)%

Total Exposure	(250.1)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

DIREXION ANNUAL REPORT  9

Dynamic HY Bond Fund
July 1, 20041 - August 31, 2008

Investment Objective: Seeks to maximize total return by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Dynamic HY Bond Fund	(5.85)%	2.15%	1.31%

Lehman Aggregate Bond Index	5.86%	4.26%	4.71%

Lipper High Yield Bond Fund Index	(2.00)%	3.02%	4.90%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Lehman Aggregate Bond Index and the Lipper High Yield Bond Fund Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	37.2%

Total Exposure	37.2%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

10  DIREXION ANNUAL REPORT

HY Bear Fund
September 20, 20051 - August 31, 2008

Investment Objective: Seeks to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

HY Bear Fund	1.63%	(0.57)%

Lehman Aggregate Bond Index	5.86%	4.59%

Lipper High Yield Bond Fund Index	(2.00)%	3.08%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Lehman Aggregate Bond Index and the Lipper High Yield Bond Fund Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(51.0)%

Total Exposure	(51.0)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

DIREXION ANNUAL REPORT  11

Commodity Bull 2X Fund
February 17, 20051 - August 31, 2008

Investment Objective: Seeks daily investment results, before fees and expenses, of 200% of the price performance of the Morgan Stanley Commodity Related Equity Index.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Commodity Bull 2X Fund	10.93%	16.28%	21.11%

Morgan Stanley Commodity Related Index	11.49%	21.73%	20.56%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Morgan Stanley Commodity Related Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown,Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stocks	54.4%
Swap Contracts	146.1%

Total Exposure	200.5%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

12  DIREXION ANNUAL REPORT

Emerging Markets Bull 2X Fund
November 1, 20051 - August 31, 2008

Investment Objective: Seeks daily investment results, before fees and expenses, of 200% of the price performance of the MSCI Emerging Markets Index.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Emerging Markets Bull 2X Fund	(27.82)%	16.83%

MSCI Emerging Markets Index	(12.03)%	16.11%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI Emerging Markets Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	13.7%
Written Options	(0.1)%
Swap Contracts	196.5%

Total Exposure	210.1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

DIREXION ANNUAL REPORT  13

Emerging Markets Bear 2X Fund
November 4, 20051 - August 31, 2008

Investment Objective: Seeks daily investment results, before fees and expenses, of 200% of the inverse of the price performance of the MSCI Emerging Markets Index.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Emerging Markets Bear 2X Fund	(7.59)%	(36.90)%

MSCI Emerging Markets Index	(12.03)%	15.46%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI Emerging Markets Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Written Options	(0.1)%
Swap Contracts	(198.1)%

Total Exposure	(198.2)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

14  DIREXION ANNUAL REPORT

Developed Markets Bull 2X Fund
January 25, 20061 - August 31, 2008

Investment Objective: Seeks daily investment results, before fees and expenses, of 200% of the price performance of the MSCI EAFE Index.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Developed Markets Bull 2X Fund	(34.75)%	(3.05)%

MSCI EAFE Index	(16.74)%	1.63%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI EAFE Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	200.3%

Total Exposure	200.3%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

DIREXION ANNUAL REPORT  15

Developed Markets Bear 2X Fund
February 6, 20061 - August 31, 2008

Investment Objective: Seeks daily investment results, before fees and expenses, of 200% of the price performance of the MSCI EAFE Index.

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Developed Markets Bear 2X Fund	29.77%	(9.33)%

MSCI EAFE Index	(16.74)%	1.33%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI EAFE Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(199.8)%

Total Exposure	(199.8)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

16  DIREXION ANNUAL REPORT

China Bull 2X Fund
December 3, 20071 - August 31, 2008

Investment Objective: Seeks daily investment results, before fees and expenses, of 200% of the price performance of the FTSE/Xinhua China 25 Index.

Average Annual
Total Return[2]
Since
Inception

China Bull 2X Fund	(57.95)%

FTSE/Xinhua China 25 Index	(30.37)%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the FTSE/Xinhua China 25 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	6.0%
Written Options	(0.2)%
Swap Contracts	193.3%

Total Exposure	199.1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

DIREXION ANNUAL REPORT  17

China Bear 2X Fund
December 3, 20071 - August 31, 2008

Investment Objective: Seeks daily investment results, before fees and expenses, of 200% of the inverse of the price performance of the FTSE/Xinhua China 25 Index.

Average Annual
Total Return[2]
Since
Inception

China Bull 2X Fund	26.45%

FTSE/Xinhua China 25 Index	(30.37)%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the FTSE/Xinhua China 25 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Written Options	(0.2)%
Swap Contracts	(200.8)%

Total Exposure	(201.0)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

18  DIREXION ANNUAL REPORT

India Bull 2X Fund
March 13, 20081 - August 31, 2008

Investment Objective: Seeks daily investment results, before fees and expenses, of 200% of the price performance of the MSCI India Index.

Average Annual
Total Return[2]
Since
Inception

India Bull 2X Fund	(37.60)%

MSCI India Index	(12.07)%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI India Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	17.4%
Swap Contracts	197.4%

Total Exposure	214.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

DIREXION ANNUAL REPORT  19

Expense Example
August 31, 2008 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads)on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (March 1, 2008 — August 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20  DIREXION ANNUAL REPORT

Expense Example Tables
August 31, 2008 (Unaudited)

	Net	Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	March 1, 2008	August 31, 2008	Period[2]

NASDAQ-100 Bull 1.25X Fund
Based on actual fund return	1.75%	$1,000.00	$1,084.20	$9.17
Based on hypothetical 5% return	1.75%	1,000.00	1,016.34	8.87
Small Cap Bull 2.5X Fund
Based on actual fund return	1.75%	1,000.00	1,125.80	9.35
Based on hypothetical 5% return	1.75%	1,000.00	1,016.34	8.87
Small Cap Bear 2.5X Fund
Based on actual fund return	1.75%	1,000.00	706.90	7.51
Based on hypothetical 5% return	1.75%	1,000.00	1,016.34	8.87
Dow 30 Bull 1.25X Fund
Based on actual fund return	1.75%	1,000.00	934.70	8.51
Based on hypothetical 5% return	1.75%	1,000.00	1,016.34	8.87
10 Year Note Bull 2.5X Fund
Based on actual fund return	1.75%	1,000.00	993.00	8.77
Based on hypothetical 5% return	1.75%	1,000.00	1,016.34	8.87
10 Year Note Bear 2.5X Fund[3]
Based on actual fund return	7.88%	1,000.00	983.60	39.29
Based on hypothetical 5% return	7.88%	1,000.00	985.52	39.33
Dynamic HY Bond Fund
Based on actual fund return	1.75%	1,000.00	1,023.70	8.90
Based on hypothetical 5% return	1.75%	1,000.00	1,016.34	8.87
HY Bear Fund[3]
Based on actual fund return	1.81%	1,000.00	990.70	9.06
Based on hypothetical 5% return	1.81%	1,000.00	1,016.04	9.17
Commodity Bull 2X Fund
Based on actual fund return	1.75%	1,000.00	849.20	8.13
Based on hypothetical 5% return	1.75%	1,000.00	1,016.34	8.87
Emerging Markets Bull 2X Fund
Based on actual fund return	1.75%	1,000.00	708.50	7.52
Based on hypothetical 5% return	1.75%	1,000.00	1,016.34	8.87
Emerging Markets Bear 2X Fund
Based on actual fund return	1.73%	1,000.00	1,179.90	9.48
Based on hypothetical 5% return	1.73%	1,000.00	1,016.44	8.77
Developed Markets Bull 2X Fund
Based on actual fund return	1.74%	1,000.00	786.50	7.81
Based on hypothetical 5% return	1.74%	1,000.00	1,016.39	8.82
Developed Markets Bear 2X Fund
Based on actual fund return	1.75%	1,000.00	1,168.20	9.54
Based on hypothetical 5% return	1.75%	1,000.00	1,016.34	8.87
China Bull 2X Fund
Based on actual fund return	1.75%	1,000.00	694.50	7.45
Based on hypothetical 5% return	1.75%	1,000.00	1,016.34	8.87
China Bear 2X Fund
Based on actual fund return	1.75%	1,000.00	966.40	8.65
Based on hypothetical 5% return	1.75%	1,000.00	1,016.34	8.87
India Bull 2X Fund[4]
Based on actual fund return	1.75%	1,000.00	624.00	6.68
Based on hypothetical 5% return	1.75%	1,000.00	1,014.70	8.28
U.S. Government Money Market Fund
Based on actual fund return	1.08%	1,000.00	1,005.40	5.44
Based on hypothetical 5% return	1.08%	1,000.00	1,019.71	5.48

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 366.
[3]	Net expense ratio includes interest on securities sold short.
[4]	Since commencement of operations on March 13, 2008.

DIREXION ANNUAL REPORT  21

Allocation of Portfolio Holdings
August 31, 2008 (Unaudited)

		U.S. Government	Repurchase		Investment	U.S. Treasury
	Cash*	Agency Obligations	Agreements	Common Stock	Companies	Obligations	Options		Futures		Swaps	Total

NASDAQ-100 Bull 1.25X Fund	44%	60%	—	—	—	—	—		—		(4%)	100%
Small Cap Bull 2.5X Fund	78%	21%	—	—	—	—	0	%**	—		1%	100%
Small Cap Bear 2.5X Fund	60%	42%	—	—	—	—	0	%**	—		(2%)	100%
Dow 30 Bull 1.25X Fund	38%	65%	—	—	—	—	0	%**	(3%)		—	100%
10 Year Note Bull 2.5X Fund	18%	3%	—	—	—	79%	—		0	%**	—	100%
10 Year Note Bear 2.5X Fund	2%	99%	173%	—	—	(174%)	—		0	%**	0%**	100%
Dynamic HY Bond Fund	30%	70%	—	—	—	—	—		—		0%**	100%
HY Bear Fund	8%	92%	—	—	—	—	—		—		0%**	100%
Commodity Bull 2X Fund	55%	12%	—	54%	—	—	—		—		(21%)	100%
Emerging Markets Bull 2X Fund	96%	15%	—	—	14%	—	0	%**	—		(25%)	100%
Emerging Markets Bear 2X Fund	69%	32%	—	—	—	—	0	%**	—		(1%)	100%
Developed Markets Bull 2X Fund	79%	18%	—	—	—	—	—		—		3%	100%
Developed Markets Bear 2X Fund	47%	56%	—	—	—	—	—		—		(3%)	100%
China Bull 2X Fund	72%	35%	—	—	6%	—	0	%**	—		(13%)	100%
China Bear 2X Fund	106%	—	—	—	—	—	0	%**	—		(6%)	100%
India Bull 2X Fund	53%	44%	—	—	17%	—	—		—		(14%)	100%
U.S. Government Money Market Fund	15%	85%	—	—	—	—	—		—		—	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

22  DIREXION ANNUAL REPORT

NASDAQ-100 Bull Fund 1.25X
Schedule of Investments
August 31, 2008

Principal
Amount		Value

SHORT TERM INVESTMENTS - 69.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 59.7%
$3,100,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	$3,099,848

Shares

MONEY MARKET FUNDS - 9.8%
508,809	Fidelity Institutional Money Market Portfolio	508,809

	TOTAL SHORT TERM INVESTMENTS (Cost $3,608,657)	$3,608,657

	TOTAL INVESTMENTS (Cost $3,608,657) - 69.5%	$3,608,657
	Other Assets in Excess of Liabilities - 30.5%	1,587,602

	TOTAL NET ASSETS - 100.0%	$5,196,259

Percentages are stated as a percent of net assets.

NASDAQ-100 Bull Fund 1.25X
Equity Swap Contracts
August 31, 2008

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	NASDAQ-100 Index	3,475	$6,716,272	6/4/2010	$(213,314)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  23

Small Cap Bull 2.5X Fund
Schedule of Investments
August 31, 2008

Contracts		Value

PURCHASED OPTIONS - 0.4%
PUT OPTIONS - 0.4%
150	iShares Russell 2000 Index Fund Expiration: September 2008 Exercise Price: $73.00	$20,250

	TOTAL PURCHASED OPTIONS (Cost $21,449)	$20,250

Principal
Amount

SHORT TERM INVESTMENTS - 30.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.2%
$1,200,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	1,199,941

Shares

MONEY MARKET FUNDS - 9.2%
522,768	Fidelity Institutional Money Market Portfolio	522,768

	TOTAL SHORT TERM INVESTMENTS (Cost $1,722,709)	$1,722,709

	TOTAL INVESTMENTS (Cost $1,744,158) - 30.8%	$1,742,959
	Other Assets in Excess of Liabilities - 69.2%	3,909,853

	TOTAL NET ASSETS - 100.0%	$5,652,812

Percentages are stated as a percent of net assets.

Small Cap Bull 2.5X Fund
Options Written
August 31, 2008

Contracts		Value

PUT OPTIONS
50	iShares Russell 2000 Index Expiration: September 2008, Exercise Price: $67.00	$750

	TOTAL OPTIONS WRITTEN (Premiums received $6,450)	$750

Small Cap Bull 2.5X Fund
Equity Swap Contracts
August 31, 2008

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	Russell 2000 Index	19,100	$14,100,647	6/4/2010	$29,706

The accompanying notes are an integral part of these financial statements.
24  DIREXION ANNUAL REPORT

Small Cap Bear 2.5X Fund
Schedule of Investments
August 31, 2008

Contracts		Value

PURCHASED OPTIONS - 0.1%
PUT OPTIONS - 0.1%
100	iShares Russell 2000 Index Fund Expiration: September 2008 Exercise Price: $73.00	$13,500

	TOTAL PURCHASED OPTIONS (Cost $14,299)	$13,500

Principal
Amount

SHORT TERM INVESTMENTS - 45.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.9%
$5,600,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	5,599,725

Shares

MONEY MARKET FUNDS - 3.7%
499,947	Fidelity Institutional Money Market Portfolio	499,947

	TOTAL SHORT TERM INVESTMENTS (Cost $6,099,672)	$6,099,672

	TOTAL INVESTMENTS (Cost $6,113,971) - 45.7%	$6,113,172
	Other Assets in Excess of Liabilities - 54.3%	7,252,091

	TOTAL NET ASSETS - 100.0%	$13,365,263

Percentages are stated as a percent of net assets.

Small Cap Bear 2.5X Fund
Options Written
August 31, 2008

Contracts		Value

PUT OPTIONS
100	iShares Russell 2000 Index Expiration: September 2008, Exercise Price: $67.00	$1,500

	TOTAL OPTIONS WRITTEN (Premiums received $12,900)	$1,500

Small Cap Bear 2.5X Fund
Short Equity Swap Contracts
August 31, 2008

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	Russell 2000 Index	45,200	$33,157,582	6/4/2010	$(271,176)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  25

Dow 30 Bull 1.25X Fund
Schedule of Investments
August 31, 2008

Principal
Amount		Value

SHORT TERM INVESTMENTS - 81.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 65.3%
$2,500,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	$2,499,877

Shares

MONEY MARKET FUNDS - 15.9%
610,254	Fidelity Institutional Money Market Portfolio	610,254

	TOTAL SHORT TERM INVESTMENTS (Cost $3,110,131)	$3,110,131
	TOTAL INVESTMENTS (Cost $3,110,131) - 81.2%	$3,110,131
	Other Assets in Excess of Liabilities - 18.8%	720,958

	TOTAL NET ASSETS - 100.0%	$3,831,089

Percentages are stated as a percent of net assets.

Dow 30 Bull 1.25X Fund
Options Written
August 31, 2008

Contracts		Value

CALL OPTIONS
60	Diamonds Trust Series I Expiration: September 2008, Exercise Price: $119	$3,900

	TOTAL CALL OPTIONS (Premiums received $5,520)	3,900

PUT OPTIONS
60	Diamonds Trust Series I Expiration: September 2008, Exercise Price: $103	480

	TOTAL PUT OPTIONS (Premiums received $4,585)	480

	TOTAL OPTIONS WRITTEN (Premiums received $10,105)	$4,380

Dow 30 Bull 1.25X Fund
Futures Contracts
August 31, 2008

		Unrealized
Contracts		Depreciation

245	Dow Jones Mini Futures Expiring September 2008 (Underlying Face Amount at Market Value $2,829,995)	$(7,190)
170	Dow Jones Futures Expiring September 2008 (Underlying Face Amount at Market Value $1,962,650)	(121,945)

		$(129,135)

The accompanying notes are an integral part of these financial statements.
26  DIREXION ANNUAL REPORT

10 Year Note Bull 2.5X Fund
Schedule of Investments
August 31, 2008

Principal
Amount		Value

U.S. TREASURY OBLIGATIONS - 78.6%
U.S. TREASURY NOTES - 78.6%
$22,300,000	3.875%, 5/15/2018	$22,449,828

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,261,564)	$22,449,828

SHORT TERM INVESTMENTS - 5.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.5%
$1,000,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	999,951

Shares

MONEY MARKET FUNDS - 2.0%
571,354	Fidelity Institutional Money Market Portfolio	571,354

	TOTAL SHORT TERM INVESTMENTS (Cost $1,571,305)	$1,571,305

	TOTAL INVESTMENTS (Cost $23,832,869) - 84.1%	$24,021,133
	Other Assets in Excess of Liabilities - 15.9%	4,533,675

	TOTAL NET ASSETS - 100.0%	$28,554,808

Percentages are stated as a percent of net assets.

10 Year Note Bull 2.5X Fund
Futures Contracts
August 31, 2008

		Unrealized
Contracts		Depreciation

423	U.S. Treasury 10-Year Note Futures
	Expiring December 2008 (Underlying Face Amount at Market Value $48,869,719)	$(31,409)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  27

10 Year Note Bear 2.5X Fund
Schedule of Investments
August 31, 2008

Principal
Amount		Value

SHORT TERM INVESTMENTS - 273.3%
REPURCHASE AGREEMENTS - 173.3%
$40,800,000	Mizuho Repurchase Agreement, 1.40%, 9/2/2008 (Dated 8/29/2008, Collateralized by U.S. Treasury Note, 3.500%, due 2/15/2018, valued at $40,003,125. Repurchase proceeds are $40,086,000.)	$40,086,000
18,600,000	Mizuho Repurchase Agreement, 1.35%, 9/2/2008 (Dated 8/29/2008, Collateralized by U.S. Treasury Note, 3.875%, due 5/15/2018, valued at $18,724,969. Repurchase proceeds are $18,414,000.)	18,414,000
6,105,000	Mizuho Repurchase Agreement, 1.55%, 9/2/2008 (Dated 8/29/2008, Collateralized by U.S. Treasury Note, 4.250%, due 11/15/2017, valued at $6,350,154. Repurchase proceeds are $6,433,144.)	6,433,144

		$64,933,144

U.S. GOVERNMENT AGENCY OBLIGATIONS - 98.5%
$36,900,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	$36,898,186

Shares

MONEY MARKET FUNDS - 1.5%
574,765	Fidelity Institutional Money Market Portfolio	574,765

	TOTAL SHORT TERM INVESTMENTS (Cost $102,406,095)	$102,406,095

	TOTAL INVESTMENTS (Cost $102,406,095) - 273.3%	$102,406,095
	Liabilities in Excess of Other Assets - (173.3)%	(64,935,452)

	TOTAL NET ASSETS - 100.0%	$37,470,643

Percentages are stated as a percent of net assets.

10 Year Note Bear 2.5X Fund
Securities Sold Short
August 31, 2008

Principal
Amount		Value

U.S. TREASURY NOTES: 173.7%
$40,800,000	3.50%, 2/15/2018	$40,003,125
18,600,000	3.875%, 5/15/2018	18,724,969
6,105,000	4.250%, 11/15/2017	6,350,154

	TOTAL SECURITIES SOLD SHORT (Proceeds $64,291,255)	$65,078,248

10 Year Note Bear 2.5X Fund
Short Futures Contracts
August 31, 2008

		Unrealized
Contracts		Appreciation

223	U.S. Treasury 10-Year Note Futures Expiring December 2008 (Underlying Face Amount at Market Value $25,763,469)	$5,630

10 Year Note Bear 2.5X Fund
Short Equity Swap Contracts
August 31, 2008

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares Lehman 7-10 Year Treasury Bond Fund	31,539	$2,719,923	6/18/2010	$(117,502)

The accompanying notes are an integral part of these financial statements.
28  DIREXION ANNUAL REPORT

Dynamic HY Bond Fund
Schedule of Investments
August 31, 2008

Principal
Amount		Value

SHORT TERM INVESTMENTS - 72.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 69.4%
$18,000,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	$17,999,115

Shares

MONEY MARKET FUNDS - 2.6%
661,807	Fidelity Institutional Money Market Portfolio	661,807

	TOTAL SHORT TERM INVESTMENTS (Cost $18,660,922)	$18,660,922

	TOTAL INVESTMENTS (Cost $18,660,922) - 72.0%	$18,660,922
	Other Assets in Excess of Liabilities - 28.0%	7,263,388

	TOTAL NET ASSETS - 100.0%	$25,924,310

Percentages are stated as a percent of net assets.

Dynamic HY Bond Fund
Credit Default Swap Contracts
August 31, 2008

		Buy/Sell	Pay/Receive	Notional	Termination	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Appreciation

Bank of America	CDX North American HY Index	Sell	5.00%	$5,350,000	6/20/2013	$47,516
Goldman Sachs & Co.	CDX North American HY Index	Sell	5.00%	5,000,000	6/20/2013	9,937

				$10,350,000		$57,453

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  29

HY Bear Fund
Schedule of Investments
August 31, 2008

Principal
Amount		Value

SHORT TERM INVESTMENTS - 95.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 92.5%
$26,600,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	$26,598,692

Shares

MONEY MARKET FUNDS - 2.7%
767,063	Fidelity Institutional Money Market Portfolio	767,063

	TOTAL SHORT TERM INVESTMENTS (Cost $27,365,755)	$27,365,755

	TOTAL INVESTMENTS (Cost $27,365,755) - 95.2%	$27,365,755
	Other Assets in Excess of Liabilities - 4.8%	1,387,863

	TOTAL NET ASSETS - 100.0%	$28,753,618

Percentages are stated as a percent of net assets.

HY Bear Fund
Short Credit Default Swap Contracts
August 31, 2008

						Unrealized
		Buy/Sell	Pay/Receive	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	(Depreciation)

Bank of America	CDX North American HY Index	Buy	5.00%	$9,000,000	6/20/2013	$(56,726)
Goldman Sachs & Co.	CDX North American HY Index	Buy	5.00%	6,300,000	6/20/2013	(58,520)
Morgan Stanley	CDX North American HY Index	Buy	5.00%	350,000	6/20/2013	9,267

				$15,650,000		$(105,979)

The accompanying notes are an integral part of these financial statements.
30  DIREXION ANNUAL REPORT

Commodity Bull 2X Fund
Schedule of Investments
August 31, 2008

Shares		Value

COMMON STOCKS - 54.4%
Chemicals - 5.0%
12,319	Potash Corporation of Saskatchewan, Inc. (Canada)	$2,138,578

Energy Equipment & Services - 5.3%
13,969	Baker Hughes, Inc.	1,117,660
12,334	Schlumberger Ltd.	1,162,109

		2,279,769

Food Products - 6.1%
26,770	Archer-Daniels-Midland Co.	681,564
48,001	ConAgra Foods, Inc.	1,020,981
63,147	Tyson Foods, Inc.	916,895

		2,619,440

Metals & Mining - 20.0%
30,695	Alcoa, Inc.	986,230
34,304	Barrick Gold Corp. (Canada)	1,191,378
16,176	BHP Billiton Ltd. - ADR (Australia)	1,140,570
13,951	Freeport-McMoRan Copper & Gold, Inc.	1,246,103
43,495	Goldcorp, Inc. (Canada)	1,475,786
25,870	Newmont Mining Corp.	1,166,737
10,461	United States Steel Corp.	1,392,045

		8,598,849

Oil, Gas & Consumable Fuels - 13.8%
18,441	Anadarko Petroleum Corp.	1,138,363
8,272	Apache Corp.	946,151
12,941	Devon Energy Corp.	1,320,629
14,952	Hess Corp.	1,565,624
21,453	Marathon Oil Corp.	966,887

		5,937,654

Paper & Forest Products - 4.2%
35,486	International Paper Co.	959,896
15,660	Weyerhaeuser Co.	868,974

		1,828,870

	TOTAL COMMON STOCKS (Cost $21,584,891)	$23,403,160

Principal
Amount

SHORT TERM INVESTMENTS - 13.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.8%
$5,100,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	5,099,749

Shares

MONEY MARKET FUNDS - 1.9%
831,850	Fidelity Institutional Money Market Portfolio	831,850

	TOTAL SHORT TERM INVESTMENTS (Cost $5,931,599)	$5,931,599

	TOTAL INVESTMENTS (COST $27,516,490) - 68.1%	$29,334,759
	Other Assets in Excess of Liabilities - 31.9%	13,746,087

	TOTAL NET ASSETS - 100.0%	$43,080,846

Percentages are stated as a percent of net assets.

Commodity Bull 2X Fund
Equity Swap Contracts
August 31, 2008

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	Morgan Stanley Commodity Related Equity Index	40,318	$36,312,761	4/15/2010	$(2,794,856)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	28,795	29,258,887	6/22/2009	(5,429,580)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	6,750	6,607,322	7/9/2009	(1,016,581)

		75,863	$72,178,970		$(9,241,017)

Concentration By Country

Country	% of Net Assets
United States of America	54.3
Canada	11.2
Australia	2.6

Total Investments	68.1%

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  31

Emerging Markets Bull 2X Fund
Schedule of Investments
August 31, 2008

Shares		Value

INVESTMENT COMPANIES - 13.7%
76,500	iShares MSCI Emerging Markets Index Fund(a)	$3,063,825

	TOTAL INVESTMENT COMPANIES (Cost $3,059,439)	$3,063,825

Principal Amount

SHORT TERM INVESTMENTS - 17.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.8%
$3,300,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/02/2008	3,299,839

Shares

MONEY MARKET FUNDS - 2.4%
522,820	Fidelity Institutional Money Market Portfolio	522,820

	TOTAL SHORT TERM INVESTMENTS (Cost $3,822,659)	$3,822,659

	TOTAL INVESTMENTS (Cost $6,882,098) - 30.9%	$6,886,484
	Other Assets in Excess of Liabilities - 69.1%	15,403,374

	TOTAL NET ASSETS - 100.0%	$22,289,858

Percentages are stated as a percent of net assets.

(a) Security subject to call and put options.

Emerging Markets Bull 2X Fund
Options Written
August 31, 2008

Contracts		Value

CALL OPTIONS
1,000	iShares MSCI Emerging Markets Index Fund Expiration: September, 2008, Exercise Price: $44.00	$8,000
	TOTAL CALL OPTIONS (Premiums received $14,000)
PUT OPTIONS
1,000	iShares MSCI Emerging Markets Index Fund Expiration: September, 2008, Exercise Price: $35.00	9,500

	TOTAL PUT OPTIONS (Premiums received $29,000)
	TOTAL OPTIONS WRITTEN (Premiums received $43,000)	$17,500

The accompanying notes are an integral part of these financial statements.
32  DIREXION ANNUAL REPORT

Emerging Markets Bull 2X Fund
Equity Swap Contracts
August 31, 2008

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Merrill Lynch	iShares MSCI Emerging Market Index	27,000	$1,126,953	9/5/2008	$(47,053)
Merrill Lynch	iShares MSCI Emerging Market Index	615,713	29,211,477	7/17/2009	(4,339,741)
Merrill Lynch	iShares MSCI Emerging Market Index	12,000	552,140	7/27/2009	(73,026)
Merrill Lynch	iShares MSCI Emerging Market Index	60,000	2,708,110	7/30/2009	(310,914)
Merrill Lynch	iShares MSCI Emerging Market Index	72,000	3,096,096	8/14/2009	(219,708)
Merrill Lynch	iShares MSCI Emerging Market Index	27,000	1,177,424	8/17/2009	(98,569)
Merrill Lynch	iShares MSCI Emerging Market Index	10,500	460,297	8/24/2009	(40,672)
Merrill Lynch	iShares MSCI Emerging Market Index	20,000	850,710	8/25/2009	(51,169)
Merrill Lynch	iShares MSCI Emerging Market Index	93,000	3,997,306	8/31/2009	(279,067)
Merrill Lynch	iShares MSCI Emerging Market Index	21,000	841,260	9/14/2009	(1,014)
Merrill Lynch	iShares MSCI Emerging Market Index	13,000	524,450	9/21/2009	(4,026)
Merrill Lynch	iShares MSCI Emerging Market Index	30,000	1,180,200	9/25/2009	20,905
Merrill Lynch	iShares MSCI Emerging Market Index	34,000	1,378,734	9/28/2009	(17,100)

		1,035,213	$47,105,157		$(5,461,154)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  33

Emerging Markets Bear 2X Fund
Schedule of Investments
August 31, 2008

Principal
Amount		Value

SHORT TERM INVESTMENTS - 37.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.6%
$3,000,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	$2,999,853

Shares
MONEY MARKET FUNDS - 4.8%
440,831	Fidelity Institutional Money Market Portfolio	440,831

	TOTAL SHORT TERM INVESTMENTS (Cost $3,440,684)	$3,440,684

	TOTAL INVESTMENTS (Cost $3,440,684) - 37.4%	$3,440,684
	Other Assets in Excess of Liabilities - 62.6%	5,729,235

	TOTAL NET ASSETS - 100.0%	$9,169,919

Percentages are stated as a percent of net assets.

Emerging Markets Bear 2X Fund
Options Written
August 31, 2008

Contracts		Value

CALL OPTIONS
500	iShares MSCI Emerging Markets Index Fund Expiration: September, 2008, Exercise Price: $44.00	$4,000

	TOTAL CALL OPTIONS (Premiums received $7,000)	$4,000

PUT OPTIONS
500	iShares MSCI Emerging Markets Index Fund Expiration: September, 2008, Exercise Price: $35.00	4,750

	TOTAL PUT OPTIONS (Premiums received $14,501)	$4,750

	TOTAL OPTIONS WRITTEN (Premiums received $21,501)	$8,750

Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
August 31, 2008

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital LLC	iShares MSCI Emerging Market Index	164,730	$6,633,677	7/7/2010	$38,913
Goldman Sachs & Co.	iShares MSCI Emerging Market Index	21,500	866,190	8/31/2009	5,083
Merrill Lynch	iShares MSCI Emerging Market Index	16,000	644,688	9/15/2009	4,283
Merrill Lynch	iShares MSCI Emerging Market Index	37,000	1,466,110	9/18/2009	(14,900)
Merrill Lynch	iShares MSCI Emerging Market Index	140,000	5,488,378	9/21/2009	(115,704)
Merrill Lynch	iShares MSCI Emerging Market Index	6,500	261,170	9/22/2009	930
Merrill Lynch	iShares MSCI Emerging Market Index	42,000	1,652,520	9/25/2009	(29,050)
Merrill Lynch	iShares MSCI Emerging Market Index	23,000	903,502	9/28/2009	(17,427)
Merrill Lynch	iShares MSCI Emerging Market Index	9,400	376,090	9/29/2009	(381)

		460,130	$18,292,325		$(128,253)

The accompanying notes are an integral part of these financial statements.
34  DIREXION ANNUAL REPORT

Developed Markets Bull 2X Fund
Schedule of Investments
August 31, 2008

Principal
Amount		Value

SHORT TERM INVESTMENTS - 34.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.5%
$500,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	$499,976

Shares

MONEY MARKET FUNDS - 16.3%
441,533	Fidelity Institutional Money Market Portfolio	441,533

	TOTAL SHORT TERM INVESTMENTS (Cost $941,509)	$941,509

	TOTAL INVESTMENTS (Cost $941,509) - 34.8%	$941,509
	Other Assets in Excess of Liabilities - 65.2%	1,762,252

	TOTAL NET ASSETS - 100.0%	$2,703,761

Percentages are stated as a percent of net assets.

Developed Markets Bull 2X Fund
Equity Swap Contracts
August 31, 2008

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital LLC	iShares MSCI EAFE Index	85,200	$5,338,617	6/4/2010	$75,713

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  35

Developed Markets Bear 2X Fund
Schedule of Investments
August 31, 2008

Principal
Amount		Value

SHORT TERM INVESTMENTS - 60.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.7%
$6,200,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	$6,199,695

Shares

MONEY MARKET FUNDS - 4.7%
528,679	Fidelity Institutional Money Market Portfolio	528,679

	TOTAL SHORT TERM INVESTMENTS (Cost $6,728,374)	$6,728,374

	TOTAL INVESTMENTS (Cost $6,728,374) - 60.4%	$6,728,374
	Other Assets in Excess of Liabilities - 39.6%	4,404,722

	TOTAL NET ASSETS - 100.0%	$11,133,096

Percentages are stated as a percent of net assets.

Developed Markets Bear 2X Fund
Short Equity Swap Contracts
August 31, 2008

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital LLC	iShares MSCI EAFE Index	350,150	$21,885,804	7/23/2010	$(360,682)

The accompanying notes are an integral part of these financial statements.
36  DIREXION ANNUAL REPORT

China Bull 2X Fund
Schedule of Investments
August 31, 2008

Shares		Value

INVESTMENT COMPANIES - 6.0%
8,936	iShares FTSE/Xinhua China 25 Index Fund(a)	$376,295

	TOTAL INVESTMENT COMPANIES (Cost $375,717)	$376,295

Principal Amount

SHORT TERM INVESTMENTS - 42.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.9%
$2,200,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	2,199,892

Shares		Value

MONEY MARKET FUNDS - 7.2%
453,941	Fidelity Institutional Money Market Portfolio	$453,941

	TOTAL SHORT TERM INVESTMENTS (Cost $2,653,833)	$2,653,833

	TOTAL INVESTMENTS (Cost $3,029,550) - 48.1%	$3,030,128
	Other Assets in Excess of Liabilities - 51.9%	3,265,181

	TOTAL NET ASSETS - 100.0%	$6,295,309

Percentages are stated as a percent of net assets.

(a) Security subject to call and put options.

China Bull 2X Fund
Options Written
August 31, 2008

Contracts		Value

CALL OPTIONS
150	iShares FTSE/Xinhua China 25 Index Fund Expiration: September 2008, Exercise Price: $46.00	$4,500
100	iShares FTSE/Xinhua China 25 Index Fund Expiration: September 2008, Exercise Price: $51.00	250

	TOTAL CALL OPTIONS (Premiums received $14,500)	$4,750

PUT OPTIONS
100	iShares FTSE/Xinhua China 25 Index Fund Expiration: September 2008, Exercise Price: $35.00	1,000
100	iShares FTSE/Xinhua China 25 Index Fund Expiration: September 2008, Exercise Price: $38.00	3,500

	TOTAL CALL OPTIONS (Premiums received $9,800)	$4,500

	TOTAL OPTIONS WRITTEN (Premiums received $24,300)	$9,250

China Bull 2X Fund
Equity Swap Contracts
August 31, 2008

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares FTSE/Xinhua China 25 Index	96,124	$4,190,499	5/11/2010	$(148,457)
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	46,737	2,091,557	8/17/2009	(128,786)
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	24,000	1,089,032	8/18/2009	(81,058)
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	59,400	2,788,471	8/24/2009	(292,609)
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	8,000	364,720	8/25/2009	(27,475)
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	35,200	1,607,808	8/31/2009	(128,247)
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	10,000	452,900	9/7/2009	(32,617)
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	8,100	351,129	9/28/2009	(10,073)
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	2,600	109,678	9/29/2009	(192)

		290,161	$13,045,794		$(849,514)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  37

China Bear 2X Fund
Schedule of Investments
August 31, 2008

Shares		Value

SHORT TERM INVESTMENTS - 42.4%
MONEY MARKET FUNDS - 42.4%
540,232	Fidelity Institutional Money Market Portfolio	$540,232

	TOTAL SHORT TERM INVESTMENTS (Cost $540,232)	$540,232

	TOTAL INVESTMENTS (Cost $540,232) - 42.4%	$540,232
	Other Assets in Excess of Liabilities - 57.6%	734,094

	TOTAL NET ASSETS - 100.0%	$1,274,326

Percentages are stated as a percent of net assets.

China Bear 2X Fund
Options Written
August 31, 2008

Contracts		Value

CALL OPTIONS
50	iShares FTSE/Xinhua China 25 Index Fund Expiration: September 2008, Exercise Price: $46.00	$1,500

	TOTAL CALL OPTIONS (Premiums received $1,700)	$1,500

PUT OPTIONS
50	iShares FTSE/Xinhua China 25 Index Fund Expiration: September 2008, Exercise Price: $35.00	500

	TOTAL PUT OPTIONS (Premiums received $1,200)	$500

	TOTAL OPTIONS WRITTEN (Premiums received $2,900)	$2,000

China Bear 2X Fund
Short Equity Swap Contracts
August 31, 2008

					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Goldman Sachs & Co.	iShares FTSE/Xinhua China 25 Index	17,629	$700,564	5/11/2010	$(43,618)
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	11,237	480,881	9/7/2009	8,246
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	1,000	42,907	9/11/2009	842
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	5,500	225,170	9/15/2009	(6,265)
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	14,000	560,092	9/18/2009	(29,053)
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	1,400	57,147	9/25/2009	(1,786)
Merrill Lynch	iShares FTSE/Xinhua China 25 Index	10,000	417,903	9/28/2009	(3,095)

		60,766	$2,484,664		$(74,729)

The accompanying notes are an integral part of these financial statements.
38  DIREXION ANNUAL REPORT

India Bull 2X Fund
Schedule of Investments
August 31, 2008

Shares		Value

INVESTMENT COMPANIES - 17.4%
16,069	iPath MSCI India Index ETN(a)	$878,974

	TOTAL INVESTMENT COMPANIES (Cost $910,345)	$878,974

Principal Amount

SHORT TERM INVESTMENTS - 54.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.7%
$2,200,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	2,199,892

Shares

MONEY MARKET FUNDS - 10.9%
549,180	Fidelity Institutional Money Market Portfolio	549,180

	TOTAL SHORT TERM INVESTMENTS (Cost $2,749,072)	$2,749,072

	TOTAL INVESTMENTS (Cost $3,659,417) - 72.0%	$3,628,046
	Other Assets in Excess of Liabilities - 28.0%	1,413,198

	TOTAL NET ASSETS - 100.0%	$5,041,244

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

India Bull 2X Fund
Equity Swap Contracts
August 31, 2008

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iPath MSCI India Index ETN	93,100	$5,408,760	5/11/2010	$(325,717)
Merrill Lynch	iPath MSCI India Index ETN	23,500	1,442,331	8/24/2009	(161,829)
Merrill Lynch	iPath MSCI India Index ETN	33,000	1,910,997	8/31/2009	(111,583)
Merrill Lynch	iPath MSCI India Index ETN	20,000	1,188,480	9/4/2009	(97,398)

		169,600	$9,950,568		$(696,527)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  39

U.S. Government Money Market Fund
Schedule of Investments
August 31, 2008

Principal
Amount		Value

SHORT TERM INVESTMENTS - 85.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 85.2%
$77,800,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	$77,796,175

Shares

MONEY MARKET FUNDS - 0.6%
491,637	Fidelity Institutional Money Market Portfolio	491,637

	TOTAL SHORT TERM INVESTMENTS (Cost $78,287,812)	$78,287,812

	TOTAL INVESTMENTS (Cost $78,287,812) - 85.8%	$78,287,812
	Other Assets in Excess of Liabilities - 14.2%	12,982,599

	TOTAL NET ASSETS - 100.0%	$91,270,411

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.
40  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
August 31, 2008

	NASDAQ-100 Bull	Small Cap Bull	Small Cap Bear	Dow 30 Bull
	1.25X Fund	2.5X Fund	2.5X Fund	1.25X Fund

Assets:
Investments, at market value (Note 2)	$3,608,657	$1,742,959	$6,113,172	$3,110,131
Cash	—	1,338	—	—
Receivable for Fund shares sold	2,427,141	161,419	3,245,979	158,791
Receivable from Adviser	—	—	—	804
Deposit at broker for futures	—	—	—	433,570
Deposit at broker for swaps	1,580,000	3,420,000	3,950,000	—
Deposit at broker for options written	199,002	322,489	670,863	407,351
Due from broker for options written	—	—	—	140
Unrealized appreciation on swaps	—	29,706	—	—
Dividends and interest receivable	6,642	7,520	7,414	1,420
Other assets	13,503	8,530	19,278	8,107

Total Assets	7,834,945	5,693,961	14,006,706	4,120,314

Liabilities:
Options written, at market value (Proceeds of $-, $6,450, $12,900 and $10,105, respectively)	—	750	1,500	4,380
Payable for Fund shares redeemed	2,359,055	17,655	329,412	—
Payable to Custodian	—	—	2,029	—
Due to broker for futures	—	—	—	209,410
Due to broker for swaps	40,886	—	—	—
Due to broker for options written	400	—	—	—
Unrealized depreciation on swaps	213,314	—	271,176	—
Variation margin payable	—	—	—	58,345
Accrued investment advisory fees	1,964	5,685	7,066	—
Accrued distribution expenses	1,143	1,802	1,672	825
Accrued expenses and other liabilities	21,924	15,257	28,588	16,265

Total Liabilities	2,638,686	41,149	641,443	289,225

Net Assets	$5,196,259	$5,652,812	$13,365,263	$3,831,089

Net Assets Consist Of:
Capital stock	$100,157,694	$21,964,379	$48,848,193	$29,493,177
Accumulated undistributed net investment income (loss)	—	—	251,204	75,919
Accumulated undistributed net realized gain (loss)	(94,748,121)	(16,345,774)	(35,473,559)	(25,614,597)
Net unrealized appreciation (depreciation):
Investments	—	(1,199)	(799)	—
Options written	—	5,700	11,400	5,725
Futures	—	—	—	(129,135)
Swaps	(213,314)	29,706	(271,176)	—

Total Net Assets	$5,196,259	$5,652,812	$13,365,263	$3,831,089

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$5,196,259	$5,652,812	$13,365,263	$3,831,089
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	103,436	140,156	1,310,952	109,727
Net asset value, redemption price and offering price per share	$50.24	$40.33	$10.20	$34.91

Cost of Investments	$3,608,657	$1,744,158	$6,113,971	$3,110,131

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  41

Statements of Assets and Liabilities
August 31, 2008

	10 Year Note Bull	10 Year Note Bear	Dynamic HY	HY Bear
	2.5X Fund	2.5X Fund	Bond Fund	Fund

Assets:
Investments, at market value (Note 2)	$24,021,133	$37,472,951	$18,660,922	$27,365,755
Repurchase agreements	—	64,933,144	—	—
Cash	3	—	—	—
Receivable for Fund shares sold	3,786,569	60,000	5,126,181	42,434
Receivable from Adviser	—	—	—	14,091
Deposit at broker for futures	472,948	284,914	—	—
Deposit at broker for swaps	—	290,000	2,840,000	2,200,000
Deposit at broker for options written	191,600	—	—	—
Due from broker for futures	34,652	—	—	—
Swap payments paid	—	—	—	1,097,406
Unrealized appreciation on swaps	—	—	57,453	9,267
Variation margin receivable	—	33,447	—	—
Dividends and interest receivable	259,298	47,575	59,417	4,878
Other assets	16,122	22,246	23,627	20,901

Total Assets	28,782,325	103,144,277	26,767,600	30,754,732

Liabilities:
Securities sold short, at market value (Proceeds of $-, $64,291,255, $- and $-, respectively)	—	65,078,248	—	—
Payable for Fund shares redeemed	2,007	—	79	1,819,008
Due to broker for futures	—	26,914	—	—
Swap payments received	—	—	713,125	—
Unrealized depreciation on swaps	—	117,502	—	115,246
Variation margin payable	66,094	—	—	—
Interest payable on securities sold short	—	356,302	—	—
Accrued investment advisory fees	46,315	19,552	24,851	—
Accrued distribution expense	16,574	8,076	7,720	6,610
Accrued expenses and other liabilities	96,527	67,040	97,515	60,250

Total Liabilities	227,517	65,673,634	843,290	2,001,114

Net Assets	$28,554,808	$37,470,643	$25,924,310	$28,753,618

Net Assets Consist Of:
Capital stock	$28,375,915	$42,530,063	$29,695,965	$29,008,496
Accumulated undistributed net investment income (loss)	—	—	723,974	105,980
Accumulated undistributed net realized gain (loss)	22,038	(4,160,555)	(4,553,082)	(254,879)
Net unrealized appreciation (depreciation) on:
Investments	188,264	—	—	—
Securities sold short	—	(786,993)	—	—
Futures	(31,409)	5,630	—	—
Swaps	—	(117,502)	57,453	(105,979)

Total Net Assets	$28,554,808	$37,470,643	$25,924,310	$28,753,618

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$28,554,808	$37,470,643	25,924,310	28,753,618
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,182,686	2,711,368	1,583,054	1,533,960
Net asset value, redemption price and offering price per share	$24.14	$13.82	$16.38	$18.74

Cost of Investments	$23,832,869	$102,406,095	$18,660,922	$27,365,755

The accompanying notes are an integral part of these financial statements.

42  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
August 31, 2008

	Commodity	Emerging Markets	Emerging Markets
	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund

Assets:
Investments, at market value (Note 2)	$29,334,759	$6,886,484	$3,440,684
Cash	563	—	—
Receivable for Fund shares sold	199,559	688,279	19,762
Receivable for investments sold	—	281,176	—
Deposit at broker for swaps	23,290,000	17,080,000	5,650,000
Deposit at broker for options written	—	3,523,559	709,139
Due from broker for swaps	—	—	92,901
Due from broker for options written	—	577	—
Unrealized appreciation on swaps	—	—	43,996
Dividends and interest receivable	105,247	193,853	32,787
Other assets	21,255	26,238	21,496

Total Assets	52,951,383	28,680,166	10,010,765

Liabilities:
Options written, at market value (Proceeds of $—, $43,000 and $21,501, respectively)	—	17,500	8,750
Payable for Fund shares redeemed	152,448	628,651	633,509
Payable to Custodian	—	—	50
Due to broker for swaps	326,050	190,364	—
Due to broker for options written	—	—	—
Unrealized depreciation on swaps	9,241,017	5,461,154	172,249
Accrued investment advisory fees	13,853	9,879	2,681
Accrued distribution expense	10,036	8,115	1,942
Accrued expenses and other liabilities	127,133	74,645	21,665

Total Liabilities	9,870,537	6,390,308	840,846

Net Assets	$43,080,846	$22,289,858	$9,169,919

Net Assets Consist Of:
Capital stock	$56,620,275	$45,272,116	$20,605,961
Accumulated undistributed net investment income (loss)	—	—	—
Accumulated undistributed net realized gain (loss)	(6,116,681)	(17,550,990)	(11,320,540)
Net unrealized appreciation (depreciation) on:

Investments	1,818,269	4,386	—
Options written	—	25,500	12,751
Swaps	(9,241,017)	(5,461,154)	(128,253)

Total Net Assets	$43,080,846	$22,289,858	$9,169,919

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$43,080,846	$22,289,858	$9,169,919
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,432,521	1,047,193	346,965
Net asset value, redemption price and offering price per share	$30.07	$21.29	$26.43

Cost of Investments	$27,516,490	$6,882,098	$3,440,684

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  43

Statements of Assets and Liabilities
August 31, 2008

	Developed Markets	Developed Markets	China
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund

Assets:
Investments, at market value (Note 2)	$941,509	$6,728,374	$3,030,128
Cash	15,046	206	—
Receivable for Fund shares sold	270,447	607,153	587,463
Receivable from Adviser	—	—	1,568
Deposit at broker for swaps	1,120,000	5,490,000	3,230,000
Deposit at broker for options written	557,310	437,702	570,960
Due from broker for swaps	—	—	31,429
Due from broker for options written	—	—	12,609
Unrealized appreciation on swaps	75,713	—	—
Dividends and interest receivable	2,849	7,505	18,432
Other assets	7,274	40,430	3,613

Total Assets	2,990,148	13,311,370	7,486,202

Liabilities:
Options written, at market value (Proceeds of $-, $- and $24,300, respectively)	—	—	9,250
Payable for Fund shares redeemed	260,143	1,697,431	171,100
Payable for investments purchased	—	—	127,733
Due to broker for swaps	10,002	97,738	—
Unrealized depreciation on swaps	—	360,682	849,514
Accrued investment advisory fees	275	4,774	—
Accrued distribution expense	567	2,222	1,731
Accrued expenses and other liabilities	15,400	15,427	31,565

Total Liabilities	286,387	2,178,274	1,190,893

Net Assets	$2,703,761	$11,133,096	$6,295,309

Net Assets Consist Of:
Capital stock	$5,345,038	$11,579,577	$9,053,906
Accumulated undistributed net investment income (loss)	—	1,553,708	17,749
Accumulated undistributed net realized gain (loss)	(2,716,990)	(1,639,507)	(1,942,460)
Net unrealized appreciation/(depreciation) on:
Investments	—	—	578
Options written	—	—	15,050
Swaps	75,713	(360,682)	(849,514)

Total Net Assets	$2,703,761	$11,133,096	$6,295,309

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$2,703,761	$11,133,096	$6,295,309
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	182,998	715,381	748,968
Net asset value, redemption price and offering price per share	$14.77	$15.56	$8.41

Cost of Investments	$941,509	$6,728,374	$3,029,550

The accompanying notes are an integral part of these financial statements.

44  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
August 31, 2008

	China Bear	India Bull	U.S. Government
	2X Fund	2X Fund	Money Market Fund

Assets:
Investments, at market value (Note 2)	$540,232	$3,628,046	$78,287,812
Cash	—	—	—
Receivable for Fund shares sold	7,000	462,591	13,996,890
Receivable for investments sold	—	82,058	—
Receivable from Adviser	5,981	—	—
Receivable from Shareholders	—	—	137
Deposit at broker for swaps	660,000	1,830,000	—
Deposit at broker for options written	360,589	—	—
Due from broker for swaps	13,265	—	—
Dividends and interest receivable	10,589	9,266	1,068
Other assets	—	17,115	41,828

Total Assets	1,597,656	6,029,076	92,327,735

Liabilities:
Options written, at market value (Proceeds of $2,900, $- and $-, respectively)	2,000	—	—
Payable for Fund shares redeemed	218,708	137,282	884,098
Payable for investments purchased	—	136,619	—
Payable to Adviser	—	—	68,135
Due to broker for options	120	—	—
Unrealized depreciation on swaps	74,729	696,527	—
Accrued investment advisory fees	—	1,088	37,566
Accrued distribution expenses	389	1,178	—
Accrued expenses and other liabilities	27,384	15,138	67,525

Total Liabilities	323,330	987,832	1,057,324

Net Assets	$1,274,326	$5,041,244	$91,270,411

Net Assets Consist Of:
Capital stock	$1,610,378	$7,284,061	$91,258,832
Accumulated undistributed net investment income (loss)	9,364	—	14,981
Accumulated undistributed net realized gain (loss)	(271,587)	(1,514,919)	(3,402)
Net unrealized appreciation (depreciation) on:
Investments	—	(31,371)	—
Options written	900	—	—
Swaps	(74,729)	(696,527)	—

Total Net Assets	$1,274,326	$5,041,244	$91,270,411

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$1,274,326	$5,041,244	$91,270,411
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	50,393	404,032	91,270,419
Net asset value, redemption price and offering price per share	$25.29	$12.48	$1.00

Cost of Investments	$540,232	$3,659,417	$78,287,812

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  45

Statements of Operations
Year Ended August 31, 2008

	NASDAQ-100 Bull	Small Cap Bull	Small Cap Bear	Dow 30 Bull
	1.25X Fund	2.5X Fund	2.5X Fund	1.25X Fund

Investment income:
Dividend income	$23,453	$2,323	$5,632	$157,676
Interest income	91,398	132,158	459,819	82,814

Total investment income	114,851	134,481	465,451	240,490

Expenses:
Investment advisory fees	65,755	33,659	111,385	71,267
Distribution expenses	21,918	11,220	37,128	23,756
Shareholder servicing fees	21,918	11,220	37,128	23,756
Administration fees	3,910	3,074	5,758	4,185
Fund accounting fees	10,573	4,792	12,504	7,266
Custody fees	3,447	814	3,345	2,320
Transfer agent fees	9,575	4,431	18,768	10,324
Federal and state registration	13,977	25,988	66,444	17,011
Professional fees	19,136	13,688	18,645	18,392
Reports to shareholders	2,546	165	16,819	4,982
Trustees’ fees and expenses	1,757	1,101	2,697	1,284
Other	17,593	1,723	5,441	14,260

Total expenses before reimbursement	192,105	111,875	336,062	198,803
Excise tax credit	—	—	(20,917)	—
Less: Reimbursement of expenses from Adviser	(39,126)	(33,337)	(56,276)	(32,614)

Total expenses	152,979	78,538	258,869	166,189

Net investment income (loss)	(38,128)	55,943	206,582	74,301

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	4,345,379	(30,419)	69,496	1,628,303
Options written	19,473	25,383	48,074	57,739
Futures	641,999	(756,477)	(2,188,952)	(942,593)
Swaps	(653,635)	(347,985)	(2,828,595)	—

	4,353,216	(1,109,498)	(4,899,977)	743,449

Change in unrealized appreciation (depreciation) on:
Investments	(4,926,442)	(8,199)	(799)	(3,236,164)
Options written	—	5,700	11,400	5,725
Futures	(58,158)	(29,143)	917,328	(116,619)
Swaps	(213,314)	(33,300)	1,170,718	—

	(5,197,914)	(64,942)	2,098,647	(3,347,058)

Net realized and unrealized gain (loss) on investments	(844,698)	(1,174,440)	(2,801,330)	(2,603,609)

Net increase (decrease) in net assets resulting from operations	$(882,826)	$(1,118,497)	$(2,594,748)	$(2,529,308)

The accompanying notes are an integral part of these financial statements.

46  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended August 31, 2008

	10 Year Note Bull	10 Year Note Bear	Dynamic HY	HY Bear
	2.5X Fund	2.5X Fund	Bond Fund	Fund

Investment income:
Dividend income	$5,247	$—	$—	$—
Interest income	1,186,255	1,159,084	2,011,690	1,216,174

Total investment income	1,191,502	1,159,084	2,011,690	1,216,174

Expenses:
Investment advisory fees	258,647	150,297	426,794	255,401
Distribution expenses	86,216	50,099	142,265	85,134
Shareholder servicing fees	86,216	50,099	142,265	85,134
Administration fees	13,497	10,261	26,037	6,568
Fund accounting fees	29,096	19,574	52,463	19,675
Custody fees	8,962	3,171	32,417	9,216
Transfer agent fees	40,221	26,138	57,737	39,993
Federal and state registration	28,090	20,305	32,639	48,287
Professional fees	30,133	23,204	37,448	44,044
Reports to shareholders	22,483	19,049	28,342	21,981
Trustees’ fees and expenses	2,990	2,068	2,466	4,288
Other	4,934	5,504	9,775	11,318

Total expenses before reimbursement and dividends or interest on securities sold short	611,485	379,769	990,648	631,039
Dividends or interest on securities sold short	—	1,227,010	—	174,064

Net expenses after dividends or interest on securities sold short	611,485	1,606,779	990,648	805,103
Less: Reimbursement of expenses from Adviser	(7,448)	(29,296)	—	(35,424)

Total expenses	604,037	1,577,483	990,648	769,679

Net investment income (loss)	587,465	(418,399)	1,021,042	446,495

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	3,216,404	—	(160,685)	—
Options written	6,920	—	—	—
Securities sold short	—	(948,290)	—	(992,188)
Futures	7,594,171	(1,508,103)	(362,161)	(366,200)
Swaps	571	(155,887)	(1,249,460)	1,918,638
Contributions by affiliates (Note 5)	—	—	108,209	—

	10,818,066	(2,612,280)	(1,664,097)	560,250

Change in unrealized appreciation (depreciation) on:
Investments	(82,614)	—	12,067	—
Securities sold short	—	(612,671)	—	606,254
Futures	(20,010)	3,173	(5,967)	—
Swaps	—	(103,518)	(301,408)	(583,979)

	(102,624)	(713,016)	(295,308)	22,275

Net realized and unrealized gain (loss) on investments	10,715,442	(3,325,296)	(1,959,405)	582,525

Net increase (decrease) in net assets resulting from operations	$11,302,907	$(3,743,695)	$(938,363)	$1,029,020

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  47

Statements of Operations
Year Ended August 31, 2008

	Commodity Bull	Emerging Markets	Emerging Markets
	2X Fund	Bull 2X Fund	Bear 2X Fund

Investment income:
Dividend income	$315,595	$106,095	$10,086
Interest income	1,062,298	1,058,095	437,878

Total investment income	1,377,893	1,164,190	447,964

Expenses:
Investment advisory fees	492,468	335,619	98,869
Distribution expenses	164,156	111,873	32,956
Shareholder servicing fees	164,156	111,873	32,956
Administration fees	34,164	20,122	7,188
Fund accounting fees	64,908	37,001	12,132
Custody fees	15,372	13,871	2,611
Transfer agent fees	84,966	52,144	15,382
Federal and state registration	28,865	23,398	37,404
Professional fees	52,517	47,152	15,365
Reports to shareholders	42,897	25,877	8,123
Trustees’ fees and expenses	5,615	2,708	1,591
Other	15,115	2,388	3,513

Total expenses before reimbursement	1,165,199	784,026	268,090
Excise tax credit	—	(53,050)	—
Less: Reimbursement of expenses from Adviser	(17,505)	—	(38,221)
Plus: Recoupment of previously waived expenses	—	52,711	—

Total expenses	1,147,694	783,687	229,869

Net investment income (loss)	230,199	380,503	218,095

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	1,730,682	823,132	(98,587)
Options written	36,820	520,323	266,958
Futures	151	(370,875)	26,087
Swaps	8,406,089	(9,406,811)	(9,053,797)

	10,173,742	(8,434,231)	(8,859,339)

Change in unrealized appreciation (depreciation) on:
Investments	1,040,154	(2,434,605)	—
Options written	—	25,500	12,751
Swaps	(10,305,666)	(5,337,462)	1,858,176

	(9,265,512)	(7,746,567)	1,870,927

Net realized and unrealized gain (loss) on investments	908,230	(16,180,798)	(6,988,412)

Net increase (decrease) in net assets resulting from operations	$1,138,429	$(15,800,295)	$(6,770,317)

The accompanying notes are an integral part of these financial statements.

48  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended August 31, 2008

	Developed Markets	Developed Markets	China Bull
	Bull 2X Fund	Bear 2X Fund	2X Fund[1]

Investment income:
Dividend income	$33,100	$3,402	$10,417
Interest income	127,960	379,986	74,480

Total investment income	161,060	383,388	84,897

Expenses:
Investment advisory fees	53,523	86,052	28,810
Distribution expenses	17,841	28,684	9,603
Shareholder servicing fees	17,841	28,684	9,603
Administration fees	2,483	3,938	1,628
Fund accounting fees	4,773	5,686	3,344
Custody fees	1,389	2,464	1,634
Transfer agent fees	8,205	8,251	7,035
Federal and state registration	16,410	24,150	19,065
Professional fees	14,091	15,555	11,133
Reports to shareholders	3,840	6,902	4,535
Trustees’ fees and expenses	805	1,658	1,223
Excise taxes	20,798	—	55
Other	2,938	3,141	10,248

Total expenses before reimbursement	164,937	215,165	107,916
Less: Reimbursement of expenses by Adviser	(40,328)	(14,677)	(40,713)

Total Expenses	124,609	200,488	67,203

Net investment income (loss)	36,451	182,900	17,694

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(31,980)	(17,516)	(4,702)
Options written	(13,343)	82,763	147,894
Futures	(95,302)	(153,572)	—
Swaps	(2,607,751)	4,270,411	(2,085,652)

	(2,748,376)	4,182,086	(1,942,460)

Change in unrealized appreciation (depreciation) on:
Investments	(146,265)	—	578
Options written	—	—	15,050
Futures	83,807	—	—
Swaps	(138,186)	152,816	(849,514)

	(200,644)	152,816	(833,886)

Net realized and unrealized gain (loss) on investments	(2,949,020)	4,334,902	(2,776,346)

Net increase (decrease) in net assets resulting from operations	$(2,912,569)	$4,517,802	$(2,758,652)

[1]	Represents the period of December 3, 2007 (commencement of operations) to August 31, 2008.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  49

Statements of Operations
Year Ended August 31, 2008

	China Bear	India Bull	U.S. Government
	2X Fund[1]	2X Fund[2]	Money Market Fund

Investment income:
Dividend income	$—	$—	$—
Interest income	41,404	31,058	1,938,311

Total investment income	41,404	31,058	1,938,311

Expenses:
Investment advisory fees	13,744	11,081	334,985
Distribution expenses	4,581	3,694	—
Shareholder servicing fees	4,581	3,694	166,898
Administration fees	777	605	21,921
Fund accounting fees	1,625	1,141	37,728
Custody fees	1,264	660	16,083
Transfer agent fees	6,708	6,935	34,237
Federal and state registration	27,018	4,125	34,961
Professional fees	10,330	10,388	36,855
Reports to shareholders	1,621	1,226	33,836
Trustees’ fees and expenses	699	428	4,604
Excise taxes	17	—	—
Other	10,013	1,163	14,970

Total expenses before reimbursement	82,978	45,140	737,078
Less: Reimbursement of expenses by Adviser	(50,921)	(19,284)	—
Less: Voluntarily waived expenses	—	—	(119,570)
Plus: Recoupment of previously waived expenses	—	—	43,846

Total Expenses	32,057	25,856	661,354

Net investment income (loss)	9,347	5,202	1,276,957

Realized and unrealized gain (loss) on investments:
Investments	(43,635)	3,425	—
Options Written	100,389	—	—
Swaps	(328,341)	(1,764,864)	—

	(271,587)	(1,761,439)	—

Change in unrealized appreciation (depreciation) on:
Investments	—	(31,371)	—
Options Written	900	—	—
Swaps	(74,729)	(696,527)	—

	(73,829)	(727,898)	—

Net realized and unrealized gain (loss) on investments	(345,416)	(2,489,337)	—

Net increase (decrease) in net assets resulting from operations	$(336,069)	$(2,484,135)	$1,276,957

[1]	Represents the period of December 3, 2007 (commencement of operations) to August 31, 2008.
[2]	Represents the period of March 13, 2008 (commencement of operations) to August 31, 2008.

The accompanying notes are an integral part of these financial statements.

50  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	NASDAQ-100 Bull 1.25X Fund		Small Cap Bull 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2008	August 31, 2007	August 31, 2008	August 31, 2007

Operations:
Net investment income (loss)	$(38,128)	$(136,332)	$55,943	$145,832
Net realized gain (loss) on investments	4,353,216	2,019,565	(1,109,498)	31,319
Change in unrealized appreciation (depreciation) on investments	(5,197,914)	1,398,506	(64,942)	(152,224)

Net increase (decrease) in net assets resulting from operations	(882,826)	3,281,739	(1,118,497)	24,927

Distributions to shareholders - Investor Class:
Net investment income	—	—	(523,740)	—
Net realized gains	—	—	—	—

Total distributions	—	—	(523,740)	—

Capital share transactions - Investor Class:
Proceeds from shares sold	57,627,983	67,106,364	89,897,867	83,613,898
Proceeds from shares issued to holders in reinvestment of distributions	—	—	489,445	—
Cost of shares redeemed	(63,022,584)	(67,378,075)	(86,652,923)	(84,495,977)

Net increase (decrease) in net assets resulting from capital share transactions	(5,394,601)	(271,711)	3,734,389	(882,079)

Total increase (decrease) in net assets	(6,277,427)	3,010,028	2,092,152	(858,352)

Net assets:
Beginning of year	11,473,686	8,463,658	3,560,660	4,417,812

End of year	$5,196,259	$11,473,686	$5,652,812	$3,560,660

Undistributed (Accumulated) net investment income (loss), end of year	$—	$1,578	$—	$529,621

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  51

Statements of Changes in Net Assets

	Small Cap Bear 2.5X Fund		Dow 30 Bull 1.25X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2008	August 31, 2007	August 31, 2008	August 31, 2007
Operations:
Net investment income (loss)	$206,582	$532,620	$74,301	$135,172
Net realized gain (loss) on investments	(4,899,977)	(4,491,576)	743,449	1,462,735
Change in unrealized appreciation (depreciation) on investments	2,098,647	(1,056,598)	(3,347,058)	1,200,784

Net increase (decrease) in net assets resulting from operations	(2,594,748)	(5,015,554)	(2,529,308)	2,798,691

Distributions to shareholders - Investor Class:
Net investment income	(562,369)	—	(134,850)	(52,978)
Net realized gains	—	—	—	—

Total distributions	(562,369)	—	(134,850)	(52,978)

Capital share transactions - Investor Class:
Proceeds from shares sold	183,249,882	213,404,410	24,276,159	71,804,361
Proceeds from shares issued to holders in reinvestment of distributions	514,768	—	100,225	45,033
Cost of shares redeemed	(196,911,376)	(194,909,308)	(31,010,445)	(72,011,433)

Net increase (decrease) in net assets resulting from capital share transactions	(13,146,726)	18,495,102	(6,634,061)	(162,039)

Total increase (decrease) in net assets	(16,303,843)	13,479,548	(9,298,219)	2,583,674

Net assets:
Beginning of year	29,669,106	16,189,558	13,129,308	10,545,634

End of year	$13,365,263	$29,669,106	$3,831,089	$13,129,308

Undistributed (Accumulated) net investment income (loss), end of year	$251,204	$445,628	$75,919	$134,849

The accompanying notes are an integral part of these financial statements.

52  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	10 Year Note Bull 2.5X Fund		10 Year Note Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2008	August 31, 2007	August 31, 2008	August 31, 2007
Operations:
Net investment income (loss)	$587,465	$177,685	$(418,399)	$265,786
Net realized gain (loss) on investments	10,818,066	1,248,168	(2,612,280)	(1,680,222)
Change in unrealized appreciation (depreciation) on investments	(102,624)	(165,086)	(713,016)	496,886

Net increase (decrease) in net assets resulting from operations	11,302,907	1,260,767	(3,743,695)	(917,550)

Distributions to shareholders - Investor Class:
Net investment income	(38,088)	—	(23,079)	(157,132)
Net realized gains	(217,579)	—	—	(369,209)
Return of capital	—	—	(93,987)	—

Total distributions	(255,667)	—	(117,066)	(526,341)

Capital share transactions - Investor Class:
Proceeds from shares sold	469,628,505	62,624,856	85,063,140	73,285,949
Proceeds from shares issued to holders in reinvestment of distributions	238,454	—	114,519	510,500
Cost of shares redeemed	(460,574,534)	(70,446,061)	(49,639,801)	(74,759,973)

Net increase (decrease) in net assets resulting from capital share transactions	9,292,425	(7,821,205)	35,537,858	(963,524)

Total increase (decrease) in net assets	20,339,665	(6,560,438)	31,677,097	(2,407,415)

Net assets:
Beginning of year	8,215,143	14,775,581	5,793,546	8,200,961

End of year	$28,554,808	$8,215,143	$37,470,643	$5,793,546

Undistributed (Accumulated) net investment income (loss), end of year	$—	$33,645	$—	$13,984

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  53

Statements of Changes in Net Assets

	Dynamic HY Bond Fund		HY Bear Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2008	August 31, 2007	August 31, 2008	August 31, 2007
Operations:
Net investment income (loss)	$1,021,042	$5,660,497	$446,495	$1,660,016
Net realized gain (loss) on investments	(1,664,097)	6,688,809	560,250	2,817,797
Change in unrealized appreciation (depreciation) on investments	(295,308)	(780,528)	22,275	(47,312)

Net increase (decrease) in net assets resulting from operations	(938,363)	11,568,778	1,029,020	4,430,501

Distributions to shareholders - Investor Class:
Net investment income	(2,488,092)	(7,578,049)	(294,072)	(21,326)
Net realized gains	—	—	(929,448)	—

Total distributions	(2,488,092)	(7,578,049)	(1,223,520)	(21,326)

Capital share transactions - Investor Class:
Proceeds from shares sold	605,396,265	507,814,024	376,891,291	303,528,718
Proceeds from shares issued to holders in reinvestment of distributions	2,080,156	6,515,174	949,730	21,117
Cost of shares redeemed	(654,661,601)	(543,771,010)	(375,471,546)	(290,401,641)

Net increase (decrease) in net assets resulting from capital share transactions	(47,185,180)	(29,441,812)	2,369,475	13,148,194

Total increase (decrease) in net assets	(50,611,635)	(25,451,083)	2,174,975	17,557,369

Net assets:
Beginning of year	76,535,945	101,987,028	26,578,643	9,021,274

End of year	$25,924,310	$76,535,945	$28,753,618	$26,578,643

Undistributed (Accumulated) net investment income (loss), end of year	$723,974	$984,757	$105,980	$(158,441)

The accompanying notes are an integral part of these financial statements.

54  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Commodity Bull 2X Fund		Emerging Markets Bull 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2008	August 31, 2007	August 31, 2008	August 31, 2007
Operations:
Net investment income (loss)	$230,199	$239,974	$380,503	$233,595
Net realized gain (loss) on investments	10,173,742	(4,767,013)	(8,434,231)	353,627
Change in unrealized appreciation (depreciation) on investments	(9,265,512)	1,851,839	(7,746,567)	1,987,585

Net increase (decrease) in net assets resulting from operations	1,138,429	(2,675,200)	(15,800,295)	2,574,807

Distributions to shareholders - Investor Class:
Net investment income	(6,337,915)	—	(372,501)	(244,820)
Net realized gains	(181,911)	—	(5,113,687)	(1,499,340)
Return of capital	—	—	(6,221,172)	—

Total distributions	(6,519,826)	—	(11,707,360)	(1,744,160)

Capital share transactions - Investor Class:
Proceeds from shares sold	187,986,507	141,129,781	273,700,606	314,079,282
Proceeds from shares issued to holders in reinvestment of distributions	6,045,827	—	10,637,278	1,718,132
Cost of shares redeemed	(186,305,904)	(99,281,999)	(278,781,366)	(292,276,418)

Net increase (decrease) in net assets resulting from capital share transactions	7,726,430	41,847,782	5,556,518	23,520,996

Total increase (decrease) in net assets	2,345,033	39,172,582	(21,951,137)	24,351,643

Net assets:
Beginning of year	40,735,813	1,563,231	44,240,995	19,889,352

End of year	$43,080,846	$40,735,813	$22,289,858	$44,240,995

Undistributed (Accumulated) net investment income (loss), end of year	$—	$1,492,093	$—	$123,692

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  55

Statements of Changes in Net Assets

	Emerging Markets Bear 2X Fund		Developed Markets Bull 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2008	August 31, 2007	August 31, 2008	August 31, 2007
Operations:
Net investment income (loss)	$218,095	$279,875	$36,451	$398,091
Net realized gain (loss) on investments	(8,859,339)	(7,671,408)	(2,748,376)	3,918,210
Change in unrealized appreciation (depreciation) on investments	1,870,927	(2,008,697)	(200,644)	(535,563)

Net increase (decrease) in net assets resulting from operations	(6,770,317)	(9,400,230)	(2,912,569)	3,780,738

Distributions to shareholders - Investor Class:
Net investment income	—	(62,757)	(560,910)	(1,730,022)
Net realized gains	—	—	(70,966)	(193,256)
Return of capital	—	—	(262,501)	—

Total distributions	—	(62,757)	(894,377)	(1,923,278)

Capital share transactions - Investor Class:
Proceeds from shares sold	162,822,542	191,252,192	62,380,365	71,908,529
Proceeds from shares issued to holders in reinvestment of distributions	—	62,298	877,299	1,858,562
Cost of shares redeemed	(169,471,753)	(161,988,303)	(67,233,095)	(83,833,241)

Net increase (decrease) in net assets resulting from capital share transactions	(6,649,211)	29,326,187	(3,975,431)	(10,066,150)

Total increase (decrease) in net assets	(13,419,528)	19,863,200	(7,782,377)	(8,208,690)

Net assets:
Beginning of year	22,589,447	2,726,247	10,486,138	18,694,828

End of year	$9,169,919	$22,589,447	$2,703,761	$10,486,138

Undistributed (Accumulated) net investment income (loss), end of year	$—	$1,986,429	$—	$230,473

The accompanying notes are an integral part of these financial statements.

56  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Developed Markets Bear 2X Fund		China Bull 2X Fund	China Bear 2X Fund
	Year Ended	Year Ended	December 3, 2007[1]	December 3, 2007[1]
	August 31, 2008	August 31, 2007	to August 31, 2008	to August 31, 2008
Operations:
Net investment income (loss)	$182,900	$70,895	$17,694	$9,347
Net realized gain (loss) on investments	4,182,086	(906,915)	(1,942,460)	(271,587)
Change in unrealized appreciation (depreciation) on investments	152,816	(434,666)	(833,886)	(73,829)

Net increase (decrease) in net assets resulting from operations	4,517,802	(1,270,686)	(2,758,652)	(336,069)

Distributions to shareholders - Investor Class:
Net investment income	—	—	—	—
Net realized gains	—	—	—	—

Total distributions	—	—	—	—

Capital share transactions - Investor Class:
Proceeds from shares sold	148,780,387	48,333,830	72,953,135	39,239,591
Proceeds from shares issued to holders in reinvestment of distributions	—	—	—	—
Cost of shares redeemed	(148,847,037)	(43,167,743)	(63,899,174)	(37,629,196)

Net increase (decrease) in net assets resulting from capital share transactions	(66,650)	5,166,087	9,053,961	1,610,395

Total increase (decrease) in net assets	4,451,152	3,895,401	6,295,309	1,274,326

Net assets:
Beginning of year/period	6,681,944	2,786,543	—	—

End of year/period	$11,133,096	$6,681,944	$6,295,309	$1,274,326

Undistributed (Accumulated) net investment income (loss), end of year/period	$1,553,708	$513,498	$17,749	$9,364

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  57

Statements of Changes in Net Assets

	India Bull 2X Fund	U.S. Government Money Market Fund
	March 13, 2008[1]	Year Ended	Year Ended
	to August 31, 2008	August 31, 2008	August 31, 2007
Operations:
Net investment income (loss)	$5,202	$1,276,957	$1,328,905
Net realized gain (loss) on investments	(1,761,439)	—	—
Change in unrealized appreciation (depreciation) on investments	(727,898)	—	—

Net increase (decrease) in net assets resulting from operations	(2,484,135)	1,276,957	1,328,905

Distributions to shareholders - Investor Class:
Net investment income	—	(1,276,957)	(1,328,905)
Net realized gains	—	—	—

Total distributions	—	(1,276,957)	(1,328,905)

Capital share transactions - Investor Class:
Proceeds from shares sold	28,976,114	810,278,680	541,993,033
Proceeds from shares issued to holders in reinvestment of
distributions	—	1,065,340	1,219,505
Cost of shares redeemed	(21,450,735)	(768,561,925)	(522,033,636)

Net increase (decrease) in net assets resulting from capital share transactions	7,525,379	42,782,095	21,178,902

Total increase (decrease) in net assets	5,041,244	42,782,095	21,178,902

Net assets:
Beginning of year/period	—	48,488,316	27,309,414

End of year/period	$5,041,244	$91,270,411	$48,488,316

Undistributed (Accumulated) net investment income (loss), end of year/period	$—	$14,981	$14,981

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

58  DIREXION ANNUAL REPORT

Financial Highlights
August 31, 2008

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Interest		Excluding Short Interest		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	Year/Period	Return[5]	(,000)	Expenses	Expenses	Expenses	Expenses	Recoupment	Rate[6]

NASDAQ-100 Bull 1.25X Fund
Year ended August 31, 2008	$55.69	$(0.24)	$(5.21)	$(5.45)	$—	$—	$—	$—	$50.24	(9.79%)	$5,196	—	—	2.20%	1.75%	(0.44%)	261%
Year ended August 31, 2007	42.85	(0.38)	13.22	12.84	—	—	—	—	55.69	29.99%	11,474	—	—	1.99%	1.75%	(0.76%)	295%
Year ended August 31, 2006	44.14	(0.47)	(0.82)	(1.29)	—	—	—	—	42.85	(2.92%)	8,464	—	—	1.75%	1.75%	(1.04%)	237%
Year ended August 31, 2005	37.73	(0.12)	6.53	6.41	—	—	—	—	44.14	16.99%	11,717	—	—	1.75%	1.75%	(0.29%)	77%
Year ended August 31, 2004	37.76	(0.59)	0.56	(0.03)	—	—	—	—	37.73	(0.08%)	11,898	—	—	1.75%	1.75%	(1.45%)	284%
Small Cap Bull 2.5X Fund
Year ended August 31, 2008	60.04	0.55	(15.61)	(15.06)	(4.65)	—	—	(4.65)	40.33	(26.31%)	5,653	—	—	2.50%	1.75%	1.24%	723%
Year ended August 31, 2007	53.44	1.80	4.80	6.60	—	—	—	—	60.04	12.33%	3,561	—	—	3.19%	1.75%	2.76%	535%
Year ended August 31, 2006	56.60	1.48	(4.64)	(3.16)	—	—	—	—	53.44	(5.60%)	4,418	—	—	2.07%	1.75%	2.50%	762%
Year ended August 31, 2005	45.45	0.23	10.92	11.15	—	—	—	—	56.60	24.53%	15,573	—	—	1.75%	1.75%	0.43%	407%
Year ended August 31, 2004	41.75	(0.52)	4.22	3.70	—	—	—	—	45.45	8.86%	8,263	—	—	1.75%	1.75%	(1.10%)	0%
Small Cap Bear 2.5X Fund
Year ended August 31, 2008	11.61	0.17	(1.16)	(0.99)	(0.42)	—	—	(0.42)	10.20	(8.95%)	13,365	—	—	2.27%	1.75%	1.39%	0%
Year ended August 31, 2007	15.12	0.39	(3.90)	(3.51)	—	—	—	—	11.61	(23.21%)	29,669	—	—	2.15%	1.75%	3.25%	0%
Year ended August 31, 2006	19.88	0.41	(3.70)	(3.29)	(0.75)	—	(0.72)	(1.47)	15.12	(17.09%)	16,190	—	—	1.75%	1.88%	2.23%	0%
Year ended August 31, 2005	26.48	0.15	(6.75)	(6.60)	—	—	—	—	19.88	(24.92%)	47,713	—	—	2.16%	1.95%	0.68%	0%
Year ended August 31, 2004	31.77	(0.34)	(4.83)	(5.17)	(0.12)	—	—	(0.12)	26.48	(16.33%)	7,729	—	—	2.00%	1.95%	(1.26%)	0%
Dow 30 Bull 1.25X Fund
Year ended August 31, 2008	41.94	0.31	(7.00)	(6.69)	(0.34)	—	—	(0.34)	34.91	(16.09%)	3,831	—	—	2.10%	1.75%	0.78%	253%
Year ended August 31, 2007	34.75	0.34	6.94	7.28	(0.09)	—	—	(0.09)	41.94	20.97%	13,129	—	—	1.98%	1.75%	0.87%	318%
Year ended August 31, 2006	31.70	0.23	3.05	3.28	(0.23)	—	—	(0.23)	34.75	10.39%	10,546	—	—	2.22%	1.75%	0.68%	278%
Year ended August 31, 2005	30.69	0.20	0.97	1.17	(0.16)	—	—	(0.16)	31.70	3.79%	6,343	—	—	1.81%	1.75%	0.62%	84%
Year ended August 31, 2004	27.91	0.09	2.78	2.87	(0.09)	—	—	(0.09)	30.69	10.27%	11,464	—	—	1.75%	1.75%	0.28%	236%
10 Year Note Bull 2.5X Fund
Year ended August 31, 2008	20.12	0.40	4.35	4.75	(0.11)	(0.62)	—	(0.73)	24.14	24.07%	28,555	—	—	1.77%	1.75%	1.70%	2,086%
Year ended August 31, 2007	18.73	0.62 [7]	0.77	1.39	—	—	—	—	20.12	7.42%	8,215	8.80%	7.48%	3.07%	1.75%	3.20%[8]	1,083%
Year ended August 31, 2006	20.96	0.62 [7]	(2.39)	(1.77)	(0.33)	—	(0.13)	(0.46)	18.73	(8.52%)	14,776	8.84%	5.84%	4.75%	1.75%	3.53%[8]	889%
March 31, 2005[12] to August 31, 2005	20.00	0.22	0.74	0.96	—	—	—	—	20.96	4.80%[2]	1,212	—	—	8.81%[1]	1.60%[1]	2.80%[1]	1,444%[2]
10 Year Note Bear 2.5X Fund
Year ended August 31, 2008	17.57	(0.31)[9]	(3.26)	(3.57)	(0.04)	—	(0.14)	(0.18)	13.82	(20.46%)	37,471	8.02%	7.88%	1.89%	1.75%	(2.09%)[10]	0%
Year ended August 31, 2007	18.87	0.44 [9]	(1.03)	(0.59)	(0.21)	(0.50)	—	(0.71)	17.57	(3.27%)	5,794	11.92%	11.40%	2.27%	1.75%	2.37%[10]	0%
Year ended August 31, 2006	17.02	— [9]	1.85	1.85	—	—	—	—	18.87	10.87%	8,201	10.45%	10.45%	1.75%	1.75%	0.02%[10]	0%
Year ended August 31, 2005	17.96	(0.20)[9]	(0.74)	(0.94)	—	—	—	—	17.02	(5.23%)	35,994	6.94%	7.06%	1.63%	1.75%	(1.13%)[10]	0%
May 17, 2004[12] to August 31, 2004	20.00	(0.03)	(2.01)	(2.04)	—	—	—	—	17.96	(10.20%)[2]	4,721	3.95%[1]	1.75%[1]	3.95%[1]	1.75%[1]	(0.60%)[1]	0%[2]
Dynamic HY Bond Fund
Year ended August 31, 2008	18.67	0.32	(1.38)	(1.06)	(1.23)	—	—	(1.23)	16.38	(5.85%)[11]	25,924	—	—	1.74%	1.74%	1.80%	241%
Year ended August 31, 2007	18.16	0.79	0.51	1.30	(0.79)	—	—	(0.79)	18.67	7.24%	76,536	—	—	1.52%	1.52%	4.16%	426%
Year ended August 31, 2006	19.00	0.77	0.23	1.00	(1.84)	—	—	(1.84)	18.16	5.58%	101,987	—	—	1.46%	1.46%	4.18%	805%
Year ended August 31, 2005	20.35	0.84	(1.37)	(0.53)	(0.82)	—	—	(0.82)	19.00	(2.66%)	206,548	—	—	1.39%	1.39%	4.14%	622%
July 1, 2004[12] to August 31, 2004	20.00	0.17	0.18	0.35	—	—	—	—	20.35	1.75%[2]	251,241	—	—	1.50%[1]	1.50%[1]	5.32%[1]	47%[2]

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of of less than one year. Investments in options,swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) before interest on short positions for the year ended August 31, 2007 and the year ended August 31, 2006 was $1.73 and $1.33, respectively.
[8]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2007 and 2006 was 8.93% and 7.63%, respectively.
[9]	Net investment income (loss) before interest on short positions for the years ended August 31, 2008, 2007, 2006 and 2005 were $0.59, $2.25, $1.64 and $0.74, respectively.
[10]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the years ended August 31, 2008, 2007, 2006 and 2005 were 4.04%, 12.02%, 8.73%, 4.31%, respectively.
[11]	The Adviser made a contribution due to trading error. If the contribution had not been made, the total return would have been lower by 0.41%.
[12]	Commencement of operations.

DIREXION ANNUAL REPORT  59

Financial Highlights
August 31, 2008

													RATIO TO AVERAGE NET ASSETS
																	Net
				Net Realized	Net Increase												Investment
	Net Asset	Net		and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,					Income (Loss)
	Value,	Investment		Unrealized	in Net Asset	from Net	from	Return		Value,		End of	Including Short Interest		Excluding Short Interest		After Expense	Portfolio
	Beginning	Income		Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]		on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	of Year/Period	Return[5]	(,000)	Expenses	Expenses	Expenses	Expenses	Recoupment	Rate[6]

HY Bear Fund
Year ended August 31, 2008	$19.23	$0.25	[7]	$0.06	$0.31	$(0.16)	$(0.64)	$—	$(0.80)	$18.74	1.63%	$28,754	2.37%	2.26%	1.86%	1.75%	1.31%[8]	0%
Year ended August 31, 2007	19.48	0.66	[7]	(0.79)	(0.13)	(0.12)	—	—	(0.12)	19.23	(0.66%)	26,579	3.18%	3.22%	1.68%	1.72%	3.41%[8]	0%
September 30, 2005[12] to August 31, 2006	20.00	0.45	[7]	(0.97)	(0.52)	—	—	—	—	19.48	(2.60%)[2]	9,021	3.72%[1]	2.02%[1]	3.45%[1]	1.75%[1]	2.51%[1,8]	1,150%[2]
Commodity Bull 2X Fund
Year ended August 31, 2008	32.02	0.13		3.56	3.69	(5.48)	(0.16)	—	(5.64)	30.07	10.93%	43,081	—	—	1.78%	1.75%	0.35%	168%
Year ended August 31, 2007	20.48	0.46		11.08	11.54	—	—	—	—	32.02	56.35%	40,736	—	—	2.06%	1.75%	1.56%	612%
Year ended August 31, 2006	25.03	0.43		(2.76)	(2.33)	—	(2.22)	—	(2.22)	20.48	(9.35%)	1,563	—	—	2.59%	1.75%	1.80%	8,528%
February 17, 2005[12] to August 31, 2005	20.00	0.16		4.87	5.03	—	—	—	—	25.03	25.15%[2]	35,090	—	—	2.00%[1]	1.75%[1]	1.37%	0%[2]
Emerging Markets Bull 2X Fund
Year ended August 31, 2008	38.89	0.29		(7.75)	(7.46)	(0.36)	(4.43)	(5.35)	(10.14)	21.29	(27.82%)	22,290	—	—	1.75%	1.75%	0.85%	2,796%
Year ended August 31, 2007	25.02	0.31		16.41	16.72	(0.48)	(2.37)	—	(2.85)	38.89	69.47%	44,241	—	—	2.02%	1.75%	0.93%	2,617%
November 1, 2005[12] to August 31, 2006	20.00	0.20		5.19	5.39	(0.37)	—	—	(0.37)	25.02	27.06%[2]	19,889	—	—	1.55%[1]	1.55%[1]	0.92%[1]	954%[2]
Emerging Markets Bear 2X Fund[10]
Year ended August 31, 2008	28.60	0.09		(2.26)	(2.17)	—	—	—	—	26.43	(7.59%)	9,170	—	—	2.04%	1.75%	1.66%	0%
Year ended August 31, 2007	60.50	1.35		(32.00)	(30.65)	(1.25)	—	—	(1.25)	28.60	(51.25%)	22,589	—	—	2.59%	1.75%	3.49%	0%
November 4, 2005[12] to August 31, 2006	100.00	1.70		(41.20)	(39.50)	—	—	—	—	60.50	(39.50%)[2]	2,726	—	—	2.72%[1]	1.71%[1]	2.87%[1]	0%[2]
Developed Markets Bull 2X Fund
Year ended August 31, 2008	26.31	0.11		(7.90)	(7.79)	(2.36)	(0.30)	(1.09)	(3.75)	14.77	(34.75%)	2,704	—	—	2.32%	1.75%	0.51%	1078%
Year ended August 31, 2007	22.33	0.61		5.23	5.84	(1.54)	(0.32)	—	(1.86)	26.31	26.61%	10,486	—	—	2.03%	1.75%	2.35%	496%
January 25, 2006[12] to August 31, 2006	20.00	(0.07)		2.40	2.33	—	—	—	—	22.33	11.65%[2]	18,695	—	—	3.87%[1]	1.70%[1]	(0.51%)[1]	251%[2]
Developed Markets Bear 2X Fund
Year ended August 31, 2008	11.99	0.20		3.37	3.57	—	—	—	—	15.56	29.77%	11,133	—	—	1.88%	1.75%	1.60%	0%
Year ended August 31, 2007	15.90	0.43		(4.34)	(3.91)	—	—	—	—	11.99	(24.53%)	6,682	—	—	6.12%	1.75%	3.20%	0%
February 6, 2006[12] to August 31, 2006	20.00	0.31		(4.41)	(4.10)	—	—	—	—	15.90	(20.50%)[2]	2,787	—	—	2.83%[1]	1.74%[1]	3.10%[1]	0%[2]
China Bull 2X Fund
December 3, 2007[12]to August 31, 2008	20.00	0.04		(11.63)	(11.59)	—	—	—	—	8.41	(57.95%)[2]	6,295	—	—	2.81%[1]	1.75%[1]	0.46%[1]	2,204%[2]
China Bear 2X Fund
December 3, 2007[12]to August 31, 2008	20.00	0.09		5.20	5.29	—	—	—	—	25.29	26.45%[2]	1,274	—	—	4.53%[1]	1.75%[1]	0.51%[1]	0%[2]
India Bull 2X Fund
March 13, 2008[12] to August 31, 2008	20.00	0.03		(7.55)	(7.52)	—	—	—	—	12.48	(37.60%)[2]	5,041	—	—	3.06%[1]	1.75%[1]	0.35%[1]	2,295%[2]
U.S. Government Money Market Fund
Year ended August 31, 2008	1.00	0.02		—	0.02	(0.02)	—	—	(0.02)	1.00	2.23%	91,270	—	—	1.10%	0.99%	1.91%	0%
Year ended August 31, 2007	1.00	0.04		—	0.04	(0.04)	—	—	(0.04)	1.00	4.14%	48,488	—	—	1.21%[11]	1.18%	4.06%	0%
Year ended August 31, 2006	1.00	0.03		—	0.03	(0.03)	—	—	(0.03)	1.00	3.49%	27,309	—	—	1.00%	1.09%	3.37%	0%
Year ended August 31, 2005	1.00	0.02		—	0.02	(0.02)	—	—	(0.02)	1.00	1.54%	18,718	—	—	1.07%	1.00%	1.61%	0%
Year ended August 31, 2004	1.00	—[9]		—	—	— [9]	—	—	—	1.00	0.10%	20,628	—	—	1.30%	0.99%	0.12%	0%

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of of less than one year. Investments in options,swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) before interest on short positions for the years ended August 31, 2008, 2007 and 2006 were $0.35, $0.94 and $0.41, respectively.
[8]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the years ended August 31, 2008, 2007 and 2006 were 1.83%, 4.96% and 2.25%, respectively.
[9]	Amount is less than $0.01 per share.
[10]	On May 19, 2008, the Emerging Markets Bear 2X Fund had a 5:1 reverse stock split. Per share data for all periods prior to May 19, 2008 has been adjusted to give effect to 5:1 reverse stock split.
[11]	The gross expense ratio reported includes additional expenses that were incurred by Fund and waived under the terms of the Operating Expense Limitation Agreement.
[12]	Commencement of operations.

60  DIREXION ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2008

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The trust currently has 40 series of which 17 are included in this report, NASDAQ-100 Bull 1.25X Fund, Small Cap Bull 2.5X, Small Cap Bear 2.5X, Dow 30 Bull 1.25X Fund, 10 Year Note Bear 2.5X Fund, 10 Year Note Bull 2.5X Fund, Dynamic HY Bond Fund, HY Bear Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, China Bull 2X Fund, China Bear 2X Fund, India Bull 2X Fund and the U.S. Government Money Market Fund (each a “Fund” and collectively, the “Funds”). Each Fund (other than the U.S. Government Money Market Fund) is a non-diversified series of the Trust pursuant to the 1940 Act. The China Bull 2X Fund and China Bear 2X Fund commenced operations on December 3, 2007. The India Bull 2X Fund commenced operations on March 13, 2008. The 17 Funds included in this report offer only Investor Class of shares.

The objective of the NASDAQ-100 Bull 1.25X Fund is to provide daily investment returns that correspond to 125% of the performance of the NASDAQ-100 IndexTM (“NASDAQ Index”). The objective of the Small Cap Bull 2.5X Fund is to provide daily investment returns that correspond to 250% of the performance of the Russell 2000® Index (Russell 2000 Index”). The objective of the Small Cap Bear 2.5X Fund is to provide daily investment returns that inversely correspond (or opposite) to 250% of the performance of the Russell 2000 Index. The objective of the Dow 30 Bull 1.25X Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Industrial AverageSM (“Dow”). The objective of the 10 Year Note Bear 2.5X Fund is to provide investment returns that inversely correspond (or opposite) to 250% of the daily price movement of the benchmark 10-year U.S. Treasury Note. The objective of the 10 Year Note Bull 2.5X Fund is to provide investment returns that correspond to 250% of the daily price movement of the benchmark 10 Year Note. The objective of the Dynamic HY Bond Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such investments, with an emphasis on lower-quality debt instruments. The objective of the HY Bear Fund is to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments. The objective of the Commodity Bull 2X Fund is to seek capital appreciation on an annual basis by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes, in an attempt to gain exposure to the investment returns of the commodities markets without investing directly in physical commodities. The objective of the Emerging Markets Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the MSCI Emerging Markets Index (’EM Index”). The objective of the Emerging Market Bear 2X Fund is to provide investment returns that inversely correspond (opposite) to 200% of the performance of the EM Index. The objective of the Developed Markets Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the MSCI EAFE Index (“EAFE Index”). The objective of the Developed Markets Bear 2X Fund is to provide investment returns that inversely correspond (or opposite) to 200% of the performance of the EAFE Index. The objective of the China Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the FTSE/Xinhua China 25 Index. The China Bear 2X Fund is to provide investment returns that inversely correspond (or opposite) to 200% of the FTSE/Xinhua China 25 Index. The objective of the India Bull 2X Fund is to provide investment returns that correspond to 200% of the performance of the MSCI India Index. The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

DIREXION ANNUAL REPORT  61

a) Investment Valuation – Equity securities, exchange-traded funds, closed-end investment companies, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices. Over-the-counter (“OTC”) securities and swap agreements are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

d) Swap Contracts – Each Fund, other than the U.S. Government Money Market Fund, may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of the swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount of the swap contract would have decreased in value if it had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Interest on swap contracts accrues at a rate of LIBOR plus a variable rate for a Bull Fund and a rate of LIBOR less a variable rate for a Bear Fund. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as “unrealized gains or losses on swaps and futures”

62  DIREXION ANNUAL REPORT

and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by cash, cash equivalents and securities of the Fund held as deposits at the broker.

Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Dynamic HY Bond Fund and HY Bear Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically a default by a corporate issuer on its debt obligations. The stream of payments is recorded as an unrealized gain or loss until the swap is sold or expires. The Fund may use swaps to attempt to gain exposure to debt securities without actually purchasing those securities or to hedge a position. The Fund may purchase credit protection on the referenced entity of the credit default swap (“Buy Contract”) or provide credit protection on the referenced entity of the credit default swap (“Sale Contract”). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). At August 31, 2008, the Dynamic HY Bond Fund had Sale Contracts outstanding with Maximum Payout Amounts aggregating $10,350,000, with net unrealized appreciation of $57,453, as reflected in the schedule of investments. The HY Bear Fund had Buy Contracts outstanding with Maximum Payout Amounts aggregating $15,650,000 with net unrealized depreciation of $105,979 as reflected in the schedule of investments. Maximum Payout Amounts could be offset by the subsequent sale, in any, of assets obtained via the execution of a payout event.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty. In order to minimize credit risk, the Funds will attempt to enter into swap contracts with multiple counterparties. The Funds will not enter into swap agreements unless the Adviser believes that the other party to the transaction is creditworthy, the Funds do bear the risk loss of loss of the amount in the event of the default or bankruptcy of the agreement counterparty. The Funds have established counterparty credit guidelines and entered into transactions only with financial institutions or investment grade or better.

e) Short Positions – The Small Cap Bear 2.5X Fund, 10 Year Note Bear 2.5X Fund, HY Bear Fund, Emerging Markets Bear 2X Fund, Developed Markets Bear 2X Fund, and China Bear 2X Fund may engage in short sale transactions. The NASDAQ-100 Bull 1.25X Fund, Small Cap Bull 2.5X Fund and Dow 30 Bull 1.25X Fund can only engage in short sales “against the box” In this instance a security can only be sold short if a long position is held on the same security. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions –  The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract

DIREXION ANNUAL REPORT  63

for short sales. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

Transactions in options written during the year ended August 31, 2008, were as follows:

	NASDAQ-100		Small Cap		Small Cap		Dow 30
	Bull 1.25X Fund		Bull 2.5X Fund		Bear 2.5X Fund		Bull 1.25X Fund
	Number	Premiums	Number	Premiums	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received	of Contracts	Received	of Contracts	Received

Options outstanding at August 31, 2007	—	$—	—	$—	—	$—	—	$—
Options written	720	29,073	2,460	293,111	4,850	500,567	1,335	129,213
Options terminated in closing purchase transactions	(200)	(7,400)	(1,875)	(253,082)	(3,265)	(365,539)	(835)	(87,410)
Options expired	(520)	(21,673)	(535)	(33,579)	(1,485)	(122,128)	(350)	(28,478)
Option exercised	—	—	—	—	—	—	(30)	(3,220)

Options outstanding at August 31, 2008	—	$—	50	$6,450	100	$12,900	120	$10,105

	Commodity		Emerging Markets		Emerging Markets		Developing Markets
	Bull 2X Fund		Bull 2X Fund		Bear 2X Fund		Bull 2X Fund
	Number	Premiums	Number	Premiums	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received	of Contracts	Received	of Contracts	Received

Options outstanding at August 31, 2007	—	$—	—	$—	—	$—	—	$—
Options written	375	45,670	19,030	3,628,015	5,150	679,856	2,050	205,852
Options terminated in closing purchase transactions	—	—	(14,560)	(2,911,957)	(3,180)	(540,716)	(1,425)	(161,064)
Options expired	(325)	(36,820)	(2,470)	(673,058)	(970)	(117,639)	(625)	(44,788)
Option exercised	(50)	(8,850)	—	—	—	—	—	—

Options outstanding at August 31, 2008	—	$—	2,000	$43,000	1,000	$21,501	—	$—

	Developing Markets		China		China
	Bear 2X Fund		Bull 2X Fund		Bear 2X Fund
	Number	Premiums	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received	of Contracts	Received

Options outstanding at August 31, 2007	—	$—	—	$—	—	$—
Options written	2,840	294,578	1,645	239,953	890	160,408
Options terminated in closing purchase transactions	(2,070)	(226,395)	(480)	(120,779)	(350)	(95,969)
Options expired	(770)	(68,183)	(715)	(94,874)	(440)	(61,539)
Option exercised	—	—	—	—	—	—

Options outstanding at August 31, 2008	—	$—	450	$24,300	100	$2,900

g) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

64  DIREXION ANNUAL REPORT

h) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

j) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

k) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

l) Distributions to Shareholders – Each Fund, other than the U.S. Government Money Market Fund, generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Trust paid during the year ended August 31, 2008 and year ended August 31, 2007, were as follows:

	NASDAQ-100 Bull 1.25X Fund		Small Cap Bull 2.5X Fund		Small Cap Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007	2008	2007

Distributions paid from:
Ordinary Income	$—	$—	$523,740	$—	$562,369	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—

Total Distributions paid	$—	$—	$523,740	$—	$562,369	$—

	Dow 30 Bull 1.25X Fund		10 Year Note Bull 2.5X Fund		10 Year Note Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007	2008	2007

Distributions paid from:
Ordinary Income	$134,850	$52,978	$210,366	$—	$23,079	$473,961
Long-Term Capital Gains	—	—	45,301	—	—	52,380
Return of Capital	—	—	—	—	93,987	—

Total Distributions paid	$134,850	$52,978	$255,667	$—	$117,066	$526,341

DIREXION ANNUAL REPORT  65

	Dynamic HY Bond Fund		HY Bear Fund		Commodity Bull 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007	2008	2007

Distributions paid from:
Ordinary Income	$2,488,092	$7,578,049	$1,223,520	$21,326	$6,519,826	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—

Total Distributions paid	$2,488,092	$7,578,049	$1,223,520	$21,326	$6,519,826	$—

	Emerging Markets		Emerging Markets		Developed Markets
	Bull 2X Fund		Bear 2X Fund		Bull 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007	2008	2007

Distributions paid from:
Ordinary Income	$5,193,968	$1,744,160	$—	$62,757	$618,675	$1,849,970
Long-Term Capital Gains	292,220	—	—	—	13,201	73,308
Return of Capital	6,221,172	—	—	—	262,501	—

Total Distributions paid	$11,707,360	$1,744,160	$—	$62,757	$894,377	$1,923,278

	Developed Markets		China Bull	China Bear
	Bear 2X Fund		2X Fund	2X Fund
	Year Ended	Year Ended	Period Ended	Period Ended
	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008[1]	2008[1]

Distributions paid from:
Ordinary Income	$—	$—	$—	$—
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$—	$—	$—	$—

	India Bull	U.S. Government
	2X Fund	Money Market Fund
	Period Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,
	2008[2]	2008	2007

Distributions paid from:
Ordinary Income	$—	$1,276,957	$1,328,905
Long-Term Capital Gains	—	—	—
Return of Capital	—	—	—

Total Distributions paid	$—	$1,276,957	$1,328,905

[1]	Commenced operations on December 3, 2007.

[2]	Commenced operations on March 13, 2008.

The fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31,
2008. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

66  DIREXION ANNUAL REPORT

At August 31, 2008 the components of distributable earnings of the Funds on a tax basis were as follows:

	NASDAQ-100	Small Cap	Small Cap	Dow 30
	Bull 1.25X Fund	Bull 2.5X Fund	Bear 2.5X Fund	Bull 1.25X Fund

Tax cost of investments	$4,068,316	$1,744,158	$6,113,971	$3,110,143
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	(459,659)	(1,199)	(799)	(12)

Net unrealized appreciation/depreciation	(459,659)	(1,199)	(799)	(12)

Undistributed ordinary income	—	—	251,204	75,919
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	251,204	75,919

Other accumulated losses	(94,501,776)	(16,310,368)	(35,733,335)	(25,737,995)

Total accumulated earnings/(losses)	$(94,961,435)	$(16,311,567)	$(35,482,930)	$(25,662,088)

	10 Year Note	10 Year Note	Dynamic HY	HY
	Bull 2.5X Fund	Bear 2.5X Fund	Bond Fund	Bear Fund

Tax cost of investments	$23,842,240	$102,406,095	$18,660,922	$27,365,755
Gross unrealized appreciation	192,188	—	—	—
Gross unrealized depreciation	(13,295)	—	—	—

Net unrealized appreciation/depreciation	178,893	—	—	—

Undistributed ordinary income	—	—	805,553	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	805,553	—

Other accumulated losses	—	(5,059,420)	(4,577,208)	(254,878)

Total accumulated earnings/(losses)	$178,893	$(5,059,420)	$(3,771,655)	$(254,878)

	Commodity	Emerging Markets	Emerging Markets	Developed Markets
	Bull 2X Fund	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund

Tax cost of investments	$31,641,315	$9,794,095	$3,440,684	$1,378,211
Gross unrealized appreciation	3,575,987	4,386	—	—
Gross unrealized depreciation	(5,882,543)	(2,911,997)	—	(436,702)

Net unrealized appreciation/depreciation	(2,306,556)	(2,907,611)	—	(436,702)

Undistributed ordinary income	—	—	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	—	—

Other accumulated losses	(11,232,873)	(20,074,647)	(11,436,042)	(2,204,575)

Total accumulated earnings/(losses)	$(13,539,429)	$(22,982,258)	$(11,436,042)	$(2,641,277)

DIREXION ANNUAL REPORT  67

	Developed Markets	China	China
	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Tax cost of investments	$6,728,374	$4,070,477	$540,232
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	(1,040,349)	—

Net unrealized appreciation/depreciation	—	(1,040,349)	—

Undistributed ordinary income	1,553,708	17,749	9,364
Undistributed long-term capital gain	—	—	—

Total distributable earnings	1,553,708	17,749	9,364

Other accumulated losses	(2,000,189)	(1,735,997)	(345,416)

Total accumulated earnings/(losses)	$(446,481)	$(2,758,597)	$(336,052)

	India	U.S. Government
	Bull 2X Fund	Money Market Fund

Tax cost of investments	$3,920,398	$78,287,812
Gross unrealized appreciation	932	—
Gross unrealized depreciation	(293,284)	—

Net unrealized appreciation/depreciation	(292,352)	—

Undistributed ordinary income	—	14,981
Undistributed long-term capital gain	—	—

Total distributable earnings	—	14,981

Other accumulated losses	(1,950,465)	(3,402)

Total accumulated earnings/(losses)	$(2,242,817)	$11,579

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income and realized gains and losses under GAAP and tax reporting:

	Net Investment	Realized	Capital
	Income or (Loss)	Gain or (Loss)	Stock

NASDAQ-100 Bull 1.25X Fund	$36,550	$1,578	$(38,128)
Small Cap Bull 2.5X Fund	(61,824)	529,354	(467,530)
Small Cap Bear 2.5X Fund	161,363	(180,627)	19,264
Dow 30 Bull 1.25X Fund	1,619	(1,619)	—
10 Year Note Bull 2.5X Fund	(583,022)	(10,764,918)	11,347,940
10 Year Note Bear 2.5X Fund	427,494	209,007	(636,501)
Dynamic HY Bond Fund	1,206,267	(1,622,202)	415,935
HY Bear Fund	111,998	(628,329)	516,331
Commodity Bull 2X Fund	4,615,623	(7,595,240)	2,979,617
Emerging Markets Bull 2X Fund	(131,694)	82,836	48,858
Emerging Markets Bear 2X Fund	(2,204,524)	3,499,775	(1,295,251)
Developed Markets Bull 2X Fund	293,986	(530,108)	236,122
Developed Markets Bear 2X Fund	857,310	(4,773,333)	3,916,023
China Bull 2X Fund	55	—	(55)
China Bear 2X Fund	17	—	(17)
India Bull 2X Fund	(5,202)	246,520	(241,318)
U.S. Government Money Market Fund	—	—	—

68  DIREXION ANNUAL REPORT

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to swap contracts, excise tax, net operating losses, and dividends on redemption adjustments with differing book and tax methods.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their fiscal year any net capital losses Incurred between November 1st and the end of their fiscal year, August 31, 2008.

At August 31, 2008 the following funds deferred, on a tax basis, post-October losses of:

	Post October	Post October
	Loss Deferred	Currency Loss

NASDAQ-100 Bull 1.25X Fund	$2,126,638	$—
Small Cap Bull 2.5X Fund	894,166	—
Small Cap Bear 2.5X Fund	1,734,610	—
Dow 30 Bull 1.25X Fund	3,209,054	—
10 Year Note Bull 2.5X Fund	—	—
10 Year Note Bear 2.5X Fund	2,125,366	—
Dynamic HY Bond Fund	3,747,529	24,126
HY Bear Fund	254,878	—
Commodity Bull 2X Fund	24,095	—
Emerging Markets Bull 2X Fund	13,966,370	—
Emerging Markets Bear 2X Fund	198,722	—
Developed Markets Bull 2X Fund	2,280,288	—
Developed Markets Bear 2X Fund	85,799	—
China Bull 2X Fund	658,066	—
China Bear 2X Fund	271,587	—
India Bull 2X Fund	1,253,938	—
U.S. Government Money Market Fund	—	—

DIREXION ANNUAL REPORT  69

At August 31, 2008 the following funds had capital loss carryforwards on a tax basis of:

	Expires
	8/31/2009	8/31/2010	8/31/2011	8/31/2012	8/31/2013	8/31/2014	8/31/2015	8/31/2016	Total

NASDAQ-100 Bull 1.25X Fund	$11,227,413	$25,356,444	$22,579,774	$5,896,471	$24,641,897	$953,856	$1,505,969	$—	$92,161,824
Small Cap Bull 2.5X Fund	—	2,461,728	12,679,111	—	—	—	—	310,769	15,451,608
Small Cap Bear 2.5X Fund	—	—	—	16,306,020	4,667,388	883,969	5,310,686	6,570,886	33,738,949
Dow 30 Bull 1.25X Fund	—	346,380	4,097,289	447,497	17,472,824	170,676	—	—	22,534,666
10 Year Note Bull 2.5X Fund	—	—	—	—	—	—	—	—	—
10 Year Note Bear 2.5X Fund	—	—	—	—	—	—	88,219	1,941,340	2,029,559
Dynamic HY Bond Fund	—	—	—	—	—	805,553	—		805,553
HY Bear Fund	—	—	—	—	—	—	—	—	—
Commodity Bull 2X Fund	—	—	—	—	—	—	—	—	—
Emerging Markets Bull 2X Fund	—	—	—	—	—	—	—	—	—
Emerging Markets Bear 2X Fund	—	—	—	—	—	—	589	11,121,229	11,121,818
Developed Markets Bull 2X Fund	—	—	—	—	—	—	—	—	—
Developed Markets Bear 2X Fund	—	—	—	—	—	—	602,706	951,002	1,553,708
China Bull 2X Fund	—	—	—	—	—	—	—	—	—
China Bear 2X Fund	—	—	—	—	—	—	—	—	—
India Bull 2X Fund	—	—	—	—	—	—	—	—	—
U.S. Government Money Market Fund	779	1,619	377	—	189	356	82	—	3,402

Capital Loss Utilized:
NASDAQ-100 Bull 1.25X Fund	$59,665
Dow 30 Bull 1.25X Fund	103,929
Dynamic HY Bond Fund	455,263
Commodity Bull 2X Fund	2,503,215

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year.

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2008, open Federal and state income tax years include the tax years ended August 31, 2005, August 31, 2006, August 31, 2007 and August 31, 2008. The Funds have no examination in progress.

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial positions or results of operations. There is no tax liability resulting from uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end August 31, 2005, August 31, 2006, August 31, 2007 and August 31, 2008. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months. If applicable, the Funds recognize interest accrued related to unrecognized tax expense in “interest expense” and penalties in “other expenses” on the statement of operations.

70  DIREXION ANNUAL REPORT

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Investor Class during the years ended August 31, 2008 and August 31, 2007 were as follows:

	NASDAQ-100 Bull 1.25X Fund		Small Cap Bull 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007

Shares sold	1,081,255	1,366,498	1,969,382	1,304,324
Shares issued in reinvestment of distributions	—	—	10,293	—
Shares redeemed	(1,183,843)	(1,357,991)	(1,898,820)	(1,327,693)

Total net increase (decrease) from capital share transactions	(102,588)	8,507	80,855	(23,369)

	Small Cap Bear 2.5X Fund		Dow 30 Bull 1.25X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007

Shares sold	15,295,101	17,774,191	586,574	1,830,526
Shares issued in reinvestment of distributions	44,776	—	2,391	1,157
Shares redeemed	(16,585,034)	(16,288,770)	(792,270)	(1,822,157)

Total net increase (decrease) from capital share transactions	(1,245,157)	1,485,421	(203,305)	9,526

	10 Year Note Bull 2.5X Fund		10 Year Note Bear 2.5X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007

Shares sold	20,344,100	3,342,030	5,696,090	3,942,811
Shares issued in reinvestment of distributions	11,190	—	7,131	28,314
Shares redeemed	(19,580,923)	(3,722,562)	(3,321,576)	(4,075,907)

Total net increase (decrease) from capital share transactions	774,367	(380,532)	2,381,645	(104,782)

	Dynamic HY Bond Fund		HY Bear Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007

Shares sold	35,035,332	27,189,860	19,851,220	15,888,339
Shares issued in reinvestment of distributions	121,426	350,467	50,605	1,110
Shares redeemed	(37,672,888)	(29,057,297)	(19,749,866)	(14,970,669)

Total net increase (decrease) from capital share transactions	(2,516,130)	(1,516,970)	151,959	918,780

	Commodity Bull 2X Fund
	Year Ended	Year Ended
	August 31,	August 31,
	2008	2007

Shares sold	5,185,203	4,934,878
Shares issued in reinvestment of distributions	194,462	—
Shares redeemed	(5,219,186)	(3,739,172)

Total net increase (decrease) from capital share transactions	160,479	1,195,706

DIREXION ANNUAL REPORT  71

	Emerging Markets		Emerging Markets
	Bull 2X Fund		Bear 2X Fund[1]
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007

Shares sold	7,601,820	9,536,034	7,227,984	5,137,402
Shares issued in reinvestment of distributions	334,190	53,449	—	1,488
Shares redeemed	(8,026,543)	(9,246,581)	(7,670,785)	(4,394,188)

Total net increase (decrease) from capital share transactions	(90,533)	342,902	(442,801)	744,702

	Developed Markets		Developed Markets
	Bull 2X Fund		Bear 2X Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007

Shares sold	3,108,992	2,823,557	11,868,775	3,597,579
Shares issued in reinvestment of distributions	36,566	74,512	—	—
Shares redeemed	(3,361,184)	(3,336,709)	(11,710,476)	(3,215,716)

Total net increase (decrease) from capital share transactions	(215,626)	(438,640)	158,299	381,863

	China Bull 2X Fund	China Bear 2X Fund
	Period Ended	Period Ended
	August 31,	August 31,
	2008[2]	2008[2]

Shares sold	6,573,389	1,595,357
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(5,824,421)	(1,544,964)

Total net increase (decrease) from capital share transactions	748,968	50,393

	India Bull 2X Fund	U.S. Government Money Market Fund
	Period Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,
	2008[3]	2008	2007

Shares sold	1,660,847	810,278,681	541,992,996
Shares issued in reinvestment of distributions		1,065,340	1,219,505
Shares redeemed	(1,256,815)	(768,562,877)	(522,032,679)

Total net increase (decrease) from capital share transactions	404,032	42,781,144	21,179,822

[1]	Capital share transactions prior to May 19, 2008 for the Emerging Markets Bear 2X Fund have been restated to reflect the effect of the 5:1 reverse stock split.

[2]	Commenced operations on December 3, 2007.

[3]	Commenced operations on March 13, 2008.

4.	INVESTMENT TRANSACTIONS

During the year ended August 31, 2008, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

	NASDAQ-100	Small Cap	Small Cap	Dow 30 Bull	10 Year Note
	Bull 1.25X	Bull 2.5X	Bear 2X	1.25X	Bull 2.5X
	Fund	Fund	Fund	Fund	Fund

Purchases	$14,267,734	$2,836,528	$3,543,056	$15,857,473	$1,436,701
Sales	24,004,400	3,096,710	3,623,300	26,161,975	1,494,694

72  DIREXION ANNUAL REPORT

	10 Year Note	Dynamic	HY	Commodity	Emerging	Emerging
	Bear 2.5X	HY Bond	Bear	Bull 2X	Markets Bull	Markets Bear
	Fund	Fund	Fund	Fund	2X Fund	2X Fund

Purchases	$—	$843,580	$—	$47,963,533	$401,655,201	$45,664,210
Sales	—	1,196,478	—	50,901,938	428,161,081	45,673,452

	Developed	Developed				U.S. Government
	Markets Bull	Markets Bear	China Bull	China Bear	India Bull	Money Market
	2X Fund	2X Fund	2X Fund	2X Fund	2X Fund	Fund

Purchases	$40,126,948	$8,263,254	$16,533,513	$5,647,328	$9,411,200	$—
Sales	46,849,870	8,248,595	16,153,094	5,603,694	8,503,807	—

The following fund had purchases and sales of long-term U.S. Government Securities during the year ended August 31, 2008.

10 Year Note
Bull 2.5X Fund

Purchases	$409,730,892
Sales	396,701,210

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. For the period ended August 31, 2008, and extending through August 31, 2009, the Adviser contractually has agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average net assets. Additionally, the Adviser may waive fees it might otherwise normally charge the Funds. For the year ended August 31, 2008, the Adviser voluntarily waived $119,570 in fees from the U.S. Government Money Market Fund. The Adviser may change, or end, any voluntary waiver at any time. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses (either due to the contractual or any voluntary waiver) for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the year ended August 31, 2008, the Adviser paid or recouped the following expenses:

	NASDAQ-100	Small Cap	Small Cap	Dow 30
	Bull 1.25X Fund	Bull 2.5X Fund	Bear 2.5X Fund	Bull 1.25X Fund

Investor Class:
Annual Advisory rate	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses - 2008	$39,126	$33,337	$56,276	$32,614
Voluntary waiver 2008	$—	$—	$—	$—
Advisory expense waiver recovery - 2008	$—	$—	$—	$—

	10 Year Note	10 Year Note	Dynamic HY	HY	Commodity
	Bull 2.5X Fund	Bear 2.5X Fund	Bond Fund	Bear Fund	Bull 2X Fund

Investor Class:
Annual Advisory rate	0.75%	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses - 2008	$7,448	$29,296	$—	$35,424	$17,505
Voluntary waiver - 2008	$—	$—	$—	$—	$—
Advisory expense waiver recovery - 2008	$—	$—	$—	$—	$—

DIREXION ANNUAL REPORT  73

	Emerging	Emerging	Developed	Developed
	Markets	Markets	Markets	Markets
	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund

Investor Class:
Annual Advisory rate	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses - 2008	$—	$38,221	$40,328	$14,677
Voluntary waiver - 2008	$—	$—	$—	$—
Advisory expense waiver recovery - 2008	$52,711	$—	$—	$—

				U.S. Government
	China Bull	China Bear	India Bull	Money Market
	2X Fund	2X Fund	2X Fund	Fund

Investor Class:
Annual Advisory rate	0.75%	0.75%	0.75%	0.50%
Annual cap on expenses	1.75%	1.75%	1.75%	1.25%
Expenses paid in excess of annual cap on expenses - 2008	$40,713	$50,921	$19,284	$—
Voluntary waiver - 2008	$—	$—	$—	$119,570
Advisory expense waiver recovery - 2008	$—	$—	$—	$43,846

Expenses subject to potential recovery expiring in:

	NASDAQ-100	Small Cap	Small Cap	Dow 30	10 Year Note	10 Year Note
	Bull 1.25X Fund	Bull 2.5X Fund	Bear 2.5X Fund	Bull 1.25X Fund	Bull 2.5X Fund	Bear 2.5X Fund

2009	$—	$28,771	$—	$37,053	$75,078	$—
2010	$43,815	$76,236	$66,020	$36,235	$73,130	$57,146
2011	$39,126	$33,337	$56,276	$32,614	$7,448	$29,296

Total	$82,941	$138,344	$122,296	$105,902	$155,656	$86,442

				Emerging	Emerging	Developed
	Dynamic HY	HY Bear	Commodity	Markets Bull	Markets Bear	Markets Bull
	Bond Fund	Fund	Bull 2X Fund	2X Fund	2X Fund	2X Fund

2009	$—	$52,457	$72,524	$—	$49,468	$51,779
2010	$—	$—	$47,805	$13,928	$66,942	$47,688
2011	$—	$35,424	$17,505	$—	$38,221	$40,328

Total	$—	$87,881	$137,834	$13,928	$154,631	$139,975

	Developed				U.S. Government
	Markets	China	China	India	Money Market
	Bear 2X Fund	Bull 2X Fund	Bear 2X Fund	Bull 2X Fund	Fund

2009	$36,493	$—	$—	$—	$—
2010	$96,879	$—	$—	$—	$15,624
2011	$14,677	$40,713	$50,921	$19,284	$119,570

Total	$148,049	$40,713	$50,921	$19,284	$135,194

The total expense recovery amounts by year of expiration in the U.S. Government Money Market Fund include additional expenses that were incurred and waived by the Fund for 2007.

Distribution Expenses: Investor Class shares, except for the Investor Class shares of the Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, are subject to an annual Rule 12b-1 fee of up to 1.00% of Investor Class’ average daily net assets. The Dynamic HY Bond Fund and HY Bear Fund are subject to an annual Rule 12b-1 fee of up to 0.40% of the Investor Class average daily net assets. The U.S. Government Money Market Fund is not authorized to pay 12b-1

74  DIREXION ANNUAL REPORT

fees. The Funds, except the U.S. Government Money Market Fund, currently pay a 12b-1 fee of 0.25% of the Investor Class average daily net assets.

Shareholder Servicing Fees: The Board has also authorized each Fund’s Investor Class shares to pay a shareholder servicing fee of 0.25% of each Fund’s Investor Class average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Fund and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

A trading error of $108,209 occurred on a variance swap contract which was held in the Dynamic HY Bond Fund. The Adviser reimbursed the Fund for this loss. This amount is reflected on the Statement of Operations as Contribution by Affiliates and in the Financial Highlights.

6.	NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued its Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, “Disclosures about Derivatives Instruments and Hedging Activities” (“SFAS 161”). This standard is intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivatives instruments, b) how derivatives instruments and related hedge items are accounted for, and c) how derivative instruments and statements issued for fiscal years and interim periods beginning after November 15, 2008. As of August 31, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures will be required about the use of derivative instruments and hedge items.

7.	SUBSEQUENT EVENTS

The Board of Trustees of the Trust, based upon the recommendation of management, determined to close three of its series, the NASDAQ-100® Bull 1.25X Fund, Dow 30sm Bull 1.25X Fund and China Bear 2X Fund. These Funds will be closed to new investments after November 3, 2008 and will be liquidated on November 14, 2008.

The U.S. Treasury Department has established a Temporary Guarantee Program for Money Market Funds. Under this program, the U.S. Treasury will guarantee to investors that they will receive $1 for each money market share held as of close of business on September 19, 2008. The Board of Trustees of the Trust has approved participation in the program on behalf of the shareholders of the U.S. Government Money Market Fund (the “Fund”). This program covers all shareholders in the Fund as of close of business on September 19, 2008. Management believes the risk of the net asset value falling below $1 in the Fund is minimal.

DIREXION ANNUAL REPORT  75

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of the Direxion Funds:

We have audited the accompanying statement of assets and liabilities of the NASDAQ-100 Bull 1.25x Fund, Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, Dow 30 Bull 1.25X Fund, 10-Year Note Bull 2.5X Fund, 10-Year Note Bear 2.5X Fund, Dynamic HY Bond Fund, HY Bear Fund, Commodity Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, China Bull 2X Fund, China Bear 2X Fund, India Bull 2X Fund, and U.S. Government Money Market Fund (17 of the series constituting Direxion Funds) (the “Funds”), including the schedules of investments, as of August 31, 2008, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned 17 series of Direxion Funds at August 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

October 24, 2008
Milwaukee, Wisconsin

76  DIREXION ANNUAL REPORT

Additional Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended August 31, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified income was as follows:

NASDAQ-100 Bull 1.25X Fund	0.0%
Small Cap Bull 2.5X Fund	0.0%
Small Cap Bear 2.5X Fund	0.0%
Dow 30 Bull 1.25X Fund	100.0%
10 Year Note Bull 2.5X Fund	0.0%
10 Year Note Bear 2.5X Fund	0.0%
Dynamic HY Bond Fund	0.0%
HY Bear Fund	0.0%
Commodity Bull 2X Fund	3.8%
Emerging Markets Bull 2X Fund	1.9%
Emerging Markets Bear 2X Fund	0.0%
Developed Markets Bull 2X Fund	6.3%
Developed Markets Bear 2X Fund	0.0%
China Bull 2X Fund	0.0%
China Bear 2X Fund	0.0%
India Bull 2X Fund	0.0%
U.S. Government Money Market Fund	0.0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2008, was as follows:

NASDAQ-100 Bull 1.25X Fund	0.0%
Small Cap Bull 2.5X Fund	0.0%
Small Cap Bear 2.5X Fund	0.0%
Dow 30 Bull 1.25X Fund	100.0%
10 Year Note Bull 2.5X Fund	0.0%
10 Year Note Bear 2.5X Fund	0.0%
Dynamic HY Bond Fund	0.0%
HY Bear Fund	0.0%
Commodity Bull 2X Fund	3.2%
Emerging Markets Bull 2X Fund	1.9%
Emerging Markets Bear 2X Fund	0.0%
Developed Markets Bull 2X Fund	6.3%
Developed Markets Bear 2X Fund	0.0%
China Bull 2X Fund	0.0%
China Bear 2X Fund	0.0%
India Bull 2X Fund	0.0%
U.S. Government Money Market Fund	0.0%

DIREXION ANNUAL REPORT  77

Investment Advisory Agreement Approval

Provided below is a summary of certain of the factors the Board considered at its August 13, 2008 Board meeting in renewing the Advisory Agreement (the “Agreement”) between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, NASDAQ 100 Bull 1.25X Fund, Dow 30 Bull 1.25X Fund, India Bull 2X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, Commodity Bull 2X Fund, 10 Year Note Bull 2.5X Fund, 10 Year Note Bear 2.5X Fund, Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust. In addition, at its August 15, 2007 Board meeting, the Board approved the Advisory Agreement between Rafferty and the Trust on behalf of the India Bull 2X Fund. Each Fund, except Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, also are referred to as a “Leveraged-Index Fund.” The Dynamic HY Bond, HY Bear Fund and U.S. Government Money Market Fund also are referred to as a “Non-Leveraged Fund.”

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors. The Board noted that certain Funds as indicated in the Exhibits were not operational. In these instances, the Board considered primarily the services to be provided by Rafferty, management fee rates to be paid to Rafferty and each Fund’s estimated expenses. Because these Funds have not commenced operations, they do not have any prior performance history and Rafferty does not have any profit data.

In determining whether to approve the continuance of the Agreement, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreement for all of the Funds was considered at the same Board meeting, the Board considered each Fund’s investment advisory relationship separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund to the extent applicable; (3) the cost to Rafferty for providing services and the profitability of the advisory business to Rafferty, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty with other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided or to be provided under the Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trusts since their inception and has developed an expertise in managing the Funds, particularly those using a leveraged strategy. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations, if any. The Board also considered that Rafferty had enhanced the compliance programs of the Trust by utilizing the services of an independent compliance consulting firm and that a report from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board noted Rafferty’s marketing and distribution efforts, including offering additional investment options to shareholders through the creation of new funds and promoting the Funds through new broker and platform relationships. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers.

Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement were fair and reasonable.

Performance of the Funds.  The Board evaluated the performance of those leveraged-index Funds with a performance history relative to performance models and/or relevant market indices for monthly periods and the year-to-date period ended July 31, 2008. The Board considered Rafferty’s explanation that the leveraged-index Funds’ performance is more accurately compared to the models rather than to the market indices. In addition, unless otherwise noted, the Board also evaluated the performance of certain of the leveraged-index Funds and non-leveraged Funds to the average performance of the relevant Lipper fund universe for the one-, three- and six-month periods ended July 31, 2008 and the one-, three- and five-year periods ended July 31, 2008 to the extent such data was available. The Board also considered Rafferty’s explanation that the leveraged-index Funds are difficult to categorize with other Lipper peer group funds because the Funds seek daily investment

78  DIREXION ANNUAL REPORT

results and the Lipper peer group funds generally do not. Although the Board received monthly performance reports for its consideration, the Board generally assigned more weight to the longer-term performance of the Funds.

Leveraged-Index Funds:

With respect to the NASDAQ 100 1.25X Bull Fund, the Board considered that: (1) the Fund outperformed its model but underperformed its benchmark index; and (2) the Fund outperformed its peer group for all relevant periods, except the five-year period.

With respect to the Small Cap Bull 2.5X Fund, the Board considered that: (1) the Fund outperformed its model but underperformed its benchmark index; and (2) the Fund outperformed the average of the relevant Lipper fund universe for the one-month, three-month, and six-month periods, but underperformed for the one-year, three-year and five-year periods.

With respect to the Small Cap Bear 2.5X Fund, the Board considered that: (1) the Fund underperformed its model but outperformed its benchmark index; and (2) the Fund underperformed the average of the relevant Lipper fund universe for all relevant periods.

With respect to the 10 Year Note Bull 2.5X Fund, the Board considered that the Fund underperformed its model but outperformed its benchmark index.

With respect to the 10 Year Note Bear 2.5X Fund, the Board considered that: (1) the Fund outperformed its model but underperformed its benchmark index; and (2) the Fund underperformed the average of the relevant Lipper fund universe for all relevant periods.

With respect to the Dow 30 Bull 1.25X Fund, the Board considered that: (1) the Fund outperformed its model but underperformed its benchmark index; and (2) the Fund outperformed the average of the relevant Lipper fund universe for the one-month, one-year and three-year periods but underperformed for the three-month, six-month and five-year periods.

With respect to the Commodity Bull 2X Fund, the Board considered that: (1) the Fund outperformed its model but underperformed its benchmark index; and (2) the Fund outperformed the average of the relevant Lipper fund universe for all relevant periods, except the one-month period.

With respect to the Developed Markets Bull 2X Fund, the Board considered that: (1) the Fund outperformed its model but underperformed its benchmark index; and (2) the Fund underperformed the average of the relevant Lipper fund universe for all relevant periods.

With respect to the Developed Markets Bear 2X Fund, the Board considered that: (1) the Fund underperformed its model but outperformed its benchmark index; and (2) the Fund outperformed the average of the relevant Lipper fund universe for all relevant periods.

With respect to the Emerging Markets Bull 2X Fund, the Board considered that: (1) the Fund outperformed its model but underperformed its benchmark index; and (2) the Fund outperformed the average of the relevant Lipper fund universe for all relevant periods, except the one-year period.

With respect to the Emerging Markets Bear 2X Fund, the Board considered that: (1) the Fund outperformed its model and benchmark index; and (2) the Fund underperformed the average of the relevant Lipper fund universe for all relevant periods.

Non-Leveraged Funds:

With respect to the Dynamic HY Bond Fund, the Board considered management’s description of the performance of the Lipper universe of high current yield funds. The Board considered that, as of June 30, 2008: (1) the Fund outperformed its benchmark index for the one-month and three-month periods, but underperformed for the six-month and year-to-date periods; and (2) the Fund outperformed the average of the relevant Lipper fund universe for the one-month and three-month periods, but underperformed for the six-month and year-to-date periods.

With respect to the HY Bear Fund, the Board considered that the Fund underperformed the average of the relevant Lipper fund universe for all relevant periods.

DIREXION ANNUAL REPORT  79

With respect to the U.S. Government Money Market Fund, the Board considered management’s description that, in order to provide security of principal, current income and liquidity, the Fund typically invests in obligations issued or guaranteed by the U.S. government and its agencies, U.S. government-sponsored enterprises and repurchase agreements that are fully collateralized by such obligations.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. With respect to the leveraged-index Funds and non-leveraged Funds, the Board also considered advisory fees charged by, and total expense ratios of, comparable fund groups. In this regard, management advised the Board that the advisory fees for each of these Funds is similar to and, in some cases lower than, the advisory fees for the comparable fund groups. The Board also considered that the total expense ratio for each leveraged-index Fund and non-leveraged Fund is generally higher than comparable funds. However, Rafferty indicated that the comparable fund groups have higher asset levels, which account for the lower total expense ratios. The Board also noted that Rafferty does not have any non-mutual fund clients, except for one hedge fund client. In this connection, the Board considered that Rafferty charges higher fees for that hedge fund compared to the advisory fees of these Funds. The Board also considered that Rafferty contractually agreed to limit the total expenses for the most recent and upcoming fiscal years for each leveraged-index Fund and non-leveraged Fund via fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreement were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. Rafferty noted that it was continuing to work on its sales and marketing efforts to raise additional assets. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreement.

80  DIREXION ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Lawrence C. Rafferty(1) Age: 64	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	113	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present.	113	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A. 1979-present.	113	None

John Weisser Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	113	MainStay VP Series Fund, Inc.

DIREXION ANNUAL REPORT  81

Direxion Funds
TRUSTEES AND OFFICERS

Officers

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel D. O’Neill Age: 39	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	N/A	None

William Franca Age: 50	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	None

Todd Warren Age: 40	Chief Compliance Officer	One Year; Since 2007	Chief Legal Officer, Alaric Compliance, 2006 – present; CCO and General Counsel, Oracle Evolution LLC, 2004-2006.	N/A	None

Todd Kellerman Age: 34	Chief Financial Officer	Once Year; Since 2007	Senior Vice President, Rafferty since 2006: Vice President of Corporate Development, Raven Holdings, Inc., 2003-2005; Consultant, 2002-2003; Senior Consultant – Business Consulting, Arthur Andersen, 1999-2000.	N/A	None

Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 34	Secretary	One Year; Since 2004	Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services LLC, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC, 2000-2003.	N/A	None

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 40 portfolios of the 68 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

The address for all trustees and officers except Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

82  DIREXION ANNUAL REPORT

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ANNUAL REPORT AUGUST 31, 2008

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing
Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
875 E. Wisconsin Avenue
Milwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL REPORT AUGUST 31, 2008

Evolution Managed Bond Fund
Evolution All-Cap Equity Fund
Evolution Large Cap Fund
Evolution Small Cap Fund
Evolution Total Return Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Letter to Shareholders

Dear Shareholders,

This Annual Report for the Evolution Funds covers the fiscal year September 1, 2007 to August 31, 2008, (the “Annual Period”). This Annual Report covers the Evolution Managed Bond Fund (the ”Managed Bond Fund”), Evolution All-Cap Equity Fund (“All-Cap Equity Fund”), the Evolution Large Cap Fund (“Large Cap Fund”), the Evolution Small Cap Fund (“Small Cap Fund”) and the Evolution Total Return Fund (“Total Return Fund”). Flexible Plan Investments, Ltd. (the “Sub-Advisor”), serves as the sub-advisor to the Evolution Funds.

U.S. equities declined during the Annual Period, with the DJ Industrial Average Index declining 11.35%, the S&P 500 Index declining 11.14% and the Nasdaq-100 Index declining 5.84%. Despite the steps taken by the Federal Reserve Board to stimulate the U.S. economy, overall U.S. equity returns were negatively impacted by rising energy and commodity prices and the continued fallout of the sub-prime credit crisis. International Markets followed a similar path, with the MSCI Emerging Markets Index declining 12.03% for the Annual Period.

The Managed Bond Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Managed Bond Fund gained 1.78%, on a total return basis, during the Annual Period, compared to 5.86% for the Lehman Aggregate Bond Index. The management changes made near year-end last year have improved performance. For the six-month period the fund fell 1.47%, while that index lost 1.61%.

Equity fund returns in the last two months were negatively impacted by positions in energy and commodity-related issues, the very investments that aided them in the first six months of 2008. Actively hedging the portfolios through the recent market declines continued to positively contribute to performance.

The All-Cap Equity Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The All-Cap Equity Fund declined 10.07%, on a total return basis, during the Annual Period, compared to − 11.14% for the S&P 500 Index. In the last three months the fund lost 6.41% compared to the S&P’s 7.88% decline.

The Large Cap Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Large Cap Fund declined 15.91% on a total return basis, during the Annual Period, compared to − 11.14 % for the S&P 500 Index. The fund closed to new investments on October 17, 2008.

The Small Cap Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk. The Small Cap Fund declined 10.86% on a total return basis, during the Annual Period, compared to − 5.48% for the Russell 2000 Index. The Small Cap Fund completed its change over to the Market Leaders Fund on October 17, 2008.

The Total Return Fund seeks high total return on an annual basis consistent with a high tolerance for risk. The Total Return Fund declined 10.77% on a total return basis, during the Annual Period, compared to − 11.14% for the S&P Index and 5.86% for the Lehman Aggregate Bond Index. Year to date the fund is down 8.75% compared to that index’s 11.38% loss. During October 2008 the fund will complete its conversion to the Alternative Investment Fund.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Jerry Wagner
Direxion Funds	Flexible Plan Investments, Ltd.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Managed Bond Fund, All-Cap Equity Fund, Large Cap Fund, Small Cap Fund and the Total Return Fund is 1.75%, 1.75%, 1.75%, 1.75% and 1.75%, respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 30, 2008

Evolution Managed Bond Fund
April 1, 20041 - August 31, 2008

Investment Objective: Seeks the highest appreciation on an annual basis consistent with a high tolerance for risk.

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Evolution Managed Bond Fund	1.78%	0.42%	(0.66)%
S&P 500 Index	(11.14)%	3.66%	4.83%
Lipper High Yield Bond Index	(2.00)%	3.02%	4.53%
Lehman U.S. Aggregate Bond Index	5.86%	4.26%	3.97%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index, Lipper High Yield Bond Index and Lehman U.S. Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	99.6%

Total Exposure	99.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

4  DIREXION ANNUAL REPORT

Evolution All-Cap Equity Fund
April 1, 20041 - August 31, 2008

Investment Objective: Seeks high appreciation on an annual basis consistent with a high tolerance for risk.

	Average Annual Total Return[2]
			Since
	1 Year	3 Year	Inception

Evolution All-Cap Equity Fund	(10.07)%	3.68%	3.89%
S&P 500 Index	(11.14)%	3.66%	4.83%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stock	94.3%
Investment Companies	1.9%
Futures Contracts	(24.4)%

Total Exposure	71.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

DIREXION ANNUAL REPORT  5

Evolution Large Cap Fund
January 31, 20061 - August 31, 2008

Investment Objective: Seeks high appreciation on an annual basis consistent with a high tolerance for risk.

	Average Annual Total Return[2]
		Since
	1 Year	Inception

Evolution Large Cap Fund	(15.91)%	(2.44)%
S&P 500 Index	(11.14)%	2.08%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stock	89.3%
Investment Companies	2.5%
Futures Contracts	(18.1)%

Total Exposure	73.7%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

6  DIREXION ANNUAL REPORT

Evolution Small Cap Fund
January 27, 20061 - August 31, 2008

Investment Objective: Seeks high appreciation on an annual basis consistent with a high tolerance for risk.

	Average Annual Total Return[2]
		Since
	1 Year	Inception

Evolution Small Cap Fund	(10.86)%	(6.49)%
Russell 2000 Index	(5.48)%	1.63%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stock	94.2%
Investment Companies	1.6%
Futures Contracts	(17.9)%

Total Exposure	77.9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

DIREXION ANNUAL REPORT  7

Evolution Total Return Fund
January 26, 20061 - August 31, 2008

Investment Objective: Seeks high total return on an annual basis consistent with a high tolerance for risk.

	Average Annual Total Return[2]
		Since
	1 Year	Inception

Evolution Total Return Fund	(10.77)%	(2.49)%
S&P 500 Index	(11.14)%	2.26%
Lehman U.S. Aggregate Bond Index	5.86%	5.15%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index and the Lehman U.S. Aggregate Bond Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities. During the period shown, Rafferty Asset Management, LLC waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stock	49.7%
Investment Companies	49.6%

Total Exposure	99.3%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

8  DIREXION ANNUAL REPORT

Expense Example
August 31, 2008 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (March 1, 2008 — August 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION ANNUAL REPORT  9

Expense Example Tables
August 31, 2008 (Unaudited)

	Net	Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	March 1, 2008	August 31, 2008	Period[2]

Evolution Managed Bond Fund
Based on actual fund return	1.75%	$1,000.00	$985.30	$8.73
Based on hypothetical 5% return	1.75%	1,000.00	1,016.34	8.87
Evolution All-Cap Equity Fund
Based on actual fund return	1.75%	1,000.00	963.10	8.64
Based on hypothetical 5% return	1.75%	1,000.00	1,016.34	8.87
Evolution Large Cap Fund
Based on actual fund return	1.75%	1,000.00	902.60	8.37
Based on hypothetical 5% return	1.75%	1,000.00	1,016.34	8.87
Evolution Small Cap Fund
Based on actual fund return	1.75%	1,000.00	981.80	8.72
Based on hypothetical 5% return	1.75%	1,000.00	1,016.34	8.87
Evolution Total Return Fund
Based on actual fund return	1.75%	1,000.00	912.50	8.41
Based on hypothetical 5% return	1.75%	1,000.00	1,016.34	8.87

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 366.

10  DIREXION ANNUAL REPORT

Allocation of Portfolio Holdings
August 31, 2008 (Unaudited)

		U.S. Government		Investment
	Cash*	Agency Obligations	Common Stock	Companies	Futures		Total

Evolution Managed Bond Fund	1%	—	—	99%	—		100%
Evolution All-Cap Equity Fund	4%	0%**	94%	2%	0	%**	100%
Evolution Large Cap Fund	0%**	9%	89%	2%	0	%**	100%
Evolution Small Cap Fund	2%	2%	94%	2%	0	%**	100%
Evolution Total Return Fund	1%	—	49%	50%	—		100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

DIREXION ANNUAL REPORT  11

Evolution Managed Bond Fund
Schedule of Investments
August 31, 2008

Shares		Value

INVESTMENT COMPANIES - 99.6%
13,452	Alliance World Dollar Government Fund II	$167,746
16,443	BlackRock Corporate High Yield Fund VI	166,732
11,578	BlackRock Floating Rate Income Strategies Fund	167,765
12,703	BlackRock Preferred Income Strategies Fund	164,885
11,504	Evergreen Multi-Sector Income Fund	166,923
14,982	iShares Lehman 1-3 Year Credit Bond Fund	1,526,666
13,249	iShares Lehman 1-3 Year Treasury Bond Fund	1,101,654
16,590	iShares Lehman 7-10 Year Treasury Bond Fund	1,482,814
20,465	iShares Lehman 20+ Year Treasury Bond Fund	1,920,640
65,476	iShares Lehman Aggregate Bond Fund	6,596,707
12,915	iShares Lehman MBS Fixed-Rate Bond Fund	1,311,002
4,984	iShares Lehman Treasury Inflation Protected Securities Fund	530,098
4,304	iShares S&P National Municipal Bond Fund	434,231
5,388	iShares Lehman Short Treasury	593,380
30,413	MFS Charter Income Trust	250,299
35,036	MFS Government Markets Income Trust	244,201
26,754	MFS Intermediate Income Trust	165,607
28,721	Putnam Premier Income Trust	168,018
11,992	SPDR Lehman 1-3 Month T-Bill Fund	550,673
7,289	SPDR Lehman International Treasury Bond Fund	388,212
11,727	Templeton Emerging Markets Income Fund	166,641
96,745	Vanguard Total Bond Market	7,381,644
9,820	Western Asset Emerging Markets Debt Fund	165,762
18,490	Western Asset High Income Fund II	166,965
13,889	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	166,112

	TOTAL INVESTMENT COMPANIES (Cost $25,835,796)	$26,145,377
SHORT TERM INVESTMENTS - 0.7%
MONEY MARKET FUNDS - 0.7%
183,995	Fidelity Institutional Money Market Portfolio	183,995

	TOTAL SHORT TERM INVESTMENTS (Cost $183,995)	$183,995

	TOTAL INVESTMENTS (Cost $26,019,791) - 100.3%	$26,329,372
	Liabilities in Excess of Other Assets - (0.3)%	(87,148)

	TOTAL NET ASSETS - 100.0%	$26,242,224

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.
12  DIREXION ANNUAL REPORT

Evolution All-Cap Equity Fund
Schedule of Investments
August 31, 2008

Shares		Value

COMMON STOCKS - 94.3%
Aerospace & Defense - 1.8%
4,127	Ceradyne, Inc.(a)	$185,963
4,930	Heico Corp.	175,656
161	L-3 Communications Holdings, Inc.	16,734
4,010	Teledyne Technologies, Inc.(a)	249,943

		628,296

Airlines - 0.8%
30,580	Republic Airways Holdings, Inc.(a)	264,211

Beverages - 1.8%
21,916	Hansen Natural Corp.(a)	602,252
1,335	Pepsi Bottling Group, Inc.	39,489

		641,741

Biotechnology - 2.4%
3,319	Biogen Idec, Inc.(a)	169,037
246	Gilead Sciences, Inc.(a)	12,959
3,959	Invitrogen Corp.(a)	168,099
5,056	Martek Biosciences Corp.(a)	168,921
6,626	Nabi Biopharmaceuticals(a)	38,166
4,764	Savient Pharmaceuticals, Inc.(a)	108,286
11,547	ViroPharma, Inc.(a)	169,163

		834,631

Building Products - 0.2%
1,068	Lennox International, Inc.	39,516
450	NCI Building Systems, Inc.(a)	17,226

		56,742

Capital Markets - 0.6%
255	Greenhill & Co., Inc.	16,856
18,308	TradeStation Group, Inc.(a)	183,812

		200,668

Chemicals - 2.8%
5,421	Balchem Corp.	147,939
2,346	CF Industries Holdings, Inc.	357,530
1,051	Monsanto Co.	120,077
7,104	Terra Industries, Inc.	356,976

		982,522

Commercial Banks - 0.0%
0	Southside Bancshares, Inc.(b)	4

Commercial Services & Supplies - 2.6%
7,251	CDI Corp.	182,000
310	Copart, Inc.(a)	13,643
2,092	DeVry, Inc.	107,905
6,499	Diamond Mgmt & Technology Cons	38,864
1,297	Heidrick & Struggles International, Inc.	39,377
279	Huron Consulting Group, Inc.(a)	17,990
189	ITT Educational Services, Inc.(a)	16,804
6,502	Multi Color Corp.	151,757
2,422	Navigant Consulting, Inc.(a)	41,925
1,285	School Specialty, Inc.(a)	39,192
63	Strayer Education, Inc.	13,220
4,044	Watson Wyatt Worldwide, Inc. - Class A	236,938

		899,615
Communications Equipment - 5.0%
58,121	Airvana, Inc.(a)	295,836
48,347	Cogo Group, Inc.(a)	266,392
4,213	Comtech Telecommunications Corp.(a)	192,618
36,916	Corning, Inc.	758,255
10,845	Netgear, Inc.(a)	182,738
9,234	Qiao Xing Mobile Communication Co., Ltd.(a)	45,801
249	QUALCOMM, Inc.	13,110
131	Research In Motion Ltd. (Canada)(a)	15,929

		1,770,679

Computer Programming Services - 0.1%
2,566	Perficient, Inc.(a)	20,374

Computers & Peripherals - 3.1%
10,594	Stratasys, Inc.(a)	176,496
25,962	Super Micro Computer, Inc.(a)	258,841
23,842	Western Digital Corp.(a)	649,933

		1,085,270

Construction & Engineering - 1.9%
5,139	Fluor Corp.	411,788
9,813	KHD Humboldt Wedag International Ltd. (Canada)(a)	259,554

		671,342

Distributors - 0.2%
382	Andersons, Inc.	17,175
1,053	WESCO International, Inc.(a)	40,477

		57,652

Diversified Financial Services - 1.0%
518	CME Group, Inc.	173,726
11,274	Ezcorp, Inc.(a)	175,762

		349,488

Diversified Telecommunication Services - 0.2%
2,856	Compania Anonima Nacional Telefonos de Venezuela ADR (Venezuela)	22,848
1,083	TELUS Corp. (Canada)	42,010

		64,858

Electrical Equipment - 1.2%
918	Acuity Brands, Inc.	39,942
248	Anixter International, Inc.(a)	18,305
509	Arrow Electronics, Inc.(a)	16,894
363	Cooper Industries Ltd.	17,293
3,722	Emerson Electric Co.	174,190
2,925	Flir Systems, Inc.(a)	104,423
3,133	LoJack Corp.(a)	22,714
368	Thomas & Betts Corp.(a)	16,957

		410,718

Electronic Equipment & Instruments - 3.3%
2,600	Measurement Specialties, Inc.(a)	46,488
58,324	Mellanox Technologies Ltd. (Israel)(a)	706,887
5,433	National Instruments Corp.	175,377

The accompanying notes are an integral part of these financial statements.
13  DIREXION ANNUAL REPORT

Evolution All-Cap Equity Fund
Schedule of Investments
August 31, 2008

Shares			Value

Electronic Equipment & Instruments (continued	)
5,837		Scansource, Inc.(a)	$175,636
3,285		TTM Technologies, Inc.(a)	39,354

			1,143,742
Energy Equipment & Services - 6.9%
2,186		A-Power Energy Generation Systems Ltd.(a)	46,212
325		Atwood Oceanics, Inc.(a)	13,215
22,654		Cal Dive International, Inc.(a)	261,654
2,173		ENSCO International, Inc.	147,286
4,300		Gulf Island Fabrication, Inc.	185,201
8,816		Helmerich & Payne, Inc.	503,570
2,354		National-Oilwell, Inc.(a)	173,560
2,939		Noble Corp.	147,802
1,852		Schlumberger Ltd.	174,495
455		SEACOR Holdings, Inc.(a)	40,108
8,120		Unit Corp.(a)	549,968
4,564		Weatherford International Ltd.(a)	176,079

			2,419,150

Food Products - 0.6%
1,163		Cal-Maine Foods, Inc.	45,927
7,931		Darling International, Inc.(a)	108,892
1,110		Lancaster Colony Corp.	38,606
280		Ralcorp Holdings, Inc.(a)	17,192

			210,617

Freight & Logistics - 1.1%
623		Dryships, Inc.	45,753
2,841		C.H. Robinson Worldwide, Inc.	148,045
5,327		Expeditors International of Washington, Inc.	192,251

			386,049

Health Care Equipment & Supplies - 1.1%
244		Baxter International, Inc.	16,533
190		Becton, Dickinson & Co.	16,602
5,101		Immucor, Inc.(a)	164,303
44		Intuitive Surgical, Inc.(a)	12,992
2,446		Stryker Corp.	164,347

			374,777

Health Care Providers & Services - 2.8%
5,063		Air Methods Corp.(a)	146,169
3,283		Almost Family, Inc.(a)	148,424
8,223		Bioscrip, Inc.(a)	33,056
4,006		Chemed Corp.	175,222
291		DaVita, Inc.(a)	16,701
11,817		Inventiv Health, Inc.(a)	260,801
288		McKesson Corp.	16,641
5,686		VCA Antech, Inc.(a)	174,788

			971,802

Health Care Technology - 0.6%
3,796		Cerner Corp.(a)	174,806
3,680		HLTH Corporation(a)	45,816

			220,622

Hotels Restaurants & Leisure - 0.6%
4,842		Buffalo Wild Wings, Inc.(a)	174,699
1,318		MGM Mirage(a)	46,381

			221,080

Household Durables - 0.5%
4,705		Garmin Ltd.	163,546

Industrial Conglomerates - 0.1%
2		Alleghany Corp.(a)	640
396		Raven Industries, Inc.	17,911

			18,551

Industrial & Construction Supplies - 1.0%
3,358		Fastenal Co.	174,381
3,403		MSC Industrial Direct Co., Inc. - Class A	173,315

			347,696

Insurance - 2.8%
17,613		First Mercury Financial Corp.(a)	259,440
360		Hanover Insurance Group, Inc.	17,003
5,847		HCC Insurance Holdings, Inc.	147,227
535		IPC Holdings Ltd	16,943
2,151		Life Partners Holdings, Inc.	62,293
6,398		Philadelphia Consolidated Holding Corp.(a)	382,153
557		Prudential Financial, Inc.	41,056
297		RLI Corp.	16,605
396		Safety Insurance Group, Inc.	17,028
906		Travelers Companies, Inc.	40,009

			999,757

Internet & Catalog Retail - 3.2%
955		Blue Nile, Inc.(a)	39,757
1,639		Liberty Media Corp.(a)	45,548
3,464		NetFlix, Inc.(a)	106,830
16,929		Nutri/System, Inc.	336,379
42,921		PetMed Express, Inc.(a)	611,195

			1,139,709

Internet Software & Services - 1.9%
5,203		Bidz.com, Inc.(a)	45,370
25,325		RealNetworks, Inc.(a)	167,905
17,330		United Online, Inc.	182,485
43,634		Website Pros, Inc.(a)	263,549

			659,309

IT Services - 1.2%
576		Cognizant Technology Solutions Corp.(a)	16,888
1,490		Gartner, Inc.(a)	39,351
4,957		MAXIMUS, Inc.	183,409
9,269		SYKES Enterprises, Inc.(a)	186,678

			426,326

Leisure Equipment & Products - 0.0%
404		Marvel Entertainment, Inc.(a)	13,683

Life Science Tools & Services - 0.0%
171		Techne Corp.(a)	13,196

The accompanying notes are an integral part of these financial statements.
14  DIREXION ANNUAL REPORT

Evolution All-Cap Equity Fund
Schedule of Investments
August 31, 2008

Shares		Value

Machinery - 4.7%
4,511	AGCO Corp.(a)	$278,013
5,367	Astec Industries, Inc.(a)	184,625
3,580	Cummins, Inc.	233,273
3,314	Harsco Corp.	174,449
1,180	L.B. Foster Co.(a)	45,501
2,711	Parker Hannifin Corp.	173,694
9,752	Reliance Steel & Aluminum Co.	555,961

		1,645,516

Media - 0.9%
1,315	Fisher Communications, Inc.	45,723
3,103	Scholastic Corp.(a)	80,988
5,403	The Walt Disney Co.	174,787

		301,498

Metals & Mining - 3.0%
1,213	Cleveland-Cliffs, Inc.	122,780
5,715	Horsehead Holding Corp.(a)	47,549
26,147	Iamgold Corp. (Canada)	172,376
1,632	Massey Energy Co.	107,647
6,373	Pan American Silver Corp. (Canada)(a)	169,394
1,675	Peabody Energy Corp.	105,441
2,553	United States Steel Corp.	339,728

		1,064,915

Oil & Gas - 3.8%
1,982	Arch Coal, Inc.	107,504
10,973	Denbury Resources, Inc.(a)	273,118
2,072	Encore Acquisition Co.(a)	106,832
334	Enbridge Energy Management LLC(a)	16,887
5,808	Energen Corp.	324,319
3,352	Petro-Canada (Canada)	147,957
19,215	Petroquest Energy, Inc.(a)	355,286
241	Ultra Petroleum Corp. (Canada)(a)	16,424

		1,348,327

Oil, Gas & Consumable Fuels - 4.9%
263	Apache Corp.	30,082
272	Chesapeake Energy Corp.	13,165
2,724	Chevron Corp.	235,135
3,246	Cimarex Energy Co.	180,283
477	ConocoPhillips	39,357
2,177	Exxon Mobil Corp.	174,182
1,030	Hess Corp.	107,851
763	Imperial Oil Ltd. (Canada)	39,119
3,208	Murphy Oil Corp.	251,924
163	Occidental Petroleum Corp.	12,936
346	Southwestern Energy Co.(a)	13,276
5,210	Stone Energy Corp.(a)	248,361
3,655	Swift Energy Co.(a)	170,725
14,027	TXCO Resources, Inc.(a)	169,867
2,668	Williams Pipeline Partners L.P.	45,863

		1,732,126

Personal Products - 0.6%
363	Herbalife Ltd.	17,097
4,437	NBTY, Inc.(a)	147,486
1,211	USANA Health Sciences, Inc.(a)	45,849

		210,432

Pharmaceuticals - 4.7%
3,016	Allergan, Inc.	168,504
72,705	American Oriental Bioengineering, Inc.(a)	601,997
3,614	Eli Lilly & Co.	168,593
7,459	Endo Pharmaceuticals Holdings, Inc.(a)	169,469
2,392	Johnson & Johnson	168,469
7,002	Medicines Co.(a)	170,569
8,374	Questcor Pharmaceuticals Inc.(a)	45,722
24,878	Salix Pharmaceuticals, Ltd.(a)	169,170

		1,662,493

Real Estate Investment Trusts - 0.1%
267	Health Care REIT, Inc.	13,849
502	LTC Properties, Inc.	13,489
414	Nationwide Health Properties, Inc.	14,250

		41,588

Semiconductor & Semiconductor Equipment - 6.2%
2,153	Applied Materials, Inc.	38,582
4,136	Brooks Automation, Inc.(a)	39,747
17,396	Integrated Device Technology, Inc.(a)	184,224
18,940	Lam Research Corp.(a)	696,234
5,291	MEMC Electronic Materials, Inc.(a)	259,735
20,276	Micrel, Inc.	186,742
3,515	Omnivision Technologies, Inc.(a)	41,055
40,471	Sigma Designs, Inc.(a)	693,268
1,160	Varian Semiconductor Equipment Associates, Inc.(a)	37,468

		2,177,055

Software - 5.1%
11,285	Ansys, Inc.(a)	500,490
1,091	Autodesk, Inc.(a)	38,763
267	Factset Research Systems, Inc.	16,743
6,939	Manhattan Associates, Inc.(a)	170,075
1,004	McAfee, Inc.(a)	39,718
2,833	Netscout Systems, Inc.(a)	42,212
63,566	Opentv Corp.(a)	119,504
71,166	Pros Holdings, Inc.(a)	686,040
4,513	Quality Systems, Inc.	193,247

		1,806,792

Specialty Retail - 6.0%
3,334	Abercrombie & Fitch Co. - Class A	174,868
7,550	AnnTaylor Stores Corp.(a)	183,314
1,623	Barnes & Noble, Inc.	40,137
889	Best Buy Co, Inc.	39,801
10,664	The Cato Corp.	187,793
15,384	Charlotte Russe Holding, Inc.(a)	181,685
32,729	Chico’s FAS, Inc.(a)	187,864
18,697	Christopher & Banks Corp.	179,865
8,978	Finish Line, Inc.(a)	108,544

The accompanying notes are an integral part of these financial statements.
15  DIREXION ANNUAL REPORT

Evolution All-Cap Equity Fund
Schedule of Investments
August 31, 2008

Shares			Value

Specialty Retail (continued	)
26,066		hhgregg, Inc.(a)	$261,703
7,036		Jos. A Bank Clothiers, Inc.(a)	182,866
679		The Sherwin-Williams Co.	39,755
3,066		Urban Outfitters, Inc.(a)	109,211
11,056		Volcom, Inc.(a)	197,239
1,716		Zale Corp.(a)	46,864

			2,121,509
Textiles, Apparel & Luxury Goods - 0.8%
1,566		Coach, Inc.(a)	45,399
8,674		True Religion Apparel, Inc.(a)	235,499
217		VF Corp.	17,197

			298,095

Tobacco - 0.1%
634		Lorillard, Inc.	45,800

		TOTAL COMMON STOCKS (Cost $32,285,960)	$33,143,847

INVESTMENT COMPANIES - 1.9%
14,044		iShares Russell Microcap Index Fund	672,287

		TOTAL INVESTMENT COMPANIES (Cost $652,090)	$672,287

Principal
Amount			Value

SHORT TERM INVESTMENTS - 1.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.3%
$100,000		Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	$99,995

Shares

MONEY MARKET FUNDS - 1.2%
438,924		Fidelity Institutional Money Market Portfolio	438,924

		TOTAL SHORT TERM INVESTMENTS (Cost $538,919)	$538,919

		TOTAL INVESTMENTS (Cost $33,476,969) - 97.7%	$34,335,775
		Other Assets in Excess of Liabilities - 2.3%	801,432

		TOTAL NET ASSETS - 100.0%	$35,137,207

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a) Non Income Producing
(b) Fund holds less than one share.

Evolution All-Cap Equity Fund
Short Futures Contracts
August 31, 2008

		Unrealized
Contracts		Appreciation

228	NASDAQ-100 Index E-Mini Futures
	Expiring September 2008 (Underlying Face Amount at Market Value $8,557,980)	$127,299

The accompanying notes are an integral part of these financial statements.
16  DIREXION ANNUAL REPORT

Evolution Large Cap Fund
Schedule of Investments
August 31, 2008

Shares		Value

COMMON STOCKS - 89.3%
Aerospace & Defense - 2.9%
4,059	The Boeing Co.	$266,108
4,592	General Dynamics Corp.	423,842
382	Lockheed Martin Corp.	44,480
3,379	Raytheon Co.	202,706

		937,136

Air Frieght & Logistics - 0.4%
718	C.H. Robinson Worldwide, Inc.	37,415
2,342	Expeditors International of Washington, Inc.	84,523

		121,938

Automobiles - 0.2%
1,228	DaimlerChrysler AG (Germany)	71,691

Beverages - 1.3%
14,138	Hansen Natural Corp.(a)	388,512
430	Pepsi Bottling Group, Inc.	12,720
186	PepsiCo, Inc.	12,737

		413,969

Biotechnology - 2.2%
708	Amgen, Inc.(a)	44,498
5,628	Biogen Idec, Inc.(a)	286,634
453	Genentech, Inc.(a)	44,734
6,666	Invitrogen Corp.(a)	283,038
893	OSI Pharmaceuticals, Inc.(a)	45,096

		704,000

Chemicals - 3.4%
285	Agrium, Inc. (Canada)	24,026
4,846	Celanese Corp.	186,862
248	CF Industries Holdings, Inc.	37,795
2,095	The Dow Chemical Co.	71,502
2,767	FMC Corp.	203,485
207	Monsanto Co.	23,650
2,237	Mosaic Co.	238,777
136	Potash Corporation of Saskatchewan, Inc. (Canada)	23,610
595	Rohm & Haas Co.	44,655
749	Terra Industries, Inc.	37,637
1,743	Terra Nitrogen Co. L.P.	208,916

		1,100,915

Commercial Services & Supplies - 1.8%
200	Apollo Group, Inc.(a)	12,736
138	Dun & Bradstreet Corp.	12,692
622	FTI Consulting, Inc.(a)	45,655
11,110	Robert Half International, Inc.	284,416
3,795	Watson Wyatt Worldwide, Inc. - Class A	222,349

		577,848

Communications & Communications Equipment- 1.6%
20,163	Corning, Inc.	414,148
853	QUALCOMM, Inc.	44,910
315	Research In Motion Ltd. (Canada)(a)	38,304

		497,362

Computers & Peripherals - 3.0%
587	Dell, Inc.(a)	12,756
10,107	NetApp, Inc.(a)	257,526
12,384	Seagate Technology	184,646
18,670	Western Digital Corp.(a)	508,944

		963,872

Construction & Engineering - 1.8%
1,221	Fluor Corp.	97,839
5,836	McDermott International, Inc. (Panama)(a)	202,684
5,918	URS Corp.(a)	283,827

		584,350

Diversified Financial Services - 2.3%
1,647	Bank of Montreal (Canada)	71,908
2,386	BB&T Corp.	71,580
248	CME Group, Inc.	83,174
842	Deutsche Bank AG (Germany)	71,461
1,708	SunTrust Banks, Inc.	71,548
608	UnionBanCal Corp.	44,797
2,258	US Bancorp	71,940
2,386	Wells Fargo & Co.	72,224
7,070	Zions Bancorporation	189,759

		748,391

Diversified Telecommunication Services - 2.7%
2,223	AT&T, Inc.	71,114
3,028	Compania Anonima Nacional Telefonos de Venezuela - ADR (Venezuela)	24,224
1,519	Embarq Corp.	71,636
43	Fairpoint Communications, Inc.	381
18,666	Qwest Communications International, Inc.	70,557
14,131	TELUS Corp. (Canada)	548,141
2,031	Verizon Communications, Inc.	71,329

		857,382

Electrical Equipment - 2.4%
6,345	Avnet, Inc.(a)	186,226
1,790	Emerson Electric Co.	83,772
85	First Solar, Inc.(a)	23,515
10,248	Thomas & Betts Corp.(a)	472,228

		765,741

Electronic Equipment & Instruments - 0.4%
942	Amphenol Corp. - Class A	44,764
2,620	National Instruments Corp.	84,573

		129,337

Energy Equipment & Services - 3.4%
3,528	ENSCO International, Inc.	239,128
900	Helmerich & Payne, Inc.	51,408
1,120	National-Oilwell, Inc.(a)	82,578
4,779	Noble Corp.	240,336
883	Schlumberger Ltd.	83,196
4,707	Unit Corp.(a)	318,805
2,174	Weatherford International Ltd.(a)	83,873

		1,099,324

The accompanying notes are an integral part of these financial statements.
17  DIREXION ANNUAL REPORT

Evolution Large Cap Fund
Schedule of Investments
August 31, 2008

Shares		Value

Food & Staples Retailing - 0.8%
3,042	Costco Wholesale Corp.	$203,996
2,077	The Kroger Co.	57,367

		261,363

Food Products - 1.1%
673	General Mills, Inc.	44,539
5,805	H.J. Heinz Co.	292,108

		336,647

Health Care Equipment & Supplies - 1.8%
6,209	Cerner Corp.(a)	285,924
5,188	DENTSPLY International, Inc.	203,318
554	Stryker Corp.	37,223
706	Varian Medical Systems, Inc.(a)	44,591

		571,056

Health Care Providers & Services - 0.9%
20,112	Service Corp. International	205,344
2,750	VCA Antech, Inc.(a)	84,535

		289,879

Hotels Restaurants & Leisure - 1.5%
9,975	Burger King Holdings, Inc.	247,579
2,943	Chipotle Mexican Grill, Inc.(a)	204,009
377	MGM Mirage(a)	13,267

		464,855

Household Durables - 0.2%
1,483	Garmin Ltd.	51,549

Insurance - 4.1%
3,545	Ace Ltd. (Switzerland)	186,502
3,882	Chubb Corp.	186,375
431	Cincinnati Financial Corp.	12,775
278	Erie Indemnity Co.	12,857
205	Hartford Financial Services Group, Inc.	12,931
1,492	HCC Insurance Holdings, Inc.	37,569
626	Philadelphia Consolidated Holding Corp.(a)	37,391
173	Prudential Financial, Inc.	12,752
3,719	RenaissanceRe Holdings Ltd.	188,591
662	Safeco Corp.	44,751
3,123	Transatlantic Holdings, Inc.	187,692
4,508	Travelers Companies, Inc.	199,073
7,918	W.R. Berkley Corp.	186,548

		1,305,807

Internet & Catalog Retail - 1.5%
10,726	eBay, Inc.(a)	267,399
7,405	Liberty Media Corp New(a)	205,785

		473,184

IT Services - 1.7%
3,919	Alliance Data Systems Corp.(a)	251,757
7,900	VeriSign, Inc.(a)	252,563
1,617	Western Un Co.	44,661

		548,981

Life Sciences Tools & Services - 1.1%
1,222	Applied Biosystems Inc.	44,591
3,350	Millipore Corp.(a)	251,283
962	Thermo Fisher Scientific, Inc.(a)	58,259

		354,133

Machinery - 6.0%
7,621	AGCO Corp.(a)	469,682
345	Bucyrus International, Inc. - Class A	24,098
181	Caterpillar, Inc.	12,802
3,100	Cummins, Inc.	201,996
258	Dover Corp.	12,740
2,828	Dryships, Inc.	207,688
1,593	Harsco Corp.	83,856
1,207	IDEX Corp.	44,743
134	Ingersoll-Rand Company Ltd. - Class A	4,949
4,179	Parker Hannifin Corp.	267,749
6,793	Reliance Steel & Aluminum Co.	387,269
255	Terex Corp.(a)	12,824
6,409	Timken Co.	207,139

		1,937,535

Media - 0.5%
4,408	CBS Corp. - Class B	71,321
2,602	The Walt Disney Co.	84,175

		155,496

Metals & Mining - 1.5%
456	AK Steel Holding Corp.	23,990
398	Alcoa, Inc.	12,788
237	Cleveland-Cliffs, Inc.	23,989
353	Consol Energy, Inc.	23,902
428	Fording Canadian Coal Trust (Canada)	38,297
359	Massey Energy Co.	23,680
378	Peabody Energy Corp.	23,795
10,575	Southern Copper Corp.	269,980
963	Steel Dynamics, Inc.	23,911
179	United States Steel Corp.	23,819

		488,151

Oil, Gas & Consumable Fuels - 9.4%
122	Apache Corp.	13,954
436	Arch Coal, Inc.	23,649
2,159	Chevron Corp.	186,365
5,343	Cimarex Energy Co.	296,750
3,204	ConocoPhillips	264,362
8,834	Denbury Resources, Inc.(a)	219,878
2,158	Energen Corp.	120,503
2,484	Energy Transer Equity LP	71,663
1,599	Energy Transfer Partners LP	71,156
4,332	Exxon Mobil Corp.	346,603
654	Frontier Oil Corp.	12,668
227	Hess Corp.	23,769
4,949	Imperial Oil Ltd. (Canada)	253,735
3,599	Murphy Oil Corp.	282,630
3,509	Noble Energy, Inc.	251,701
175	Occidental Petroleum Corp.	13,888
846	Petro-Canada (Canada)	37,342
688	Petrohawk Energy Corp.(a)	23,812

The accompanying notes are an integral part of these financial statements.
18  DIREXION ANNUAL REPORT

Evolution Large Cap Fund
Schedule of Investments
August 31, 2008

Shares			Value

Oil, Gas & Consumable Fuels (continued	)
7,259		SCANA Corp.	$284,553
3,499		Sempra Energy	202,662

			3,001,643
Pharmaceuticals - 6.4%
5,076		Allergan, Inc.	283,596
662		Barr Pharmaceuticals, Inc.(a)	44,712
6,099		Eli Lilly & Co.	284,518
12,574		Endo Pharmaceuticals Holdings, Inc.(a)	285,681
572		Genzyme Corp.(a)	44,788
4,036		Johnson & Johnson	284,256
24,994		King Pharmaceuticals, Inc.(a)	285,931
9,442		Watson Pharmaceuticals, Inc.(a)	286,187
5,854		Wyeth	253,361

			2,053,030

Real Estate Investment Trusts- 0.4%
863		Health Care REIT, Inc.	44,764
1,670		Prologis	71,910

			116,674

Semiconductor & Semiconductor Equipment - 5.4%
14,130		Applied Materials, Inc.	253,210
6,773		KLA-Tencor Corp.	251,007
12,582		Lam Research Corp.(a)	462,514
4,271		MEMC Electronic Materials, Inc.(a)	209,663
11,857		National Semiconductor Corp.	254,096
1		Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	10
10,314		Texas Instruments, Inc.	252,796
1,739		Xilinx, Inc.	45,179

			1,728,475

Software - 2.6%
843		Ansys, Inc.(a)	37,387
7,051		Autodesk, Inc.(a)	250,522
395		BMC Software, Inc.(a)	12,861
322		McAfee, Inc.(a)	12,738
7,570		Microsoft Corp.	206,585
2,014		Symantec Corp.(a)	44,933
12,297		Synopsys, Inc.(a)	264,755

			829,781

Specialty Retail - 8.4%
5,156		Abercrombie & Fitch Co. - Class A	270,432
1,041		Advance Auto Parts	44,805
12,409		American Eagle Outfitters, Inc.	186,755
5,654		Best Buy Co, Inc.	253,130
13,738		CarMax, Inc.(a)	203,322
10,894		Dick’s Sporting Goods, Inc.(a)	249,364
6,533		Dollar Tree, Inc.(a)	250,606
5,668		Gamestop Corp(a)	248,655
9,206		The Home Depot, Inc.	249,667
12,077		Limited Brands, Inc.	251,202
10,135		Lowe’s Companies, Inc.	249,726
3,696		The Sherwin-Williams Co.	216,401

			2,674,065
Textiles, Apparel & Luxury Goods - 2.1%
7,142		Coach, Inc.(a)	207,047
892		The Estee Lauder Companies, Inc.	44,395
8,888		Gildan Activewear, Inc. (Canada)(a)	207,712
2,691		Polo Ralph Lauren Corp.	204,193

			663,347

Tobacco - 0.9%
2,862		Lorillard, Inc.	206,751
1,347		Reynolds American, Inc.	71,364

			278,115

Trading Companies & Distributor - 1.2%
1,618		Fastenal Co.	84,023
5,605		MSC Industrial Direct Co., Inc. - Class A	285,463
142		W.W. Grainger, Inc.	12,784

			382,270

		TOTAL COMMON STOCKS (Cost $28,268,601)	$28,559,731

INVESTMENT COMPANIES - 2.5%
12,075		iShares S&P 500 Value Index Fund	786,686

		TOTAL INVESTMENT COMPANIES (Cost $780,852)	$786,686

Principal Amount

SHORT TERM INVESTMENTS - 10.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.8%
$2,800,000		Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	2,799,862

Shares

MONEY MARKET FUNDS - 1.4%
445,951		Fidelity Institutional Money Market Portfolio	445,951

		TOTAL SHORT TERM INVESTMENTS (Cost $3,245,813)	$3,245,813

		TOTAL INVESTMENTS (Cost $32,295,266) - 102.0%	$32,571,791
		Liabilities in Excess of Other Assets - (2.0%)	(652,213)

		TOTAL NET ASSETS - 100.0%	$31,919,578

Percentages are stated as a percent of net assets.

(a) Non-income producing security

The accompanying notes are an integral part of these financial statements.
19  DIREXION ANNUAL REPORT

Evolution Large Cap Fund
Short Futures Contracts
August 31, 2008

		Unrealized
Contracts		Depreciation

18	S&P 500 Index Futures	$(51,808)

	Expiring September 2008 (Underlying Face Amount at Market Value $5,773,500)

The accompanying notes are an integral part of these financial statements.
20  DIREXION ANNUAL REPORT

Evolution Small Cap Fund
Schedule of Investments
August 31, 2008

Shares		Value

COMMON STOCKS - 94.2%
Aerospace & Defense - 5.0%
1,923	AAR Corp.(a)	$30,518
12,852	Ceradyne, Inc.(a)	579,111
1,245	Cubic Corp.	34,474
620	Curtiss-Wright Corp.	33,399
564	DRS Technologies, Inc.	44,906
1,158	Esterline Technologies Corp.(a)	65,415
1,352	LMI Aerospace, Inc.(a)	31,894
833	Moog, Inc.(a)	39,484
175	Teledyne Technologies, Inc.(a)	10,908

		870,109

Airlines - 0.1%
1,332	Northwest Airlines Corp.(a)	13,027
4,041	Pinnacle Airlines Corp.(a)	19,235

		32,262

Auto Components - 0.7%
2,141	Drew Industries, Inc.(a)	34,320
1,845	LKQ Corp.(a)	34,557
5,553	Wonder Auto Technology, Inc.(a)	46,812

		115,689

Beverages - 2.2%
13,865	Hansen Natural Corp.(a)	381,010

Biotechnology - 2.2%
6,609	Celera Corp.(a)	92,526
1,081	Cepheid, Inc.(a)	20,107
1,949	Incyte Corp.(a)	19,938
234	Kendle International, Inc.(a)	11,572
5,115	Martek Biosciences Corp.(a)	170,892
2,460	Repligen Corp.(a)	13,210
855	Rigel Pharmaceuticals, Inc.(a)	20,229
877	Savient Pharmaceuticals, Inc.(a)	19,934
3,175	Trimeris, Inc.	12,891

		381,299

Building Products - 0.3%
1,718	Apogee Enterprises, Inc.	34,360
443	NCI Building Systems, Inc.(a)	16,958

		51,318

Capital Markets - 0.6%
1,614	FCStone Group, Inc.(a)	33,749
656	Greenhill & Co., Inc.	43,362
1,194	Knight Capital Group, Inc. - Class A(a)	20,584

		97,695

Chemicals - 5.0%
3,220	A. Schulman, Inc.	77,988
13,936	Balchem Corp.	380,314
2,000	Koppers Holdings, Inc.	91,620
22,696	Landec Corp.(a)	213,115
463	NewMarket Corp.	31,456
616	Terra Nitrogen Co. L.P.	73,834

		868,327

Commercial Banks - 0.6%
591	Oriental Financial Group	10,213
4,264	Southside Bancshares, Inc.	92,733

		102,946

Commercial Services & Supplies - 2.2%
286	Brady Corp.	10,499
1,496	COMSYS IT Partners, Inc.(a)	17,712
2,229	Geoeye, Inc.(a)	55,168
1,583	Kforce, Inc.(a)	16,906
677	Layne Christensen Co.(a)	37,154
12,725	LECG Corp.(a)	103,709
803	Metalico, Inc.(a)	10,343
1,801	PeopleSupport, Inc.(a)	21,882
1,713	Watson Wyatt Worldwide, Inc. - Class A	100,365

		373,738

Communications & Communications Equipment- 3.3%
6,006	3Com Corp.(a)	12,733
1,812	Arris Group, Inc.(a)	17,142
2,180	Black Box Corp.	78,131
1,374	Blue Coat Systems, Inc.(a)	25,556
19,253	Cogo Group, Inc.(a)	106,084
3,294	Alaska Communications Systems Group, Inc.	34,653
3,268	EXFO Electro-Optical Engineering, Inc. (Canada)(a)	13,726
7,623	Globecomm Systems, Inc.(a)	77,754
1,951	Immersion Corp.(a)	12,974
810	Liberty Media Holdings Corp.(a)	13,162
1,706	Netgear, Inc.(a)	28,746
1,550	Oplink Communications, Inc.(a)	20,367
863	Plantronics, Inc.	22,265
775	Polycom, Inc.(a)	21,731
1,780	Sierra Wireless, Inc. (Canada)(a)	22,624
1,914	USA Mobility, Inc.	21,571
1,098	Viasat, Inc.(a)	28,801
946	Xyratex Ltd.(a)	13,613

		571,633

Construction & Engineering - 0.3%
1,292	Perini Corp.(a)	34,509
267	Texas Industries, Inc.	14,063

		48,572

Distributors - 0.3%
735	Andersons, Inc.	33,045
452	WESCO International, Inc.(a)	17,375

		50,420

Diversified Financial Services - 1.2%
3,590	Advance America Cash Advance Centers, Inc.	17,663
737	Dime Community Bancshares	12,101
1,476	Ezcorp, Inc.(a)	23,011
2,085	Horizon Financial Corp.	16,993
5,498	First Cash Financial Services, Inc.(a)	101,878
2,920	The First Marblehead Corp.	12,030

The accompanying notes are an integral part of these financial statements.
21  DIREXION ANNUAL REPORT

Evolution Small Cap Fund
Schedule of Investments
August 31, 2008

Shares			Value

Diversified Financial Services (continued	)
699		Interactive Brokers Group, Inc.(a)	$19,083

			202,759
Diversified Investments - 0.1%
552		Permian Basin Royalty Trust	11,426
308		San Juan Basin Royalty Trust	11,338

			22,764
Electronic Equipment & Instruments - 4.1%
471		Anixter International, Inc.(a)	34,764
789		Azz, Inc.(a)	34,282
4,643		Benchmark Electronics, Inc.(a)	76,563
1,766		Hubbell, Inc.	76,839
797		II-VI, Inc.(a)	34,996
629		Multi-Fineline Electronix, Inc.(a)	10,731
6,268		National Instruments Corp.	202,331
1,032		Scansource, Inc.(a)	31,053
4,910		Technitrol, Inc.	77,627
7,449		TTM Technologies, Inc.(a)	89,239
741		Woodward Governor Co.	34,331

			702,756

Energy Equipment & Services - 3.7%
3,053		Bristow Group, Inc.(a)	124,471
1,124		Complete Production Services(a)	33,214
3,662		Dril-Quip, Inc.(a)	201,447
8,858		Grey Wolf, Inc.(a)	77,153
4,780		Ion Geophysical Corp.(a)	77,054
3,564		Natural Gas Services Group(a)	92,450
659		Oil States International, Inc.(a)	36,660

			642,449

Financial Services - 0.1%
1,729		AmeriCredit Corp.(a)	18,293

Food & Staples Retailing - 0.8%
2,678		Casey’s General Stores, Inc.	77,662
1,471		PriceSmart, Inc.	31,259
1,036		Ruddick Corp.	32,986

			141,907

Food Products - 1.8%
1,703		Cal-Maine Foods, Inc.	67,252
7,089		Darling International, Inc.(a)	97,332
981		Lancaster Colony Corp.	34,119
3,278		Sanderson Farms, Inc.	112,468

			311,171

Freight & Logistics - 0.9%
999		Arkansas Best Corp.	34,585
178		Dryships, Inc.	13,072
1,528		Excel Maritime Carriers Ltd. (Liberia)	54,535
808		HUB Group, Inc.(a)	32,272
1,244		Navios Maritime Holdings, Inc.	13,149
754		UTI Worldwide, Inc.	15,155

			162,768

Health Care Equipment & Supplies - 2.3%
105		Bio-Rad Laboratories, Inc.(a)	11,298
9,166		Cutera, Inc.(a)	102,384
4,440		Cyberonics, Inc.(a)	95,238
1,349		Immucor, Inc.(a)	43,451
432		Invacare Corp.	10,986
2,887		Inverness Medical Innovations, Inc.(a)	102,546
563		Merit Medical Systems, Inc.(a)	10,900
1,070		Neogen Corp.(a)	27,895

			404,698
Health Care Providers & Services - 4.7%
5,359		Amedisys, Inc.(a)	285,206
1,079		Bio-Reference Labs, Inc.(a)	30,568
19,422		Bioscrip, Inc.(a)	78,076
6,789		eResearch Technology, Inc.(a)	91,583
514		Lincare Holdings, Inc.(a)	16,962
786		Magellan Health Services, Inc.(a)	34,238
657		National Healthcare Corp.	32,666
248		Owens & Minor, Inc.	11,438
570		Res-Care, Inc.(a)	10,967
680		Triple-S Management Corp.(a)	11,805
550		US Physical Therapy, Inc.(a)	10,895
6,543		VCA Antech, Inc.(a)	201,132

			815,536

Hotels Restaurants & Leisure - 1.2%
5,551		Buffalo Wild Wings, Inc.(a)	200,280

Household Products - 1.9%
2,575		Tupperware Corp.	91,979
8,722		Universal Electronics, Inc.(a)	228,691
310		WD-40 Co.	10,816

			331,486

Industrial Conglomerates - 0.5%
894		Walter Industries, Inc.	83,857

Industrial Products & Supplies - 2.5%
11,417		Applied Industrial Technologies, Inc.	332,349
439		Enersys(a)	12,345
991		Houston Wire & Cable Co.	16,708
4,012		Schweitzer-Mauduit International, Inc.	76,068

			437,470

Insurance - 9.4%
933		Amerisafe, Inc.(a)	17,251
7,577		Amtrust Financial Services, Inc.	106,533
9,997		Brown & Brown, Inc.	203,139
643		Delphi Financial Group, Inc. - Class A	17,252
7,041		First Mercury Financial Corp.(a)	103,714
539		IPC Holdings Ltd.	17,070
1,471		Life Partners Holdings, Inc.	42,600
671		Max Capital Group Ltd.	17,446
1,045		Montpelier Re Holdings Ltd.	16,918
11,483		Philadelphia Consolidated Holding Corp.(a)	685,880
7,102		RLI Corp.	397,073

			1,624,876

Internet & Catalog Retail - 1.6%
667		Nutri/System, Inc.	13,253
16,137		PetMed Express, Inc.(a)	229,791

The accompanying notes are an integral part of these financial statements.
22  DIREXION ANNUAL REPORT

Evolution Small Cap Fund
Schedule of Investments
August 31, 2008

Shares			Value

Internet & Catalog Retail, (continued	)
3,681		Shutterfly, Inc.(a)	$34,233

			277,277

Internet Software & Services - 0.8%
968		Aladdin Knowledge Systems (Israel)(a)	12,206
12,251		S1 Corp.(a)	93,475
2,462		United Online, Inc.	25,925

			131,606

IT Services - 1.8%
8,392		MPS Group, Inc.(a)	96,676
8,266		Ness Technologies, Inc.(a)	102,994
3,283		SRA International, Inc. - Class A(a)	77,085
1,108		Sykes Enterprises, Inc.(a)	22,315
674		Tyler Technologies, Inc.(a)	10,926

			309,996

Life Sciences Tools & Services - 0.2%
978		Parexel International Corp.(a)	31,071
419		PharmaNet Development Group, Inc.(a)	10,936

			42,007

Machinery - 4.7%
1,369		Actuant Corp. Class A	43,192
948		Astec Industries, Inc.(a)	32,611
751		Badger Meter, Inc.	34,576
573		CIRCOR International, Inc.	34,529
3,320		Force Protection, Inc.(a)	13,214
709		Gardner Denver, Inc.(a)	32,004
1,191		Graham Corp.	111,239
5,418		IDEX Corp.	200,845
346		K-Tron International, Inc.(a)	51,481
2,605		L.B. Foster Co.(a)	100,449
529		Middleby Corp.(a)	28,228
537		Robbins & Myers, Inc.	24,085
542		Titan Machinery, Inc.(a)	14,103
1,660		Westinghouse Air Brake Technologies Corp.	98,056

			818,612

Media - 0.2%
825		Dolan Media Co.(a)	12,581
1,018		Global Sources Ltd.(a)	10,862
507		Scholastic Corp.	13,233

			36,676

Metals & Mining - 2.1%
368		Alliance Resource Partners, L.P.	17,160
198		Alpha Natural Resources, Inc.(a)	19,622
951		AMCOL International Corp.	34,673
1,178		Brush Engineered Materials, Inc.(a)	34,515
450		Compass Minerals International, Inc.	31,171
6,030		Horsehead Holding Corp.(a)	50,170
234		Olympic Steel, Inc.	11,141
1,128		Schnitzer Steel Industries, Inc. - Class A	77,166
7,985		ShengdaTech, Inc.(a)	75,858
2,135		Sutor Tech Group Ltd.(a)	13,536

			365,012

Oil, Gas & Consumable Fuels - 3.3%
5,724		Brigham Exploration Co.(a)	77,674
564		Callon Petroleum Co.(a)	11,207
1,090		Contango Oil & Gas Company(a)	77,521
1,243		CVR Energy, Inc.(a)	17,327
346		Foundation Coal Holdings, Inc.	20,466
389		Mariner Energy, Inc.(a)	11,316
1,079		Overseas Shipholding Group, Inc.	77,408
147		Patriot Coal Corp.(a)	8,814
514		Petroleum Development Corp.(a)	31,246
831		Union Drilling, Inc.(a)	11,817
9,858		Vaalco Energy, Inc.(a)	77,188
6,774		Western Gas Partners L.P.(a)	103,439
762		Williams Pipeline Partners L.P.	13,099
886		W&T Offshore, Inc.	31,152

			569,674

Personal Products - 2.9%
6,489		Inter Parfums, Inc.	92,072
12,395		NBTY, Inc.(a)	412,010

			504,082

Pharmaceuticals - 3.2%
38,034		American Oriental Bioengineering, Inc.(a)	314,921
483		Auxilium Pharmaceuticals, Inc.(a)	18,987
10,734		Obagi Medical Products, Inc.(a)	103,583
2,406		Questcor Pharmaceuticals, Inc.(a)	13,137
5,400		Sciele Pharma, Inc.	104,058

			554,686

Real Estate - 0.3%
3,252		Anworth Mortgage Asset Corp.	21,268
1,798		Capstead Mortgage Corp.	21,109

			42,377

Semiconductor & Semiconductor Equipment - 1.9%
699		ASM International NV (Netherlands)	17,377
1,361		Advanced Energy Industries, Inc.(a)	21,953
567		Cymer, Inc.(a)	16,976
1,093		Formfactor, Inc.(a)	20,975
3,452		MKS Instruments, Inc.(a)	77,808
1,745		ON Semiconductor Corp.(a)	16,525
710		Semtech Corp.(a)	10,501
2,779		Silicon Laboratories, Inc.(a)	93,680
723		Supertex, Inc.(a)	21,473
2,385		Zoran Corp.(a)	21,226

			318,494

Software - 5.3%
784		Commvault Systems, Inc.(a)	13,218
1,208		Foundry Networks, Inc.(a)	22,215
659		Informatica Corp.(a)	11,117
4,471		Interactive Intelligence, Inc.(a)	44,844
4,263		JDA Software Group, Inc.(a)	77,714
9,591		Lawson Software, Inc.(a)	77,591
3,183		Manhattan Associates, Inc.(a)	78,015
1,191		MicroStrategy, Inc.(a)	76,415
770		Netscout Systems, Inc.(a)	11,473

The accompanying notes are an integral part of these financial statements.
23  DIREXION ANNUAL REPORT

Evolution Small Cap Fund
Schedule of Investments
August 31, 2008

Shares			Value

Software (continued	)
314		Open Text Corp. (Canada)(a)	$11,012
741		Progress Software Corp.(a)	21,645
8,912		Quality Systems, Inc.	381,612
5,969		VASCO Data Security International, Inc.(a)	82,492

			909,363
Specialty Retail - 3.5%
3,987		99 Cents Only Stores(a)	34,129
941		Aeropostale, Inc.(a)	32,803
907		AnnTaylor Stores Corp.(a)	22,022
1,763		Christopher & Banks Corp.	16,960
678		Citi Trends, Inc.(a)	13,980
2,133		Conn’s, Inc.(a)	40,783
1,571		DSW, Inc. - Class A(a)	22,827
1,249		Finish Line, Inc.(a)	15,101
10,452		hhgregg, Inc.(a)	104,938
809		Jos. A Bank Clothiers, Inc.(a)	21,026
8,130		Lumber Liquidators, Inc.(a)	104,958
829		Men’s Wearhouse, Inc.	18,155
1,330		New York & Co., Inc.(a)	15,694
868		Shoe Carnival, Inc.(a)	14,166
2,749		Stein Mart, Inc.	10,859
6,955		Volcom, Inc.(a)	124,077

			612,478

Textiles, Apparel & Luxury Goods - 4.4%
23,208		Cherokee, Inc.	511,272
540		Columbia Sportswear Co.	21,811
9,744		Fuqi International, Inc.(a)	105,138
869		G-III Apparel Group Ltd.(a)	16,085
595		Lululemon Athletica, Inc.(a)	11,525
535		Movado Group, Inc.	12,407
756		Oxford Industries, Inc.	17,275
355		Phillips-Van Heusen Corp.	13,511
899		Under Armour, Inc. - Class A(a)	30,305
307		UniFirst Corp.	13,210

			752,539

		TOTAL COMMON STOCKS (Cost $14,957,069	$16,292,967

INVESTMENT COMPANIES - 1.6%
3,928		iShares Russell 2000 Value Index Fund	273,899

		TOTAL INVESTMENT COMPANIES (Cost $273,600)	$273,899

WARRANTS - 0.0%
3,847		Pegasus Wireless Warrants(b)
		Expiration: March, 2009, Exercise Price: $8.000	0

		TOTAL WARRANTS (Cost $0)	$0

Principal Amount

SHORT TERM INVESTMENTS - 4.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.8%
$300,000		Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	299,985

Shares

MONEY MARKET FUNDS - 2.5%
440,230		Fidelity Institutional Money Market Portfolio	440,230

		TOTAL SHORT TERM INVESTMENTS (Cost $740,215)	$740,215

		TOTAL INVESTMENTS (Cost $15,970,884) - 100.1%	$17,307,081
		Liabilities in Excess of Other Assets - (0.1%)	(9,208)

		TOTAL NET ASSETS - 100.0%	$17,297,873

Percentages are stated as a percent of net assets.

(a) Non-income producing security

(b) Security fair valued by Adviser.

Evolution Small Cap Fund
Short Futures Contracts
August 31, 2008

		Unrealized
Contracts		Depreciation

42	Russell 2000 Index Mini Futures	$(37,937)

	Expiring September 2008 (Underlying Face Amount at Market Value $3,100,860)

The accompanying notes are an integral part of these financial statements.
24  DIREXION ANNUAL REPORT

Evolution Total Return Fund
Schedule of Investments
August 31, 2008

Shares		Value

COMMON STOCKS - 49.7%
Capital Markets - 0.7%
2,394	Allied Capital Corp.	$35,311
1,335	American Capital Strategies Ltd.	29,023
2,775	Apollo Investment Corp.	49,118
6,108	MCG Capital Corp.	21,256
2,999	Prospect Capital Corp.	41,986

		176,694

Chemicals - 3.1%
4,365	Praxair, Inc.	392,151
5,234	Rohm & Haas Co.	392,812

		784,963

Commercial Services & Supplies - 5.0%
31,985	ABM Industries, Inc.	840,566
6,521	CDI Corp.	163,677
10,132	Healthcare Services Group, Inc.	197,371
1,501	Waste Management, Inc.	52,805

		1,254,419

Diversified Financial Services - 2.2%
3,976	Ares Capital Corp.	48,070
17,403	First Commonwealth Financial Corp.	198,916
1,380	JPMorgan Chase & Co.	53,116
12,014	New York Community Bancorp, Inc.	198,111
1,757	Wells Fargo & Co.	53,185

		551,398

Electric Utilities - 6.3%
4,665	Ameren Corp.	195,277
3,304	Centerpoint Energy, Inc.	52,468
4,852	CH Energy Group, Inc.	193,110
4,770	Consolidated Edison, Inc.	195,093
724	FirstEnergy Corp.	52,591
8,324	Great Plains Energy, Inc.	195,198
1,265	PG&E Corp.	52,282
5,557	Pinnacle West Capital Corp.	195,551
4,462	Progress Energy, Inc.	194,900
6,596	The Southern Co.	247,416

		1,573,886

Electrical Equipment - 1.4%
14,873	Methode Electronics, Inc.	163,455
6,963	Park Electrochemical Corp.	195,103

		358,558

Food & Beverages - 4.8%
11,535	Brown-Forman Corp.	830,635
5,918	General Mills, Inc.	391,653

		1,222,288

Gas Utilities - 3.6%
658	Northwest Natural Gas Co.	32,064
28,929	Piedmont Natural Gas Co.	834,602
798	South Jersey Industries, Inc.	28,465

		895,131

Hotels Restaurants & Leisure - 3.3%
29,689	Bob Evans Farms, Inc.	833,370

Household Products - 3.8%
6,691	Fortune Brands, Inc.	393,564
35,510	Mannatech, Inc.	157,309
5,623	The Procter & Gamble Co.	392,317

		943,190

Industrial Conglomerates - 1.6%
5,492	3M Co.	393,227

Industrial Products & Supplies - 0.4%
1,240	Genuine Parts Co.	52,601
2,447	Temple-Inland, Inc.	40,889

		93,490

Insurance - 2.7%
847	Hartford Financial Services Group, Inc.	53,429
1,038	Lincoln National Corp.	52,689
25,122	MBIA, Inc.	407,479
3,855	Safety Insurance Group, Inc.	165,765

		679,362

Internet Software & Services - 0.7%
15,578	United Online, Inc.	164,036

Machinery - 1.6%
7,977	Illinois Tool Works, Inc.	395,739

Oil, Gas & Consumable Fuels - 1.4%
959	Chevron Corp.	82,781
374	Exxon Mobil Corp.	29,923
669	Marathon Oil Corp.	30,152
7,077	Vectren Corp.	196,316

		339,172

Paper & Forest Products - 0.2%
1,954	International Paper Co.	52,856

Pharmaceuticals - 3.1%
5,567	Johnson & Johnson	392,084
9,119	Wyeth	394,670

		786,754

Real Estate Investment Trusts - 1.8%
505	Boston Properties, Inc.	51,747
7,949	Cousins Properties, Inc.	198,646
8,625	National Retail Properties, Inc.	195,701

		446,094

Specialty Retail - 0.8%
9,602	The Cato Corp.	169,091
510	The Sherwin-Williams Co.	29,861

		198,952

Telecommunications - 0.2%
4,209	Windstream Corp.	52,276

Tobacco - 1.0%
11,722	Altria Group, Inc.	246,514

	TOTAL COMMON STOCKS (Cost $12,551,063)	$12,442,369

The accompanying notes are an integral part of these financial statements.
25  DIREXION ANNUAL REPORT

Evolution Total Return Fund
Schedule of Investments
August 31, 2008

Shares		Value

INVESTMENT COMPANIES - 49.6%
2,790	CurrencyShares Euro Trust	$410,688
29,988	Enerplus Resources Fund	1,298,181
3,354	iPath CBOE S&P 500 BuyWrite Index ETN(a)	165,352
28,416	iShares Lehman 1-3 Year Treasury Bond Fund	2,362,790
41,657	iShares Lehman 7-10 Year Treasury Bond Fund	3,723,303
5,809	iShares Lehman Aggregate Bond Fund	585,257
14,045	iShares Lehman Short Treasury Bond Fund	1,546,776
16,306	iShares Lehman Treasury Inflation Protected Securities Fund	1,734,306
7,632	SPDR Lehman International Treasury Bond Fund	406,480
2,459	Vanguard Total Bond Market Fund	187,622

	TOTAL INVESTMENT COMPANIES (Cost $11,977,231)	$12,420,755

Principal
Amount		Value

SHORT TERM INVESTMENTS - 1.5%
MONEY MARKETS - 1.5%
$376,385	Fidelity Institutional Money Market Portfolio	$376,385

	TOTAL SHORT TERM INVESTMENTS (Cost $376,385)	$376,385

	TOTAL INVESTMENTS (Cost $24,904,679) - 100.8%	$25,239,509
	Liabilities in Excess of Other Assets - (0.8)%	(202,425)

	TOTAL NET ASSETS - 100.0%	$25,037,084

Footnotes

Percentages are stated as a percent of net assets.

(a) Non Income Producing

The accompanying notes are an integral part of these financial statements.
26  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
August 31, 2008

	Evolution	Evolution
	Managed Bond Fund	All-Cap Equity Fund

Assets:
Investments, at market value (Note 2)	$26,329,372	$34,335,775
Cash	—	175
Receivable for Fund shares sold	4,130	13,496
Receivable for investments sold	579,902	14,170,704
Deposit at broker for futures	—	337,675
Due from broker for futures	—	163,925
Variation margin receivable	—	131,100
Dividends and interest receivable	2,942	31,811
Other assets	4,571	4,863

Total Assets	26,920,917	49,189,524

Liabilities:
Payable for investments purchased	580,622	13,938,350
Payable for Fund shares redeemed	12,604	1,724
Accrued advisory expense	18,494	25,156
Accrued distribution expense	8,485	11,776
Accrued expenses and other liabilities	58,488	75,311

Total Liabilities	678,693	14,052,317

Net Assets	$26,242,224	$35,137,207

Net Assets Consist Of:
Capital stock	$30,383,080	$44,190,808
Accumulated undistributed net investment income (loss)	125,500	—
Accumulated undistributed net realized gain (loss)	(4,575,937)	(10,039,706)
Net unrealized appreciation (depreciation) on:
Investments	309,581	858,806
Futures	—	127,299

Total Net Assets	$26,242,224	$35,137,207

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$26,242,224	$35,137,207
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,599,041	1,894,027
Net asset value, redemption price and offering price per share	$16.41	$18.55

Cost of Investments	$26,019,791	$33,476,969

The accompanying notes are an integral part of these financial statements.
27  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
August 31, 2008

	Evolution	Evolution	Evolution
	Large Cap Fund	Small Cap Fund	Total Return Fund

Assets:
Investments, at market value (Note 2)	$32,571,791	$17,307,081	$25,239,509
Cash	50	24	—
Receivable for Fund shares sold	19,294	12,530	1,804
Receivable for investments sold	13,815,995	2,416,777	4,322,212
Deposits at broker for futures	444,373	139,191	—
Variation margin receivable	67,950	12,952	—
Dividends and interest receivable	57,283	17,122	17,803
Other assets	6,855	5,648	5,465

Total Assets	46,983,591	19,911,325	29,586,793

Liabilities:
Payable for investments purchased	14,841,446	2,501,664	4,454,937
Payable for Fund shares redeemed	1,781	1,004	10,806
Due to broker for futures	120,373	50,991	—
Accrued distribution expenses	8,733	4,782	7,610
Accrued advisory expense	23,648	12,613	17,134
Accrued expenses and other liabilities	68,032	42,398	59,222

Total Liabilities	15,064,013	2,613,452	4,549,709

Net Assets	$31,919,578	$17,297,873	$25,037,084

Net Assets Consist Of:
Capital stock	$39,855,207	$23,112,336	$29,986,095
Accumulated undistributed net investment income (loss)	—	784	800,713
Accumulated undistributed net realized gain (loss)	(8,160,346)	(7,113,507)	(6,084,554)
Net unrealized appreciation (depreciation) on:
Investments	276,525	1,336,197	334,830
Futures	(51,808)	(37,937)	—

Total Net Assets	$31,919,578	$17,297,873	$25,037,084

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$31,919,578	$17,297,873	$25,037,084
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,902,157	1,036,792	1,420,491
Net asset value, redemption price and offering price per share	$16.78	$16.68	$17.63

Cost of Investments	$32,295,266	$15,970,884	$24,904,679

The accompanying notes are an integral part of these financial statements.
28  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended August 31, 2008

	Evolution	Evolution
	Managed Bond Fund	All-Cap Equity Fund

Investment income:
Dividend income (net of foreign withholding tax of $— and $9,816, respectively)	$1,617,325	$540,836
Interest income	121,411	183,957

Total investment income	1,738,736	724,793

Expenses:
Investment advisory fees	330,926	488,581
Distribution expenses	82,732	122,145
Shareholder servicing fees	49,639	73,287
Administration fees	13,507	19,921
Fund accounting fees	26,436	45,801
Custody fees	7,410	10,633
Transfer agent fees	32,493	44,749
Federal and state registration	20,157	20,742
Professional fees	40,562	39,120
Reports to shareholders	13,041	16,128
Trustees’ fees and expenses	2,629	2,973
Other	7,905	12,489

Total expenses before reimbursement	627,437	896,569
Less: Reimbursement of expenses from Adviser	(48,316)	(41,552)

Total expenses	579,121	855,017

Net investment income (loss)	1,159,615	(130,224)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(425,251)	(2,210,473)
Futures	—	(2,162,076)
Swaps	6,741	—

	(418,510)	(4,372,549)

Capital gain distributions from regulated investment companies	5,575	—

Change in unrealized appreciation (depreciation) on:
Investments	(22,289)	(341,923)
Futures	—	127,299

	(22,289)	(214,624)

Net realized and unrealized gain (loss) on investments	(435,224)	(4,587,173)

Net increase (decrease) in net assets resulting from operations	$724,391	$(4,717,397)

The accompanying notes are an integral part of these financial statements.
29  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended August 31, 2008

	Evolution	Evolution	Evolution
	Large Cap Fund	Small Cap Fund	Total Return Fund

Investment income:
Dividend income (net of foreign withholding tax of $18,746, $461, and $3,850, respectively)	$614,714	$327,981	$1,382,990
Interest income	186,458	183,348	20,531

Total investment income	801,172	511,328	1,403,521

Expenses:
Investment advisory fees	468,590	239,937	344,332
Distribution expenses	117,148	59,984	86,083
Shareholder servicing fees	70,289	35,991	51,650
Administration fees	21,688	11,421	14,960
Fund accounting fees	47,376	27,831	28,697
Custody fees	11,162	5,268	8,418
Transfer agent fees	43,904	22,579	30,912
Federal and state registration	16,497	15,840	17,783
Professional fees	47,790	34,557	43,810
Reports to shareholders	11,986	7,552	9,767
Trustees’ fees and expenses	3,450	2,178	2,608
Other	12,724	6,807	9,069

Total expenses before reimbursement/recoupment	872,604	469,945	648,089
Less: Reimbursement of expenses from Adviser	(53,471)	(50,055)	(45,509)

Total expenses	819,133	419,890	602,580

Net investment income (loss)	(17,961)	91,438	800,941

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(4,646,129)	(4,008,360)	(3,451,434)
Futures	(216,127)	(153,169)	460,953

	(4,862,256)	(4,161,529)	(2,990,481)

Change in unrealized appreciation (depreciation) on:
Investments	(1,288,455)	1,248,919	(1,092,833)
Futures	(51,808)	(37,937)	(206,193)

	(1,340,263)	1,210,982	(1,299,026)

Net realized and unrealized gain (loss) on investments	(6,202,519)	(2,950,547)	(4,289,507)

Net increase (decrease) in net assets resulting from operations	$(6,220,480)	$(2,859,109)	$(3,488,566)

The accompanying notes are an integral part of these financial statements.
30  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets
August 31, 2008

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2008	August 31, 2007	August 31, 2008	August 31, 2007
Operations:
Net investment income (loss)	$1,159,615	$1,731,589	$(130,224)	$110,535
Net realized gain (loss) on investments	(418,510)	(881,344)	(4,372,549)	17,238,500
Capital gain distributions from regulated investment companies	5,575	—	—	—
Change in net unrealized appreciation (depreciation) on investments	(22,289)	(475,647)	(214,624)	(2,923,576)

Net increase (decrease) in net assets resulting from operations	724,391	374,598	(4,717,397)	14,425,459

Distributions to shareholders - Investor Class:
Net investment income	(1,479,225)	(2,021,087)	—	(905,687)
Net realized gains	—	—	(8,731,487)	(4,468,840)

Total distributions	(1,479,225)	(2,021,087)	(8,731,487)	(5,374,527)

Capital share transactions - Investor Class:
Proceeds from shares sold	12,095,784	23,813,199	15,791,146	38,460,873
Proceeds from shares issued to holders in reinvestment of distributions	1,479,225	2,021,087	8,731,487	5,374,527
Cost of shares redeemed	(26,313,490)	(31,384,447)	(40,183,923)	(101,360,166)

Net increase (decrease) in net assets resulting from capital share transactions	(12,738,481)	(5,550,161)	(15,661,290)	(57,524,766)

Total increase (decrease) in net assets	(13,493,315)	(7,196,650)	(29,110,174)	(48,473,834)

Net assets:
Beginning of year	39,735,539	46,932,189	64,247,381	112,721,215

End of year	$26,242,224	$39,735,539	$35,137,207	$64,247,381

Undistributed (Accumulated) net investment income (loss), end of year	$125,500	$450,318	$—	$—

The accompanying notes are an integral part of these financial statements.
31  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets
August 31, 2008

	Evolution Large Cap Fund		Evolution Small Cap Fund		Evolution Total Return Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2008	August 31, 2007	August 31, 2008	August 31, 2007	August 31, 2008	August 31, 2007
Operations:
Net investment income (loss)	$(17,961)	$185,402	$91,438	$(64,128)	$800,941	$941,393
Net realized gain (loss) on investments	(4,862,256)	7,659,144	(4,161,529)	3,920,362	(2,990,481)	1,379,173
Net unrealized appreciation (depreciation) on investments	(1,340,263)	(310,273)	1,210,982	(1,571,206)	(1,299,026)	(1,046,174)

Net increase (decrease) in net assets resulting from operations	(6,220,480)	7,534,273	(2,859,109)	2,285,028	(3,488,566)	1,274,392

Distributions to shareholders - Investor Class:
Net investment income	(57,776)	(388,086)	(83,227)	(112,647)	(121,868)	(986,684)
Net realized gains	(5,362,628)	—	—	—	(1,223,072)	(458,981)
Return of capital	—	—	(46,292)	—	—	—

Total distributions	(5,420,404)	(388,086)	(129,519)	(112,647)	(1,344,940)	(1,445,665)

Capital share transactions - Investor Class:
Proceeds from shares sold	15,463,520	46,820,480	9,133,559	25,741,194	10,594,573	38,881,871
Proceeds from shares issued to holders in reinvestment of distributions	5,420,405	388,086	129,520	112,647	1,344,939	1,445,665
Cost of shares redeemed	(43,893,307)	(41,983,088)	(20,613,485)	(50,184,260)	(28,183,896)	(52,560,270)

Net increase (decrease) in net assets resulting from capital share transactions	(23,009,382)	5,225,478	(11,350,406)	(24,330,419)	(16,244,384)	(12,232,734)

Total increase (decrease) in net assets	(34,650,266)	12,371,665	(14,339,034)	(22,158,038)	(21,077,890)	(12,404,007)

Net assets:
Beginning of year	66,569,844	54,198,179	31,636,907	53,794,945	46,114,974	58,518,981

End of year	$31,919,578	$66,569,844	$17,297,873	$31,636,907	$25,037,084	$46,114,974

Undistributed (Accumulated) net investment income (loss), end of year	$—	$57,821	$784	$—	$800,713	$107,721

The accompanying notes are an integral part of these financial statements.
32  DIREXION ANNUAL REPORT

Financial Highlights
August 31, 2008

												RATIOS TO AVERAGE NET ASSETS
																Net
			Net Realized	Net Increase												Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset							Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return		Value,		Net Assets,	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	End	Total	End of	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distribution	Distributions	of Year/Period	Return[5]	Year/Period (,000)	Expenses	Expenses	Expenses	Expenses	Recoupment	Rate[6]

Evolution Managed Bond Fund
Year ended August 31, 2008	$16.83	$0.59	$(0.30)	$0.29	$(0.71)	$—	$—	$(0.71)	$16.41	1.78%	$26,242	—	—	1.90%	1.75%	3.51%	439%
Year ended August 31, 2007	17.45	0.64	(0.51)	0.13	(0.75)	—	—	(0.75)	16.83	0.76%	39,736	—	—	1.75%	1.75%	3.70%	914%
Year ended August 31, 2006	18.20	0.46 [7]	(0.70)	(0.24)	(0.51)	—	—	(0.51)	17.45	(1.26%)	46,932	1.86%	1.84%	1.81%	1.79%[9]	2.70%[8]	1,156%
Year ended August 31, 2005	18.73	0.86 [7]	(0.41)	0.45	(0.98)	—	—	(0.98)	18.20	2.41%	14,642	2.12%	2.03%	2.09%	2.00%	4.63%[8]	941%
April 1, 2004[10] to August 31, 2004	20.00	0.21 [7]	(1.48)	(1.27)	—	—	—	—	18.73	(6.35%)[2]	15,965	2.46%[1]	2.27%[1]	2.19%[1]	2.00%[1]	2.68%[1,8]	536%[2]
Evolution All-Cap Equity Fund
Year ended August 31, 2008	24.31	(0.06)	(1.96)	(2.02)	—	(3.74)	—	(3.74)	18.55	(10.07%)	35,137	—	—	1.84%	1.75%	(0.27%)	1,374%
Year ended August 31, 2007	22.75	0.03	2.67	2.70	(0.19)	(0.95)	—	(1.14)	24.31	12.03%	64,247	—	—	1.69%	1.69%	0.10%	885%
Year ended August 31, 2006	21.24	0.20	2.03	2.23	—	(0.72)	—	(0.72)	22.75	10.61%	112,721	—	—	1.67%	1.69%[9]	0.88%	1,119%
Year ended August 31, 2005	17.55	(0.23)	3.92	3.69	—	—	—	—	21.24	21.03%	20,184	—	—	1.97%	2.00%	(1.14%)	1,374%
April 1, 2004[10] to August 31, 2004	20.00	(0.09)	(2.36)	(2.45)	—	—	—	—	17.55	(12.25%)[2]	12,808	—	—	2.34%[1]	2.00%[1]	(1.21%)[1]	558%[2]
Evolution Large Cap Fund
Year ended August 31, 2008	22.16	(0.01)	(3.10)	(3.11)	(0.02)	(2.25)	—	(2.27)	16.78	(15.91%)	31,920	—	—	1.87%	1.75%	(0.04%)	1,191%
Year ended August 31, 2007	19.48	0.07	2.75	2.82	(0.14)	—	—	(0.14)	22.16	14.47%	66,570	—	—	1.74%	1.75%	0.31%	857%
January 31, 2006[10] to August 31, 2006	20.00	0.14	(0.66)	(0.52)	—	—	—	—	19.48	(2.60%)[2]	54,198	—	—	1.84%[1]	1.75%[1]	1.18%[1]	574%[2]
Evolution Small Cap Fund
Year ended August 31, 2008	18.80	0.07	(2.10)	(2.03)	(0.06)	—	(0.03)	(0.09)	16.68	(10.86%)	17,298	—	—	1.96%	1.75%	0.38%	1,191%
Year ended August 31, 2007	18.12	(0.03)	0.78	0.75	(0.07)	—	—	(0.07)	18.80	4.06%	31,637	—	—	1.85%	1.75%	(0.17%)	886%
January 27, 2006[10] to August 31, 2006	20.00	0.06	(1.94)	(1.88)	—	—	—	—	18.12	(9.40%)[2]	53,795	—	—	1.84%[1]	1.75%[1]	0.50%[1]	864%[2]
Evolution Total Return Fund
Year ended August 31, 2008	20.48	0.45	(2.60)	(2.15)	(0.06)	(0.64)	—	(0.70)	17.63	(10.77%)	25,037	—	—	1.89%	1.75%	2.32%	777%
Year ended August 31, 2007	20.65	0.32	(0.03)	0.29	(0.32)	(0.14)	—	(0.46)	20.48	1.35%	46,115	—	—	1.72%	1.75%	1.46%	824%
January 26, 2006[10] to August 31, 2006	20.00	0.22	0.49	0.71	(0.06)	—	—	(0.06)	20.65	3.57%[2]	58,519	—	—	1.82%[1]	1.75%[1]	1.88%[1]	642%[2]

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options,swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) before dividends on short positions for the year ended August 31, 2006 and 2005 and the period ended August 31, 2004 was $0.47, $0.86 and $0.23, respectively.
[8]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the year ended August 31, 2006, 2005 and the period ended August 31, 2004 was 2.75%, 4.66% and 2.95%, respectively.
[9]	For the period September 1, 2005 to December 29, 2005 the annual cap on expenses excluding short dividends was 2.00%.

[10]	Commencement of operations.

DIREXION ANNUAL REPORT  33

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2008

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 40 series in operation of which 5 are included in this report, the Evolution Managed Bond Fund, the Evolution All-Cap Equity Fund, the Evolution Large Cap Fund, the Evolution Small Cap Fund and the Evolution Total Return Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The five funds included in this report offer only Investor Class of shares.

The objective of the Evolution Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and closed end investment companies (collectively, fixed-income securities). The objective of the Evolution All-Cap Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Large Cap Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in large cap equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Small Cap Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in small cap equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Total Return Fund is to seek high total return on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) directly in dividend paying equities or interest bearing fixed income securities (collectively, “income generating securities”) or indirectly through securities that invest in or are a derivative of income generating securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – Equity securities, exchange-traded funds, closed-end investment companies, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Over-the-counter (“OTC”) securities and swap agreements are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in

34  DIREXION ANNUAL REPORT

U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. Government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount of the swap contract would have decreased in value if it had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by cash, cash equivalents and securities of the Fund held as deposits at the broker.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty. In order to minimize credit risk, the Funds will attempt to enter into swap contracts with multiple counterparties. The Funds will not enter into swap agreements unless the Adviser believes that the other party to the transaction is creditworthy, the Funds do bear the risk loss of loss of the amount in the event of the default or bankruptcy of the agreement counterparty. The Funds have established counterparty credit guidelines and entered into transactions only with financial institutions or investment grade or better. The Funds were not invested in swap contracts at August 31, 2008.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the

DIREXION ANNUAL REPORT  35

securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at August 31, 2008.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract for short sales. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

j) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Trust paid during the year ended August 31, 2008 and year ended August 31, 2007, were as follows:

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007

Distributions paid from:
Ordinary Income	$1,479,225	$2,021,087	$8,730,319	$5,049,793
Long-Term Capital Gains	—	—	1,168	324,734
Return of Capital	—	—	—	—

Total Distributions paid	$1,479,225	$2,021,087	$8,731,487	$5,374,527

36  DIREXION ANNUAL REPORT

	Evolution Large Cap Fund		Evolution Small Cap Fund		Evolution Total Return Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007	2008	2007

Distributions paid from:
Ordinary Income	$4,913,498	$388,086	$83,227	$112,647	$1,337,597	$1,430,069
Long-Term Capital Gains	506,906	—	—	—	7,342	15,596
Return of Capital	—	—	46,292	—	—	—

Total Distributions paid	$5,420,404	$388,086	$129,519	$112,647	$1,344,939	$1,445,665

The fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2008. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

At August 31, 2008 the components of distributable earnings of the Funds on a tax basis were as follows:

	Evolution	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Large Cap	Small Cap	Total Return
	Bond Fund	Equity Fund	Fund	Fund	Fund

Tax cost of investments	$26,408,391	$35,633,061	$34,114,596	$17,516,415	$25,497,199
Gross unrealized appreciation	428,169	2,006,789	923,243	1,608,115	612,553
Gross unrealized depreciation	(507,188)	(3,304,076)	(2,466,049)	(1,817,449)	(870,243)

Net unrealized appreciation/depreciation	(79,019)	(1,297,287)	(1,542,806)	(209,334)	(257,690)

Undistributed ordinary income	125,500	—	—	—	800,713
Undistributed long-term capital gain	—	—	—	—	—

Total distributable earnings	125,500	—	—	—	800,713

Other accumulated losses	(4,187,337)	(7,756,314)	(6,392,823)	(5,605,129)	(5,492,034)

Total accumulated earnings/(losses)	$(4,140,856)	$(9,053,601)	$(7,935,629)	$(5,814,463)	$(4,949,011)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income and realized gains and losses under GAAP and tax reporting:

	Net Investment	Realized	Capital
	Income or (Loss)	Gain or (Loss)	Stock

Evolution Managed Bond Fund	$(5,208)	$5,208	$—
Evolution All-Cap Equity Fund	130,224	31,029	(161,253)
Evolution Large Cap Fund	17,916	272	(18,188)
Evolution Small Cap Fund	(7,427)	9,595	(2,168)
Evolution Total Return Fund	13,919	403,508	(417,427)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to swap contracts, excise tax, net operating losses, and dividends on redemption adjustments with differing book and tax methods.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for

DIREXION ANNUAL REPORT  37

tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, August 31, 2008.

At August 31, 2008, the following funds deferred, on a tax basis, post-October losses of:

Evolution Managed Bond Fund	$510,421
Evolution All-Cap Equity Fund	4,306,728
Evolution Large Cap Fund	5,628,518
Evolution Small Cap Fund	3,824,064
Evolution Total Return Fund	4,134,461

At August 31, 2008, the following Funds had capital loss carryovers on a tax basis of:

	Capital Loss Expiring
	8/31/2013	8/31/2014	8/31/2015	8/31/2016	Total

Evolution Managed Bond Fund	$1,238,379	$596,309	$586,831	$1,226,623	$3,648,142
Evolution All-Cap Equity Fund	—	—	—	3,893,085	3,893,085
Evolution Large Cap Fund	—	—	—	577,315	577,315
Evolution Small Cap Fund	—	—	1,584,209	94,888	1,679,097
Evolution Total Return Fund	—	—	—	1,400,927	1,400,927

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforward.

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year.

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2008, open Federal and state income tax years include the tax years ended August 31, 2005, August 31, 2006, August 31, 2007 and August 31, 2008. The Funds have no examination in progress.

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial positions or results of operations. There is no tax liability resulting from uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end August 31, 2005, August 31, 2006, August 31, 2007 and August 31, 2008. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months. If applicable, the Funds recognize interest accrued related to unrecognized tax expense in “interest expense” and penalties in “other expenses” on the statement of operations.

k) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

l) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

38  DIREXION ANNUAL REPORT

3.	CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Investor Class during the years ended August 31, 2008 and August 31, 2007 were as follows:

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007

Shares sold	722,420	1,382,462	736,314	1,592,769
Shares issued in reinvestment of distributions	89,486	118,786	417,176	225,064
Shares redeemed	(1,573,682)	(1,829,787)	(1,901,770)	(4,129,855)

Net increase (decrease) from capital share transactions	(761,776)	(328,539)	(748,280)	(2,312,022)

	Evolution Large Cap Fund		Evolution Small Cap Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007

Shares sold	786,698	2,139,229	514,267	1,302,592
Shares issued in reinvestment of distributions	262,999	18,631	7,085	5,675
Shares redeemed	(2,151,343)	(1,935,706)	(1,167,267)	(2,593,764)

Net increase (decrease) from capital share transactions	(1,101,646)	222,154	(645,915)	(1,285,497)

	Evolution Total Return Fund
	Year Ended	Year Ended
	August 31,	August 31,
	2008	2007

Shares sold	546,642	1,813,285
Shares issued in reinvestment of distributions	69,541	67,180
Shares redeemed	(1,447,150)	(2,463,200)

Net increase (decrease) from capital share transactions	(830,967)	(582,735)

4.	INVESTMENT TRANSACTIONS

During the year ended August 31, 2008, the aggregate purchases and sales of investments (excluding short-term investments) were:

	Purchases	Sales

Evolution Managed Bond Fund	$142,724,940	$125,631,674
Evolution All-Cap Equity Fund	606,968,285	613,378,482
Evolution Large Cap Fund	502,720,131	519,229,909
Evolution Small Cap Fund	247,661,511	239,811,395
Evolution Total Return Fund	266,537,003	282,468,775

There were no purchases or sales of long-term U.S. Government securities during the year ended August 31, 2008.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements relating to the Funds whereby the sub-advisor, Flexible Plan Investments, Ltd., will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these sub-advisory fees. For the year ended August 31, 2008, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap of expenses presented below as applied to each Fund’s average daily net assets. The Adviser may change, or end, this

DIREXION ANNUAL REPORT  39

voluntary waiver at any time. Effective September 1, 2008 and extending through December 31, 2008, the Adviser agreed to contractually waive expenses to a raised amount of 1.90% for each of the Funds. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses (either due to the contractual or any voluntary waiver) for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the year ended August 31, 2008, the Adviser paid or recouped the following expenses:

	Evolution	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Large Cap	Small Cap	Total
	Bond Fund	Equity Fund	Fund	Fund	Return Fund

Investor Class:
Annual Advisory rate	1.00%	1.00%	1.00%	1.00%	1.00%
Annual cap on expenses	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses - 2008	$—	$—	$—	$—	$—
Voluntary waiver - 2008	$48,316	$41,552	$53,471	$50,055	$45,509
Advisory expense waiver recovery - 2008	$—	$—	$—	$—	$—

Expenses subject to potential recovery expiring in:

	Evolution	Evolution	Evolution	Evolution	Evolution
	Managed	All-Cap	Large Cap	Small Cap	Total
	Bond Fund	Equity Fund	Fund	Fund	Return Fund

2009	$7,084	$—	$14,625	$21,360	$31
2010	$1,093	$—	$—	$36,463	$—
2011	$48,316	$41,552	$53,471	$50,055	$45,509

Total	$56,493	$41,552	$68,096	$107,878	$45,540

Distribution Expenses: Investor Class shares are subject to an annual Rule 12b-1 fee of up to 0.25% of Investor Class’ average daily net assets.

Shareholder Servicing Fees: The Board has also authorized each Fund’s Investor Class shares to pay a shareholder servicing fee of 0.15% of each Fund’s Investor Class average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Fund and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the year ended August 31, 2008. The Distributor is an affiliate of the Adviser.

6.	NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued its Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, “Disclosures about Derivatives Instruments and Hedging Activities” (“SFAS 161”). This standard is intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivatives instruments, b) how derivatives instruments and related hedge items are accounted for, and c) how derivative instruments and statements issued for fiscal years and interim periods beginning after November 15, 2008. As of August 31, 2008,

40  DIREXION ANNUAL REPORT

management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures will be required about the use of derivative instruments and hedge items.

7.	SUBSEQUENT EVENT

On May 7, 2008 the Board of Trustees of the Funds approved changes to the names of the Evolution Small Cap Fund and Evolution Total Return Fund and principal investment policies of the Evolution Total Return Fund effective September 8, 2008.

The Evolution Small Cap Fund will be renamed the Evolution Market Leaders Fund.

The Evolution Total Return Fund will be renamed the Evolution Alternative Investment Fund. This Fund will invest primarily in securities, including equities and interest bearing fixed income securities, having a low or negative correlation with the S&P 500® Index (collectively, “alternative securities”) or indirect through securities that invest in or are a derivative of alternative securities. The principal investment policy of the Evolution Total Return Fund was to invest directly in dividend and interest bearing fixed income securities or indirectly through securities that invest or are a derivative of income generating securities.

The Board of Trustees of the Funds, based upon the recommendation of management, determined to close the Evolution Large Cap Fund. The Evolution Large Cap Fund will be closed to new investments after October 16, 2008 and will be liquidated on October 31, 2008.

DIREXION ANNUAL REPORT  41

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of the Direxion Funds:

We have audited the accompanying statement of assets and liabilities of the Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Large Cap Fund, Evolution Small Cap Fund, Evolution Total Return Fund (five of the series constituting Direxion Funds) (the “Funds”), including the schedules of investments, as of August 31, 2008, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned five series of Direxion Funds at August 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

October 24, 2008
Milwaukee, Wisconsin

42  DIREXION ANNUAL REPORT

Additional Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended August 31, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified income was as follows:

Evolution Managed Bond Fund	85.8%
Evolution All-Cap Equity Fund	5.0%
Evolution Large Cap Fund	10.0%
Evolution Small Cap Fund	83.9%
Evolution Total Return Fund	28.0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended August 31, 2008, was as follows:

Evolution Managed Bond Fund	86.3%
Evolution All-Cap Equity Fund	4.6%
Evolution Large Cap Fund	9.9%
Evolution Small Cap Fund	95.2%
Evolution Total Return Fund	31.2%

DIREXION ANNUAL REPORT  43

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
		Term of Office		in Direxion Complex	Other Trusteeships/
	Position(s) Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Lawrence C. Rafferty(1) Age: 64	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	113	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
		Term of Office		in Direxion Complex	Other Trusteeships/
	Position(s) Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present.	113	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A. 1979-present.	113	None

John Weisser Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	113	MainStay VP Series Fund, Inc.

44  DIREXION ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

Officers

# of Portfolios
		Term of Office		in Direxion Complex	Other Trusteeships/
	Position(s) Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel D. O’Neill Age: 39	President;	One Year; Since 1999	Managing Director of Rafferty, 1999-present.	N/A	None
	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006

William Franca Age: 50	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	None

Todd Warren Age: 40	Chief Compliance Officer	One Year; Since 2007	Chief Legal Officer, Alaric Compliance, 2006 – present; CCO and General Counsel, Oracle Evolution LLC, 2004-2006.	N/A	None

Todd Kellerman Age: 34	Chief Financial Officer	Once Year; Since 2007	Senior Vice President, Rafferty since 2006: Vice President of Corporate Development, Raven Holdings, Inc., 2003-2005; Consultant, 2002-2003; Senior Consultant – Business Consulting, Arthur Andersen, 1999-2000.	N/A	None

Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 34	Secretary	One Year; Since 2004	Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services LLC, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC, 2000-2003.	N/A	None

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 40 portfolios of the 68 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

The address for all trustees and officers except Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

DIREXION ANNUAL REPORT  45

Investment Advisory and Subadvisory Agreements Approvals (Unaudited)

Provided below is a summary of certain of the factors the Board considered at its August 13, 2008 Board meeting in renewing: (1) the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Evolution All-Cap Equity Fund, Evolution Managed Bond Fund, Evolution Large Cap Fund, Evolution Small Cap Fund and Evolution Total Return Fund, each a series of Trust (each, a “Fund” and collectively, the “Funds”); and (2) the Subadvisory Agreement between Rafferty and Flexible Plan Investments, Inc. (“Flexible”) on behalf of the Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve each Advisory Agreement or Subadvisory Agreement (each, an “Agreement and collectively, the “Agreements”) and each Trustee may have afforded different weight to the various factors. The Board noted that certain Funds as indicated in the Exhibits were not operational. In these instances, the Board considered primarily the services to be provided by Rafferty, management fee rates to be paid to Rafferty and each Fund’s estimated expenses. Because these Funds have not commenced operations, they do not have any prior performance history and Rafferty does not have any profit data.

In determining whether to approve the continuance of each Agreement, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreements for all of the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund to the extent applicable; (3) the cost to Rafferty or Flexible for providing services and the profitability of the advisory business to Rafferty or Flexible, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty and Flexible with other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty or Flexible from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided or to be provided under the Advisory Agreements by Rafferty. The Board noted that Rafferty has provided services to the Trusts since their inception and has developed an expertise in managing the Funds, particularly those using a leveraged strategy. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations, if any. The Board also considered that Rafferty had enhanced the compliance programs of the Trust by utilizing the services of an independent compliance consulting firm and that a report from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board noted Rafferty’s marketing and distribution efforts, including offering additional investment options to shareholders through the creation of new funds and promoting the Funds through new broker and platform relationships. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers and Flexible.

Regarding the Subadvisory Agreement with Flexible, the Board noted that Flexible utilizes the Funds as the primary investments for its separate account clients. The Board also noted that there would be no change in the services provided by Flexible.

Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreements and Flexible under the Subadvisory Agreement were fair and reasonable.

Performance of the Funds.  The Board evaluated the performance of each Fund compared to its benchmark index for monthly periods and the year-to-date period ended July 31, 2008, and the average performance of the relevant Lipper fund universe for various monthly periods and the year-to-date period ended July 31, 2008 (if available and unless otherwise noted). Although the Board received monthly performance reports for its consideration, the Board generally assigned more weight to the longer-term performance of the Funds.

46  DIREXION ANNUAL REPORT

With respect to the Evolution Total Return Fund, the Board considered that: (1) the Fund outperformed its benchmark index for the year-to-date period; and (2) the Fund underperformed the average of the relevant Lipper fund universe for all relevant periods.

With respect to the Evolution Small Cap Fund, the Board considered that: (1) the Fund underperformed its benchmark index for the year-to-date period; and (2) the Fund underperformed the average of the relevant Lipper fund universe for all relevant periods, except the three-month period.

With respect to the Evolution Managed Bond Fund, the Board considered that, as of June 30, 2008: (1) the Fund outperformed its benchmark index for the one-month, six-month and one-year periods, but underperformed for the three-month period; and (2) the Fund outperformed the average of the relevant Lipper fund universe for the one-month and six-month periods, but underperformed for the three-month and one-year periods.

With respect to the Evolution All-Cap Equity Fund, the Board considered that: (1) the Fund outrperformed its benchmark index for the year-to-date period; and (2) the Fund underperformed the average of the relevant Lipper fund universe for the one-month and one-year periods, but outperformed for the three-month, six-month and three-year periods.

With respect to the Evolution Large Cap Fund, the Board considered that: (1) the Fund underperformed its benchmark index for the year-to-date period; and (2) the Fund underperformed the average of the relevant Lipper fund universe for all relevant periods, except the three-month period.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. With respect to the leveraged-index Funds and non-leveraged Funds, the Board also considered advisory fees charged by, and total expense ratios of, comparable fund groups. In this regard, management advised the Board that the advisory fees for each of these Funds is similar to and, in some cases lower than, the advisory fees for the comparable fund groups. The Board also considered that the total expense ratio for each leveraged-index Fund and non-leveraged Fund is generally higher than comparable funds. However, Rafferty indicated that the comparable fund groups have higher asset levels, which account for the lower total expense ratios. The Board also noted that Rafferty does not have any non-mutual fund clients, except for one hedge fund client. In this connection, the Board considered that Rafferty charges higher fees for that hedge fund compared to the advisory fees of these Funds. The Board also considered that Rafferty contractually agreed to limit the total expenses for the most recent and upcoming fiscal years for each leveraged-index Fund and non-leveraged Fund via fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Advisory Agreements were fair and reasonable.

In considering the fees paid by Rafferty to Flexible, the Board considered Rafferty’s representation that the fees and expenses generally are higher than industry averages. However, Rafferty explained that, in certain cases, the Funds help lower the overall fees paid by Flexible’s clients. In particular, the Board noted that the Evolution Funds are offered to Flexible’s clients in wrap programs. The Board also noted that, in some cases, Flexible uses the fee it receives from the Funds to reduce the asset based fees it charges clients for providing investment advisory services. With respect to the HCM Freedom Fund and Spectrum Funds, the Board considered that the that the current expense ratio of each such Fund is lower compared to the total cost of investing when the Funds were part of the wrap programs. The Board also noted that Rafferty negotiated the lowest fee that Flexible charges for comparable client accounts. With respect to each Fund, the Board considered Flexible’s profits for its services to the extent such information was provided. In this regard, the Board noted Flexible’s representation that it did not earn any pre- or post-tax profits.

Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. Rafferty noted that it was continuing to work on its sales and marketing efforts to raise additional assets. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

DIREXION ANNUAL REPORT  47

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. The Board also considered that Flexible has greater access to certain trust platforms due to its subadvisory services to the Evolution Funds. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

48  DIREXION ANNUAL REPORT

ANNUAL REPORT AUGUST 31, 2008

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Flexible Plan Investments, Ltd.
3883 Telegraph Road
Bloomfield Hills, MI 48302

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
875 E. Wisconsin Ave.
Milwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL REPORT AUGUST 31, 2008

HCM Freedom Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Annual Report for the Direxion Funds covers the fiscal year September 1, 2007 to August, 31, 2008, (the “Annual Period”).

U.S. equities declined during the Annual Period, with the DJ Industrial Average Index declining 11.35%, the S&P 500 Index declining 11.14% and the NASDAQ-100 Index declining 5.84%. Despite the steps taken by the Federal Reserve Board to stimulate the U.S. economy, overall U.S. equity returns were negatively impacted by rising energy and commodity prices and the continued fallout of the sub-prime credit crisis. International Markets followed a similar path, with the MSCI Emerging Markets Index declining 12.03% for the Annual Period.

For the Annual Period, the HCM Freedom Fund (“the Fund”), which seeks long term capital appreciation with lower volatility than the overall market, declined 4.43% on a total return basis. During the Annual Period, Horizon Capital Management, Inc. (”HCM”), the sub-advisor to the Fund, felt that the downside risks in the market were greater than the upside potential. As a consequence, HCM did not seek substantial market exposure for long periods of the year, preferring instead to remain in defensive, short-term debt instruments. Extended defensive positions and some security selection choices led to the Funds relative performance to the broader market indices.

As always, we thank you for investing with us and look forward to our continued mutual success.

Best Regards,

Daniel O’Neill	Dexter Lyons	Mark Thomas
Direxion Funds	Horizon Capital Management, Inc.	Horizon Capital Management, Inc.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the HCM Freedom Fund, net of any fee, waivers or expense reimbursements is 2.45%.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 30, 2008

ANNUAL REPORT AUGUST 31, 2008

PSI Core Strength Fund

PSI Macro Trends Fund

PSI Total Return Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Annual Report for the PSI Funds covers the fiscal year September 1, 2007 to August, 31, 2008, (the “Annual Period”). This Annual Report covers the PSI Macro Trends Fund (the ”Macro Trends Fund”), the PSI Core Strength Fund (the “Core Strength Fund”) and the PSI Total Return Fund (the “Total Return Fund”). Portfolio Strategies Investment Managers, (the “Sub-Advisor”), serves as the sub-advisor to the PSI Funds.

U.S. equities declined during the Annual Period, with the DJ Industrial Average Index declining 11.35%, the S&P 500 Index declining 11.14% and the NASDAQ-100 Index declining 5.84%. Despite the steps taken by the Federal Reserve Board to stimulate the U.S. economy, overall U.S. equity returns were negatively impacted by rising energy and commodity prices and the continued fallout of the sub-prime credit crisis. International Markets followed a similar path, with the MSCI Emerging Markets Index declining 12.03% for the Annual Period.

The Core Strength Fund seeks to achieve returns equal to or better than the return of the broad U.S. stock market as measured by the S&P 500 Index over a full market cycle. The Core Strength Fund declined 8.44% on a total return basis, during the Annual Period, compared to − 11.14% for the S&P 500 Index.

The Macro Trends Fund seeks to implement short or long strategies to achieve capital appreciation. The Macro Trends Fund declined 13.28%, on a total return basis, during the Annual Period, compared to − 11.14% for the S&P 500 Index.

The Total Return Fund, which seeks income plus capital appreciation, gained 2.66%, on a total return basis, compared to a gain of 5.86% for the Lehman U.S. Aggregate Bond Index.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

David Jajewski	Daniel O’Neill
Portfolio Strategies, Inc.	Direxion Funds

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Core Strength Fund, the Macro Trends Fund, and the Total Return Fund is 2.00%, 2.00%, 2.00%, respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 30, 2008

ANNUAL REPORT AUGUST 31, 2008

Spectrum Select Alternative Fund

Spectrum Global Perspective Fund

Spectrum Equity Opportunity Fund

33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

Dear Shareholders,

This Annual Report for the Spectrum Funds covers the fiscal year September 1, 2007 to August, 31, 2008, (the “Annual Period”). This Annual Report covers the Spectrum Global Perspective Fund (the ”Global Perspective Fund”), the Spectrum Equity Opportunity Fund (the ”Equity Opportunity Fund”) and the Spectrum Select Alternative Fund, formerly the Spectrum High Yield Plus Fund, (the ”Select Alternative Fund”). Hundredfold Advisors, LLC (the “Sub-Advisor”), serves as the sub-advisor to the Spectrum Funds.

U.S. equities declined during the Annual Period, with the DJ Industrial Average Index declining 11.35%, the S&P 500 Index declining 11.14% and the NASDAQ-100 Index declining 5.84%. Despite the steps taken by the Federal Reserve Board to stimulate the U.S. economy, overall U.S. equity returns were negatively impacted by rising energy and commodity prices and the continued fallout of the sub-prime credit crisis. International Markets followed a similar path, with the MSCI Emerging Markets Index declining 12.03% for the Annual Period.

The Select Alternative Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis. During the Annual Period, the Select Alternative Fund declined 6.38%, on a total return basis, compared to an increase in total return for the Lehman U.S. Aggregate Bond Index of 5.86% and a decrease of 11.14% for the S&P Index, respectively.

The Global Perspective Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis. The Global Perspective Fund declined 8.96%, on a total return basis, during the Annual Period, compared to − 13.88% for the MSCI World Index. The MSCI World Index is a capitalization weighted index that monitors the performance of stocks from around the world. The Global Perspective Fund was able to benefit from positive trends in international equities, especially those in emerging markets. In addition, the Sub-Advisors positioning of the Global Fund’s portfolio with a balance between the inherent volatility of the global and emerging markets and the safety of cash equivalents in market downturns attributed to the Global Funds performance relative to its peers.

The Equity Opportunity Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis. The Equity Opportunity Fund declined 8.28%, on a total basis, compared to a total return for the S&P 500 Index of − 11.14%. Overall performance was impacted by a combination of asset allocation mix among major market indices and a risk management approach to counter-act heightened volatility in the markets.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Ralph Doudera
Direxion Funds	Hundredfold Advisors, LLC

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund, and the Spectrum Equity Opportunity Fund is 2.57%, 2.38% and 2.63%, respectively, net of any fee, waivers or expense reimbursements.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: October 30, 2008

HCM Freedom Fund
December 7, 20041 - August 31, 2008

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

HCM Freedom Fund	(4.43)%	(3.29)%

S&P 500 Index	(11.14)%	4.31%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Total Exposure	—%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

2  DIREXION ANNUAL REPORT

Expense Example
August 31, 2008 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (March 1, 2008 — August 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION ANNUAL REPORT  3

Expense Example Tables
August 31, 2008 (Unaudited)

	Net	Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	March 1, 2008	August 31, 2008	Period[2]

HCM Freedom Fund
Based on actual fund return	2.45%	$1,000.00	$931.60	$11.90
Based on hypothetical 5% return	2.45%	1,000.00	1,012.82	12.40

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 366.

Allocation of Portfolio Holdings
August 31, 2008 (Unaudited)

		U.S. Government
	Cash*	Agency Obligations	Total

HCM Freedom Fund	2%	98%	100%

*	Cash, cash equivalents and other assets less liabilities.

4  DIREXION ANNUAL REPORT

HCM Freedom Fund
Schedule of Investments
August 31, 2008

Principal
Amount		Value

SHORT TERM INVESTMENTS - 100.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 98.3%
$25,100,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	$25,098,766

Shares

MONEY MARKET FUNDS - 2.0%
504,407	Fidelity Institutional Money Market Portfolio	504,407

	TOTAL SHORT TERM INVESTMENTS (Cost $25,603,173)	$25,603,173

	TOTAL INVESTMENTS (Cost $25,603,173) - 100.3%	$25,603,173
	Other Assets in Excess of Liabilities - (0.3)%	(86,620)

	TOTAL NET ASSETS - 100.0%	$25,516,553

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  5

Statement of Assets and Liabilities
August 31, 2008

HCM Freedom
Fund

Assets:
Investments, at market value (Note 2)	$25,603,173
Dividends and interest receivable	1,231
Other assets	5,020

Total Assets	25,609,424

Liabilities:
Accrued investment advisory fees	25,306
Accrued distribution expenses	17,399
Accrued expenses and other liabilities	50,166

Total Liabilities	92,871

Net Assets	$25,516,553

Net Assets Consist Of:
Capital stock	$45,505,157
Accumulated undistributed net investment income	1,039,382
Accumulated undistributed net realized loss	(21,027,986)

Total Net Assets	$25,516,553

Calculation of Net Asset Value Per Share - Service Class:
Net assets	$25,516,553
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,738,555
Net Asset Value, Redemption Price and Offering Price Per Share	$14.68

Cost of Investments	$25,603,173

The accompanying notes are an integral part of these financial statements.

6  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended August 31, 2008

HCM Freedom Fund

Investment income:
Dividend income (net of foreign withholding tax of $342)	$31,794
Interest income	766,084

Total investment income	797,878

Expenses:
Investment advisory fees	285,224
Distribution expenses	228,179
Administration fees	13,117
Fund accounting fees	23,315
Custody fees	4,770
Transfer agent fees	26,773
Federal and state registration	6,751
Professional fees	35,156
Reports to shareholders	10,270
Trustees’ fees and expenses	2,286
Excise taxes	68,654
Other	7,921

Total expenses before reimbursement	712,416
Less: Reimbursement of expenses from Adviser	(14,325)

Total expenses	698,091

Net investment income	99,787

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(1,919,361)
Swaps	685,346

(1,234,015)

Change in unrealized appreciation (depreciation) on:
Investments	(34,623)

Net realized and unrealized loss on investments	(1,268,638)

Net decrease in net assets resulting from operations	$(1,168,851)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  7

Statements of Changes in Net Assets

	HCM Freedom Fund
	Year Ended	Year Ended
	August 31, 2008	August 31, 2007

Operations:
Net investment income	$99,787	$796,961
Net realized loss on investments	(1,234,015)	(1,052,923)
Change in net unrealized appreciation (depreciation) on investments	(34,623)	34,623

Net decrease in net assets resulting from operations	(1,168,851)	(221,339)

Distributions to shareholders - Service Class:
Net investment income	(3,487,566)	(2,590,425)

Total distributions	(3,487,566)	(2,590,425)

Capital share transactions - Service Class:
Proceeds from shares sold	1,414,324	2,176,756
Proceeds from shares issued to holders in reinvestment of dividends	3,479,021	2,590,425
Cost of shares redeemed	(3,362,586)	(27,065,836)

Net increase (decrease) in net assets resulting from capital share transactions	1,530,759	(22,298,655)

Total decrease in net assets	(3,125,658)	(25,110,419)

Net assets:
Beginning of year	28,642,211	53,752,630

End of year	$25,516,553	$28,642,211

Undistributed (Accumulated) net investment income, end of year	$1,039,382	$3,388,318

The accompanying notes are an integral part of these financial statements.

8  DIREXION ANNUAL REPORT

Financial Highlights
August 31, 2008

										RATIOS TO AVERAGE NET ASSETS
														Net
			Net Realized	Net Increase										Investment
	Net Asset	Net	and	(Decrease)	Dividends		Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net		Value,		End of	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Distributions	Year/Period	Return[5]	(,000)	Expenses	Expenses	Expenses	Expenses	Recoupment	Rate[6]

HCM Freedom Fund
Year ended August 31, 2008	$17.46	$0.06	$(0.70)	$(0.64)	$(2.14)	$(2.14)	$14.68	(4.43%)	$25,517	—	—	2.50%	2.45%	0.35%	2,886%
Year ended August 31, 2007	18.11	0.34	(0.11)	0.23	(0.88)	(0.88)	17.46	1.32%	28,642	—	—	2.18%	2.18%	1.98%	4,042%
Year ended August 31, 2006	18.91	0.40	(1.08)	(0.68)	(0.12)	(0.12)	18.11	(3.61%)	53,753	—	—	2.22%	2.12%	2.14%	3,065%
December 7, 2004[8] to August 31, 2005	20.00	0.11	(1.20)	(1.09)	—	—	18.91	(5.45%)[2]	140,786	2.31%[1]	2.11%[1]	2.30%[1]	2.10%[1]	0.82%[1,7]	2,215%[2]

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options,swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was 0.83%.
[8]	Commencement of operations.

DIREXION ANNUAL REPORT  9

PSI Core Strength Fund
January 8, 20071 - August 31, 2008

	Total Return[2]
	Since Inception
		Since
	1 Year	Inception

PSI Core Strength Fund	(8.44)%	(4.91)%

S&P 500 Index	(11.14)%	(3.82)%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the U.S. Dollar does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	65.6%

Total Exposure	65.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

10  DIREXION ANNUAL REPORT

PSI Macro Trends Fund
January 1, 20071 - August 31, 2008

	Total Return[2]
	Since Inception
		Since
	1 Year	Inception

PSI Macro Trends Fund	(13.28)%	(9.81)%

S&P 500 Index	(11.14)%	(3.82)%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the U.S. Dollar does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	79.9%
Futures Contracts	11.9%
Swap Contracts	1.0%

Total Exposure	92.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

DIREXION ANNUAL REPORT  11

PSI Total Return Fund
January 8, 20071 - August 31, 2008

	Total Return[2]
	Since Inception
		Since
	1 Year	Inception

PSI Total Retrun Fund	2.66%	3.24%

Lehman Aggregate Bond Index	5.86%	5.18%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the U.S. Dollar does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	49.3%
Futures Contracts	16.3%
Swap Contracts	57.3%

Total Exposure	122.9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

12  DIREXION ANNUAL REPORT

Expense Example
August 31, 2008 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (March 1, 2008 — August 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION ANNUAL REPORT  13

Expense Example Tables
August 31, 2008 (Unaudited)

	Net	Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	March 1, 2008	August 31, 2008	Period[2]

PSI Core Strength Fund
Based on actual fund return	2.00%	$1,000.00	$970.60	$9.91
Based on hypothetical 5% return	2.00%	1,000.00	1,015.08	10.13
PSI Macro Trends Fund
Based on actual fund return	2.00%	1,000.00	933.10	9.72
Based on hypothetical 5% return	2.00%	1,000.00	1,015.08	10.13
PSI Total Return Fund
Based on actual fund return	2.00%	1,000.00	979.70	9.95
Based on hypothetical 5% return	2.00%	1,000.00	1,015.08	10.13

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 366.

Allocation of Portfolio Holdings
August 31, 2008 (Unaudited)

		U.S. Government	Investment
	Cash*	Agency Obligations	Companies	Futures		Swaps		Total

PSI Core Strength Fund	1%	33%	66%	—		—		100%
PSI Macro Trends Fund	2%	18%	80%	0	%**	0	%**	100%
PSI Total Return Fund	9%	42%	49%	0	%**	0	%**	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

14  DIREXION ANNUAL REPORT

PSI Core Strength Fund
Schedule of Investments
August 31, 2008

Shares		Value

INVESTMENT COMPANIES - 65.6%
7,600	Consumer Staples Select Sector SPDR Fund	$213,864
4,500	iShares Dow Jones Transportation Average Index Fund	412,875
5,400	iShares Dow Jones U.S. Basic Materials Sector Index Fund	402,300
1,700	iShares Dow Jones U.S. Real Estate Index Fund	107,831
6,167	iShares Lehman Aggregate Bond Fund	621,325
12,700	iShares MSCI EAFE Index Fund	807,339
36,100	iShares MSCI Japan Index Fund	412,262
4,600	iShares NASDAQ Biotech Index Fund	395,048
26,300	iShares Russell 1000 Growth Index Fund	1,438,084
9,300	iShares Russell 1000 Value Index Fund	645,885
25,500	iShares Russell 2000 Index Fund	1,880,625
4,600	iShares Russell Midcap Index Fund	435,942
71	iShares S&P 500 Value Index Fund	4,626
9,000	iShares S&P Europe 350 Index Fund	409,320
8,400	Midcap SPDR Trust Series 1	1,245,468
2,200	Oil Service Holders Trust(a)	405,328
6,000	PowerShares Cleantech Portfolio	195,540
17,100	PowerShares QQQ	788,652
14,800	Short S&P 500 ProShares	1,002,108
3,300	SPDR S&P Emerging Middle East and Africa ETF	206,646
5,800	SPDR S&P Metals and Mining ETF	415,222
21,600	Utilities Select Sector SPDR Fund	814,320

	TOTAL INVESTMENT COMPANIES (Cost $13,263,588)	$13,260,610

Principal
Amount

SHORT TERM INVESTMENTS - 35.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.1%
$6,700,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	6,699,670

Shares

MONEY MARKET FUNDS - 2.4%
491,258	Fidelity Institutional Money Market Portfolio	491,258

	TOTAL SHORT TERM INVESTMENTS (Cost $7,190,928)	$7,190,928

	TOTAL INVESTMENTS (Cost $20,454,516) - 101.1%	$20,451,538
	Liabilities in Excess of Other Assets - (1.1%)	(229,450)

	TOTAL NET ASSETS - 100.00%	$20,222,088

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.
15  DIREXION ANNUAL REPORT

PSI Macro Trends Fund
Schedule of Investments
August 31, 2008

Shares		Value

INVESTMENT COMPANIES - 79.9%
5,200	CurrencyShares Euro Trust	$765,440
7,700	iShares Lehman Aggregate Bond Fund	775,775
23,000	iShares MSCI Canada Index Fund	700,120
47,500	iShares MSCI EAFE Index Fund	3,019,575
25,200	iShares MSCI Emerging Markets Index Fund	1,009,260
22,000	iShares MSCI France Index Fund	671,000
24,700	iShares MSCI Germany Index Fund	676,780
56,000	iShares MSCI Japan Index Fund	639,520
52,900	iShares Russell 1000 Index Fund	3,725,747
10,400	iShares Russell 2000 Index Fund	767,000
8,000	iShares Russell Midcap Index Fund	758,160
39,200	Powershares DB G10 Currency Harvest Fund	1,018,808
18,800	Powershares Financial Preferred Portfolio	354,380
82,000	Powershares Insured National Municipal Bond Portfolio	1,927,164
91,500	Powershares Listed Private Equity Portfolio	1,631,445
42,800	PowerShares QQQ	1,973,936
11,500	SPDR S&P Emerging Europe Fund	606,510
12,000	SPDR S&P Emerging Middle East & Africa Fund	746,520
14,900	Ultra MidCap400 ProShares	1,020,948
12,700	Ultra Russell 2000 ProShares	680,720
16,600	Ultra S&P 500 ProShares	1,019,074
14,900	UltraShort S&P500 ProShares	970,139
27,000	Utilities Select Sector SPDR Fund	1,017,900
12,800	Wisdomtree International SmallCap Dividend Fund	680,448

	TOTAL INVESTMENT COMPANIES (Cost $30,043,757)	$27,156,369

Principal
Amount

SHORT TERM INVESTMENTS - 20.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.2%
$6,200,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	6,199,695

Shares

MONEY MARKET FUNDS - 1.8%
599,244	Fidelity Institutional Money Market Portfolio	599,244

	TOTAL SHORT TERM INVESTMENTS (Cost $6,798,939)	$6,798,939

	TOTAL INVESTMENTS (Cost $36,842,696) - 99.9%	$33,955,308
	Other Assets in Excess of Liabilities - 0.1%	26,795

	TOTAL NET ASSETS - 100.00%	$33,982,103

Percentages are stated as a percent of net assets.

PSI Macro Trends Fund
Futures Contracts
August 31, 2008

		Unrealized
Contracts		Depreciation

63	S&P 500 Index Mini Futures Expiring September 2008 (Underlying Face Amount at Market Value $4,043,025)	$(141,698)

PSI Macro Trends Fund
Equity Swap Contracts
August 31, 2008

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	Morgan Stanley Commodity Related Equity Index	400	$391,733	5/24/2010	$(60,084)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  16

PSI Total Return Fund
Schedule of Investments
August 31, 2008

Shares		Value

INVESTMENT COMPANIES - 49.3%
163,000	iShares Lehman Aggregate Bond Fund	$16,422,250

	TOTAL INVESTMENT COMPANIES (Cost $16,353,470)	$16,422,250

Principal
Amount

SHORT TERM INVESTMENTS - 44.1%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.3%
$14,100,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	14,099,307

Shares		Value

MONEY MARKET FUNDS - 1.8%
606,576	Fidelity Institutional Money Market Portfolio	$606,576

	TOTAL SHORT TERM INVESTMENTS (Cost $14,705,883)	$14,705,883

	TOTAL INVESTMENTS (Cost $31,059,353) - 93.4%	$31,128,133
	Other Assets in Excess of Liabilities - 6.6%	2,206,273

	TOTAL NET ASSETS - 100.00%	$33,334,406

Percentages are stated as a percent of net assets.

PSI Total Return Fund
Futures Contracts
August 31, 2008

		Unrealized
		Appreciation/
Contracts		(Depreciation)

4	Australian Dollar Futures Expiring September 2008, (Underlying Face Amount at Market Value $342,760)	$(8,052)
5	New Zealand Dollar Futures Expiring September 2008, (Underlying Face Amount at Market Value $349,250)	(9,915)
79	S&P 500 Mini Futures Expiring September 2008, (Underlying Face Amount at Market Value $5,069,825)	37,906

		$19,939

PSI Total Return Fund
Short Futures Contracts
August 31, 2008

		Unrealized
Contracts		Appreciation

3	Japanese Yen Futures Expiring September 2008, (Underlying Face Amount at Market Value $344,850)	$1,041

PSI Total Return Fund
Equity Swap Contracts
August 31, 2008

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares Lehman Aggregate Bond Fund	168,900	$17,241,345	5/24/2010	$(153,783)
Goldman Sachs & Co.	Morgan Stanley Commodity Related Equity Index	2,400	2,057,035	8/11/2009	(59,288)

					$(213,071)

The accompanying notes are an integral part of these financial statements.
17  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
August 31, 2008

	PSI Core	PSI Macro	PSI Total
	Strength Fund	Trends Fund	Return Fund

Assets:
Investments, at market value (Note 2)	$20,451,538	$33,955,308	$31,128,133
Cash	—	—	—
Receivable for Fund shares sold	9,694	15,738	10,820
Receivable for investments sold	618,670	—	—
Deposit at broker for swaps	—	—	2,280,000
Deposit at broker for futures	—	386,609	220,022
Due from broker for futures	—	—	82,878
Dividends and interest receivable	2,478	1,591	2,509
Other assets	4,044	4,904	11,888

Total Assets	21,086,424	34,364,150	33,736,250

Liabilities:
Payable for Fund shares redeemed	12	19	480
Payable for investments purchased	795,843	—	—
Due to broker for futures	—	159,809	—
Unrealized depreciation on swaps	—	60,084	213,071
Variation margin payable	—	45,990	61,735
Accrued advisory expense	16,548	31,320	28,352
Accrued distribution expense	7,813	16,276	24,986
Accrued expenses and other liabilities	44,120	68,549	73,220

Total Liabilities	864,336	382,047	401,844

Net Assets	$20,222,088	$33,982,103	$33,334,406

Net Assets Consist Of:
Capital stock	$21,961,995	$41,448,016	$34,328,976
Accumulated undistributed net investment income (loss)	—	220,793	—
Accumulated undistributed net realized gain (loss)	(1,736,929)	(4,597,536)	(871,259)
Net unrealized appreciation (depreciation) on:
Investments	(2,978)	(2,887,388)	68,780
Futures	—	(141,698)	20,980
Swaps	—	(60,084)	(213,071)

Total Net Assets	$20,222,088	$33,982,103	$33,334,406

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$20,222,088	$33,982,103	$33,334,406
Shares outstanding(unlimited shares of beneficial interest authorized, no par value)	1,156,953	2,080,839	1,666,473
Net asset value, redemption price and offering price per share	$17.48	$16.33	$20.00

Cost of Investments	$20,454,516	$36,842,696	$31,059,353

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  18

Statements of Operations
Year Ended August 31, 2008

	PSI Core	PSI Macro	PSI Total
	Strength Fund	Trends Fund	Return Fund

Investment income:
Dividend income (net of foreign withholding tax of $258, $302 and $38, respectivley)	$301,681	$897,479	$819,000
Interest income	216,309	339,870	554,139

Total investment income	517,990	1,237,349	1,373,139

Expenses:
Investment advisory fees	244,804	446,549	411,341
Distribution expenses	53,218	97,076	89,422
Shareholder servicing fees	31,931	58,246	53,653
Administration fees	9,868	17,279	16,215
Fund accounting fees	18,511	31,595	30,295
Custody fees	4,946	10,105	7,327
Transfer agent fees	20,632	35,646	34,113
Federal and state registration	20,498	22,830	19,845
Professional fees	28,035	37,448	32,534
Reports to shareholders	6,820	10,739	12,186
Trustees’ fees and expenses	2,369	3,249	3,065
Excise taxes	445	7,469	—
Other	3,232	7,431	9,664

Total expenses before reimbursement	445,309	785,662	719,660
Less: Waiver of expenses and reimbursement from Adviser	(19,619)	(11,790)	(4,670)

Total expenses	425,690	773,872	714,990

Net investment income (loss)	92,300	463,477	658,149

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	123,905	(2,759,728)	265,252
Futures	(89,887)	(1,584,344)	(586,312)
Swaps	(320,356)	316,219	351,621

	(286,338)	(4,027,853)	30,561

Change in unrealized appreciation (depreciation) on:
Investments	(421,716)	(1,419,098)	140,722
Futures	—	65,008	16,228
Swaps	—	(60,084)	(357,383)

	(421,716)	(1,414,174)	(200,433)

Net realized and unrealized gain (loss) on investments	(708,054)	(5,442,027)	(169,872)

Net increase (decrease) in net assets resulting from operations	$(615,754)	$(4,978,550)	$488,277

The accompanying notes are an integral part of these financial statements.

19  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	PSI Core Strength Fund		PSI Macro Trends Fund		PSI Total Return Fund
	Year Ended	January 8, 2007[1]	Year Ended	January 8, 2007[1]	Year Ended	January 8, 2007[1]
	August 31, 2008	to August 31, 2007	August 31, 2008	to August 31, 2007	August 31, 2008	to August 31, 2007

Operations:
Net investment income (loss)	$92,300	$247,518	$463,477	$(58,031)	$658,149	$414,373
Net realized gain (loss) on investments	(286,338)	(651,036)	(4,027,853)	618,757	30,561	67,750
Change in unrealized appreciation (depreciation) on investments	(421,716)	418,738	(1,414,174)	(1,674,996)	(200,433)	77,122

Net increase (decrease) in net assets resulting from operations	(615,754)	15,220	(4,978,550)	(1,114,270)	488,277	559,245

Distributions to shareholders - Investor Class:
Net investment income	—	—	(252,097)	—	(1,140,512)	—
Net realized gains	(858,895)	—	(913,194)	—	(607,914)	—
Return of capital	(199,791)	—	—	—	—	—

Total distributions	(1,058,686)	—	(1,165,291)	—	(1,748,426)	—

Capital share transactions - Investor Class:
Proceeds from shares sold	16,717,844	69,013,788	17,591,767	70,705,112	30,315,204	40,002,333
Proceeds from shares issued to holders in reinvestment of dividends	1,058,686	—	1,165,291	—	1,735,674	—
Cost of shares redeemed	(20,508,466)	(44,400,544)	(19,700,616)	(28,521,340)	(27,909,038)	(10,108,863)

Net increase (decrease) in net assets resulting from capital share transactions	(2,731,936)	24,613,244	(943,558)	42,183,772	4,141,840	29,893,470

Total increase (decrease) in net assets	(4,406,376)	24,628,464	(7,087,399)	41,069,502	2,881,691	30,452,715

Net assets:
Beginning of year/period	24,628,464	—	41,069,502	—	30,452,715	—

End of year/period	$20,222,088	$24,628,464	$33,982,103	$41,069,502	$33,334,406	$30,452,715

Undistributed (Accumulated) net investment income (loss), end of year/period	$—	$—	$220,793	$—	$—	$79,426

[1]	Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  20

Financial Highlights
August 31, 2008

											RATIOS TO AVERAGE NET ASSETS
														Net
			Net Realized	Net Increase										Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions			Net Asset		Net Assets,			Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from	Return of		Value,		End of			After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	Capital	Total	End of	Total	Year/Period	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distributions	Distributions	Year/Period	Return[5]	(,000)	Expenses	Expenses	Recoupment	Rate[6]
PSI Core Strength Fund
Year ended August 31, 2008	$20.11	$0.08	$(1.67)	$(1.59)	$—	$(0.84)	$(0.20)	$(1.04)	$17.48	(8.44%)	$20,222	2.09%	2.00%	0.43%	2,509%
January 8, 2007[7] to August 31, 2007	20.00	0.22	(0.11)	0.11	—	—	—	—	20.11	0.55%[2]	24,628	2.18%[1]	2.00%[1]	1.70%[1]	935%[2]
PSI Macro Trends Fund
Year ended August 31, 2008	19.42	0.22	(2.72)	(2.50)	(0.13)	(0.46)	—	(0.59)	16.33	(13.28%)	33,982	2.03%	2.00%	1.20%	304%
January 8, 2007[7] to August 31, 2007	20.00	(0.03)	(0.55)	(0.58)	—	—	—	—	19.42	(2.90%)[2]	41,070	2.03%[1]	2.00%[1]	(0.26%)[1]	926%[2]
PSI Total Return Fund
Year ended August 31, 2008	20.53	0.38	0.17	0.55	(0.67)	(0.41)	—	(1.08)	20.00	2.66%	33,334	2.01%	2.00%	1.84%	90%
January 8, 2007[7] to August 31, 2007	20.00	0.33	0.20	0.53	—	—	—	—	20.53	2.65%[2]	30,453	2.11%[1]	2.00%[1]	2.57%[1]	191%[2]

[1]	Annualized

[2]	Not annualized

[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.

[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[7]	Commencement of operations.

21  DIREXION ANNUAL REPORT

Spectrum Select Alternative Fund
September 1, 20041 - August 31, 2008

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception

Spectrum Select Alternative Fund	(6.38)%	1.53%	1.42%

Lehman U.S. Aggregate Bond Index	5.86%	4.26%	4.23%

S&P 500 Index	(11.14)%	3.66%	4.49%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of Lehman Aggregate Bond Index and S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	49.9%

Total Exposure	49.9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

DIREXION ANNUAL REPORT  22

Spectrum Global Perspective Fund
September 27, 20041 - August 31, 2008

	Average Annual Total Return[2]
			Since
	1 Year	3 Years	Inception
Spectrum Global Perspective Fund	(8.96)%	6.83%	9.94%

S&P 500 Index	(11.14)%	3.66%	5.92%

MSCI World Index	(13.88)%	4.02%	6.87%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of Lehman Aggregate Bond Index and Lipper High Yield Bond Funds Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	63.1%

Total Exposure	63.1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

23  DIREXION ANNUAL REPORT

Spectrum Equity Opportunity Fund
October 11, 20041 - August 31, 2008

	Average Annual
	Total Return[2]
			Since
	1 Year	3 Years	Inception

Spectrum Equity Opportunity Fund	(8.28)%	0.59%	2.78%

S&P 500 Index	(11.14)%	3.66%	5.45%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stock	14.9%
Investment Companies	22.7%
Futures Contracts	22.1%

Total Exposure	59.7%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of August 31, 2008.

DIREXION ANNUAL REPORT  24

Expense Example
August 31, 2008 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (March 1, 2008 — August 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

25  DIREXION ANNUAL REPORT

Expense Example Tables
August 31, 2008 (Unaudited)

	Net	Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	March 1, 2008	August 31, 2008	Period[2]

Spectrum Select Alternative Fund
Based on actual fund return	2.60%	$1,000.00	$967.00	$12.86
Based on hypothetical 5% return	2.60%	1,000.00	1,012.07	13.15
Spectrum Global Perspective Fund
Based on actual fund return	2.39%	1,000.00	932.60	11.62
Based on hypothetical 5% return	2.39%	1,000.00	1,013.11	12.11
Spectrum Equity Opportunity Fund
Based on actual fund return	2.66%	1,000.00	976.50	13.22
Based on hypothetical 5% return	2.66%	1,000.00	1,011.76	13.45

[1]	Annualized
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 366.

Allocation of Portfolio Holdings
August 31, 2008 (Unaudited)

		U.S. Government		Investment
	Cash*	Agency Obligations	Common Stock	Companies	Futures		Total

Spectrum Select Alternative Fund	2%	48%	—	50%	—		100%
Spectrum Global Perspective Fund	(46%)	83%	—	63%	—		100%
Spectrum Equity Opportunity Fund	(21%)	83%	15%	23%	0	%**	100%

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

DIREXION ANNUAL REPORT  26

Spectrum Select Alternative Fund
Schedule of Investments
August 31, 2008

Shares		Value

INVESTMENT COMPANIES - 49.9%
83,300	Caldwell & Orkin Market Opportunity Fund	$1,785,110
135,432	Gateway Fund	3,825,945
17,618	Janus Adviser Long/Short Fund	202,073
131,342	Nuveen High Yield Municipal Bond Fund	2,458,728
282,673	TFS Market Neutral Fund	4,200,516

	TOTAL INVESTMENT COMPANIES (Cost $12,500,429)	$12,472,372

Principal
Amount

SHORT TERM INVESTMENTS - 50.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 48.4%
$12,100,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	12,099,405

Shares		Value

MONEY MARKET FUNDS - 2.0%
505,072	Fidelity Institutional Money Market Portfolio	$505,072

	TOTAL SHORT TERM INVESTMENTS (Cost $12,604,477)	$12,604,477

	TOTAL INVESTMENTS (Cost $25,104,906) - 100.3%	$25,076,849
	Liabilities in Excess of Other Assets - (0.3)%	(87,074)

	TOTAL NET ASSETS - 100.0%	$24,989,775

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.
27  DIREXION ANNUAL REPORT

Spectrum Global Perspective Fund
Schedule of Investments
August 31, 2008

Shares		Value

INVESTMENT COMPANIES - 63.1%
381,800	iShares MSCI EAFE Index Fund	$24,271,026
632,800	iShares MSCI Emerging Markets Index Fund	25,343,640
36,391	Janus Advisor Long/Short Fund	417,404
25,098	TFS Market Neutral Fund	372,950

	TOTAL INVESTMENT COMPANIES (Cost $50,332,684)	$50,405,020

Principal
Amount

SHORT TERM INVESTMENTS - 83.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 82.7%
$66,000,000	Federal Home Loan Bank Discount Note, 1.9667%, 9/2/2008	65,996,755

Shares		Value

MONEY MARKET FUNDS - 0.7%
549,244	Fidelity Institutional Money Market Portfolio	$549,244

	TOTAL SHORT TERM INVESTMENTS (Cost $66,545,999)	$66,545,999

	TOTAL INVESTMENTS (Cost $116,878,683) - 146.5%	$116,951,019
	Liabilities in Excess of Other Assets - (46.5)%	(37,102,147)

	TOTAL NET ASSETS - 100.0%	$79,848,872

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  28

Spectrum Equity Opportunity Fund
Schedule of Investments
August 31, 2008

Shares		Value

COMMON STOCKS - 14.9%
Aerospace & Defense - 0.9%
412	DRS Technologies, Inc.	$32,804
906	Kaman Corp.	27,316
230	Lockheed Martin Corp.	26,781
316	Precision Castparts Corp.	32,630
597	Triumph Group, Inc.	32,680

		152,211

Biotechnology - 0.3%
619	Alexion Pharmaceuticals, Inc.(a)	27,904
1,079	Luminex Corp.(a)	27,504

		55,408

Chemicals - 5.0%
874	Agrium, Inc. (Canada)	73,678
5,043	American Vanguard Corp.	74,838
492	CF Industries Holdings, Inc.	74,981
1,683	E.I. du Pont de Nemours & Co.	74,792
639	Monsanto Co.	73,006
681	Mosaic Co.	72,690
2,792	The Scotts Miracle-Gro Co.	74,658
1,890	Sociedad Quimica y Minera De Chile, S.A ADR (Chile)	72,425
1,401	Syngenta AG ADR (Switzerland)	75,206
1,443	Terra Industries, Inc.	72,511
653	Terra Nitrogen Co. L.P.	78,268

		817,053

Commercial Supplies & Services - 0.6%
429	Huron Consulting Group, Inc.(a)	27,662
672	Manpower, Inc.	32,296
1,612	Universal Technical Institute, Inc.(a)	27,662

		87,620

Containers & Packaging - 0.2%
910	Rock-Tenn Co. - Class A	33,379

Diversified Telecommunication Services - 0.5%
461	Philippine Long Distance Telephone Co. ADR (Philippines)	27,333
1,092	Telefonos de Mexico, S.A.B de C.V. ADR (Mexico)	26,830
1,362	Vimpel-Communications ADR (Russia)	32,729

		86,892

Electronic Equipment & Instruments - 0.5%
1,100	Avnet, Inc.(a)	32,285
746	Coherent, Inc.(a)	26,759
3,557	Flextronics International Ltd. (Singapore)(a)	31,728

		90,772

Food & Staples Retailing - 0.4%
953	Casey’s General Stores, Inc.	27,637
881	CVS Corp.	32,245

		59,882

Food Products - 0.7%
674	Cal-Maine Foods, Inc.	26,616
733	Campbell Soup Co.	26,982
1,047	Flowers Foods, Inc.	27,683
405	General Mills, Inc.	26,803

		108,084

Health Care Equipment & Supplies - 0.8%
492	Covidien Ltd.	26,602
1,550	Hologic, Inc.(a)	32,891
1,110	Natus Medical, Inc.(a)	27,306
781	SonoSite, Inc.(a)	26,398
747	Steris Corp.	27,467

		140,664

Health Care Providers & Services - 0.3%
618	Chemed Corp.	27,031
659	Icon Plc ADR (United Kingdom)(a)	26,841

		53,872

Household Products - 0.2%
385	The Procter & Gamble Co.	26,861

Insurance - 0.2%
1,959	Allianz AG ADR (Germany)	32,676

IT Services - 0.2%
1,008	Gartner, Inc.(a)	26,621

Leisure Equipment & Products - 0.2%
887	Hasbro, Inc.	33,174

Machinery - 0.8%
621	Cascade Corp.	32,217
1,270	The Manitowoc Company, Inc.	31,979
502	Parker Hannifin Corp.	32,163
915	Trinity Industries, Inc.	32,922

		129,281

Marine - 0.2%
1,152	Diana Shipping, Inc.	32,694

Metals & Mining - 0.0%
1	Goldcorp, Inc. (Canada)	34

Oil & Gas - 0.2%
1	Kinder Morgan Management LLC(a)	56
928	World Fuel Services Corp.	26,736

		26,792

Pharmaceuticals - 0.5%
839	Johnson & Johnson	59,091
1,450	Valeant Pharmaceuticals International(a)	26,549

		85,640

Road & Rail - 0.2%
391	Union Pacific Corp.	32,805

Rubber & Plastics - 0.2%
1,012	Carlisle Companies, Inc.	32,779

Semiconductor & Semiconductor Equipment - 1.1%
3,463	Evergreen Solar, Inc.(a)	32,656
1,013	FEI Co.(a)	27,432
653	MEMC Electronic Materials, Inc.(a)	32,056
2,492	NVIDIA Corp.(a)	31,499
1,856	Sigma Designs, Inc.(a)	31,793
523	Synaptics, Inc.(a)	27,374

		182,810

The accompanying notes are an integral part of these financial statements.
29  DIREXION ANNUAL REPORT

Spectrum Equity Opportunity Fund
Schedule of Investments
August 31, 2008

Shares		Value

Software - 0.5%
613	Adobe Systems, Inc.(a)	$26,255
1,836	Interwoven, Inc.(a)	27,026
1,334	Parametric Technology Corp.(a)	26,787

		80,068

Specialty Retail - 0.2%
890	Guess?, Inc.	33,170

	TOTAL COMMON STOCKS (Cost $2,460,780)	$2,441,242

INVESTMENT COMPANIES - 22.7%
40,800	iShares MSCI Emerging Markets Index Fund	1,634,040
40,472	Janus Advisor Long/Short Fund	464,212
71,000	Technology Select Sector SPDR Fund	1,622,350

	TOTAL INVESTMENT COMPANIES (Cost $3,816,738)	$3,720,602

Principal
Amount		Value

SHORT TERM INVESTMENTS - 86.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 83.0%
$13,600,000	Federal Home Loan Bank Discount Note, 1.966%, 9/2/2008	$13,599,331

Shares

MONEY MARKET FUNDS - 3.9%
640,660	Fidelity Institutional Money Market Portfolio	640,660

	TOTAL SHORT TERM INVESTMENTS (Cost $14,239,991)	$14,239,991

	TOTAL INVESTMENTS (Cost $20,517,509) - 124.5%	$20,401,835
	Liabilities in Excess of Other Assets - (24.5)%	(4,020,369)

	TOTAL NET ASSETS - 100.0%	$16,381,466

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)  Non-income producing security.

Spectrum Equity Opportunity Fund
Futures Contracts
August 31, 2008

		Unrealized
Contracts		Appreciation

49	Russell 2000 Index Mini Futures Expiring September 2008 (Underlying Face Amount at Market Value $3,617,670)	$21,631

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  30

Statements of Assets and Liabilities
August 31, 2008

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Assets:
Investments, at market value (Note 2)	$25,076,849	$116,951,019	$20,401,835
Cash	—	7,537	—
Receivable for Fund shares sold	5,000	50,000	5,000
Receivable for investments sold	—	7,935,347	1,608,968
Deposit at broker for futures	—	—	151,722
Deposit at broker for swaps	—	—	30,000
Due from broker for futures	—	—	54,078
Dividends and interest receivable	13,898	1,507	5,426
Other assets	8,306	11,086	6,024

Total Assets	25,104,053	124,956,496	22,263,053

Liabilities:
Payable for investments purchased	—	44,835,273	5,752,783
Variation margin payable	—	—	32,830
Accrued advisory expense	21,387	69,142	14,176
Accrued distribution expense	17,962	63,090	16,259
Accrued expenses and other liabilities	74,929	140,119	65,539

Total Liabilities	114,278	45,107,624	5,881,587

Net Assets	$24,989,775	$79,848,872	$16,381,466

Net Assets Consist Of:
Capital stock	$28,534,378	$98,658,847	$19,595,748
Accumulated undistributed net investment income (loss)	44,090	7,154	—
Accumulated undistributed net realized gain (loss)	(3,560,636)	(18,889,465)	(3,120,239)
Net unrealized appreciation (depreciation) on:
Investments	(28,057)	72,336	(115,674)
Futures	—	—	21,631

Total Net Assets	$24,989,775	$79,848,872	$16,381,466

Calculation of Net Asset Value Per Share - Service Class:
Net assets	$24,989,775	$79,848,872	$16,381,466
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,363,694	4,272,774	915,128
Net asset value, redemption price and offering price per share	$18.33	$18.69	$17.90

Cost of Investments	$25,104,906	$116,878,683	$20,517,509

The accompanying notes are an integral part of these financial statements.

31  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended August 31, 2008

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Investment income:
Dividend income (net of foreign withholding tax of $—, $3,339, $2,422, respectively)	$1,270,407	$72,159	$171,862
Interest income	237,088	1,597,909	403,093

Total investment income	1,507,495	1,670,068	574,955

Expenses:
Investment advisory fees	355,590	1,023,959	244,188
Distribution expenses	355,590	1,023,959	244,188
Administration fees	14,827	44,011	14,316
Fund accounting fees	27,258	82,480	26,084
Custody fees	5,205	18,072	6,313
Transfer agent fees	32,702	95,591	22,450
Federal and state registration	12,023	11,109	8,384
Professional fees	64,072	68,515	57,532
Reports to shareholders	18,263	34,687	7,881
Trustees’ fees and expenses	2,645	6,328	2,110
Other	23,292	23,702	6,829

Total expenses	911,467	2,432,413	640,275

Net investment income (loss)	596,028	(762,345)	(65,320)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(2,298,074)	(5,143,780)	(546,246)
Futures	(350,384)	276,260	(1,101,405)
Swaps	(490,328)	(452,397)	446,079

	(3,138,786)	(5,319,917)	(1,201,572)

Capital gain distributions from regulated investment companies	120,927	4,110	4,266

Change in unrealized appreciation (depreciation) on:
Investments	115,783	(2,145,830)	(485,083)
Futures	—	—	21,631
Swaps	—	90,407	15,628

	115,783	(2,055,423)	(447,824)

Net realized and unrealized gain (loss) on investments	(2,902,076)	(7,371,230)	(1,645,130)

Net increase (decrease) in net assets resulting from operations	$(2,306,048)	$(8,133,575)	$(1,710,450)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  32

Statements of Changes in Net Assets

	Spectrum Select		Spectrum Global		Spectrum Equity
	Alternative Fund		Perspective Fund		Opportunity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2008	August 31, 2007	August 31, 2008	August 31, 2007	August 31, 2008	August 31, 2007

Operations:
Net investment income (loss)	$596,028	$898,525	$(762,345)	$(150,364)	$(65,320)	$(56,711)
Net realized gain (loss) on investments	(3,138,786)	1,255,187	(5,319,917)	14,853,403	(1,201,572)	3,524,383
Capital gain distributions from regulated investment companies	120,927	—	4,110	—	4,266	—
Change in unrealized appreciation (depreciation) on investments	115,783	(487,033)	(2,055,423)	(1,635,791)	(447,824)	(493,467)

Net increase (decrease) in net assets resulting from operations	(2,306,048)	1,666,679	(8,133,575)	13,067,248	(1,710,450)	2,974,205

Distributions to shareholders:
Net investment income	(798,522)	(1,153,008)	(3,592,655)	(1,441,718)	(755,550)	(572,057)
Net realized gains	(14,167)	—	(15,267,529)	(15,783,631)	(1,483,186)	(2,410,446)

Total distributions	(812,689)	(1,153,008)	(18,860,184)	(17,225,349)	(2,238,736)	(2,982,503)

Capital share transactions:
Proceeds from shares sold	7,989,068	22,136,299	8,266,915	19,075,781	1,142,108	5,479,467
Proceeds from shares issued to holders in reinvestment of dividends	805,878	1,151,291	18,836,313	17,116,655	2,238,737	2,967,967
Cost of shares redeemed	(21,443,226)	(5,769,095)	(31,024,292)	(36,690,738)	(15,908,109)	(24,456,117)

Net increase (decrease) in net assets resulting from capital share transactions	(12,648,280)	17,518,495	(3,921,064)	(498,302)	(12,527,264)	(16,008,683)

Total increase (decrease) in net assets	(15,767,017)	18,032,166	(30,914,823)	(4,656,403)	(16,476,450)	(16,016,981)

Net assets:
Beginning of year/period	40,756,792	22,724,626	110,763,695	115,420,098	32,857,916	48,874,897

End of year/period	$24,989,775	$40,756,792	$79,848,872	$110,763,695	$16,381,466	$32,857,916

Undistributed (Accumulated) net investment income (loss), end of year/period	$44,090	$239,959	$7,154	$1,306,329	$—	$392,766

The accompanying notes are an integral part of these financial statements.

33  DIREXION ANNUAL REPORT

Financial Highlights
August 31, 2008

											RATIOS TO AVERAGE NET ASSETS
															Net
			Net Realized	Net Increase											Investment
	Net Asset	Net	and	(Decrease)	Dividends	Distributions		Net Asset		Net Assets,					Income (Loss)
	Value,	Investment	Unrealized	in Net Asset	from Net	from		Value,		End of	Including Short Dividends		Excluding Short Dividends		After Expense	Portfolio
	Beginning	Income	Gain (Loss)	Value Resulting	Investment	Realized	Total	End of	Total	Year/Period	Total	Net	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[3]	on Investments[4]	from Operations	Income	Capital Gains	Distributions	Year/Period	Return[5]	(,000)	Expenses	Expenses	Expenses	Expenses	Recoupment	Rate[6]

Spectrum Select Alternative Fund
Year ended August 31, 2008	$20.02	$0.33	$(1.58)	$(1.25)	$(0.43)	$(0.01)	$(0.44)	$18.33	(6.38%)	$24,990	—	—	2.57%	2.57%	1.68%	127%
Year ended August 31, 2007	19.54	0.57	0.76	1.33	(0.85)	—	(0.85)	20.02	6.93%	40,757	—	—	2.44%	2.44%	2.82%	260%
Year ended August 31, 2006	19.96	0.50	0.34	0.84	(1.26)	—	(1.26)	19.54	4.53%	22,725	—	—	2.54%	2.54%	2.57%	898%
September 1, 2004[9] to August 31, 2005	20.00	0.48	(0.26)	0.22	(0.26)	—	(0.26)	19.96	1.09%[2]	33,414	—	—	2.38%[1]	2.38%[1]	2.44%[1]	759%[2]
Spectrum Global Perspective Fund
Year ended August 31, 2008	24.73	(0.16)	(1.48)	(1.64)	(0.84)	(3.56)	(4.40)	18.69	(8.96%)	79,849	—	—	2.38%	2.38%	(0.75%)	2,073%
Year ended August 31, 2007	25.93	(0.03)	2.86	2.83	(0.34)	(3.69)	(4.03)	24.73	11.32%	110,764	—	—	2.24%	2.24%	(0.12%)	1,259%
Year ended August 31, 2006	23.46	0.06	4.49	4.55	—	(2.08)	(2.08)	25.93	20.43%	115,420	—	—	2.23%	2.23%	0.25%	1,693%
September 27, 2004[9] to August 31, 2005	20.00	(0.03)[7]	3.80	3.77	(0.26)	(0.05)	(0.31)	23.46	18.88%[2]	71,085	2.39%[1]	2.39%[1]	2.38%[1]	2.38%[1]	(0.16%)[1,8]	1,152%[2]
Spectrum Equity Opportunity Fund
Year ended August 31, 2008	21.24	(0.05)	(1.51)	(1.56)	(0.60)	(1.18)	(1.78)	17.90	(8.28%)	16,381	—	—	2.63%	2.63%	(0.27%)	1,617%
Year ended August 31, 2007	21.43	(0.03)	1.48	1.45	(0.31)	(1.33)	(1.64)	21.24	6.91%	32,858	—	—	2.40%	2.40%	(0.14%)	1,347%
Year ended August 31, 2006	21.85	0.03	0.77	0.80	—	(1.22)	(1.22)	21.43	3.85%	48,875	—	—	2.31%	2.31%	0.15%	2,310%
October 11, 2004[9] to August 31, 2005	20.00	(0.16)	2.01	1.85	—	—	—	21.85	9.25%[2]	45,689	—	—	2.50%[1]	2.50%[1]	(0.88%)[1]	1,334%[2]

[1]	Annualized
[2]	Not annualized
[3]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[4]	The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to timing of subscriptions and redemptions of Fund shares.
[5]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[6]	Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options,swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[7]	Net investment income (loss) before dividends on short positions for the period ended August 31, 2005 was $(0.04).
[8]	Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was (0.15%).
[9]	Commencement of operations.

DIREXION ANNUAL REPORT  34

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2008

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 40 series of which seven are included in this report, HCM Freedom Fund, PSI Core Strength Fund, PSI Macro Trends Fund, PSI Total Return Fund, Spectrum Select Alternative Fund (formerly Spectrum High Yield Plus Fund), Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund commenced operations on January 8, 2007.

The objective of the HCM Freedom Fund is to seek long-term capital appreciation with lower volatility than the overall market by investing in equity securities of domestic issuers, equity securities of foreign issuers, whether directly of indirectly through sponsored or unsponsored American Depository Receipts (ADRs), exchange traded funds (ETFs), other investment companies and foreign currencies. The objective of the PSI Core Strength Fund is to seek returns equal to or better than the return of the broad U.S. stock market as measured by the S&P 500® Fund over a full market cycle. The PSI Macro Trends Fund seeks to implement short or long strategies to achieve capital appreciation. The PSI Total Return Fund seeks income plus capital appreciation. The objective of the Spectrum Select Alternative Fund is to seek income and capital appreciation on a total return basis by investing primarily in high yield fixed-income securities, either directly or indirectly through exchange-traded funds (ETFs), other investment companies and derivative instruments. The Spectrum Global Perspective Fund seeks income and capital appreciation by investing in equity securities of foreign issuers either directly or indirectly through American Depository Receipts (ADRs), ETFs, foreign currencies, other investment companies and derivative instruments. The Spectrum Equity Opportunity Fund seeks income and capital appreciation by investing either directly in securities of domestic and foreign issuers or indirectly through ADRs, ETFs, other investment companies and derivative instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP“).

a) Investment Valuation – Equity securities, exchange-traded funds, closed-end investment companies, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Over-the-counter (“OTC“) securities and swap agreements are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price (“NOCP”). Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

35  DIREXION ANNUAL REPORT

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount of the swap contract would have decreased in value if it had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”. Swap contracts are collateralized by cash, cash equivalents and securities of the Fund held as deposits at the broker.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Spectrum Select Alternative Fund may enter into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically a default by a corporate issuer on its debt obligations. The stream of payments is recorded as an unrealized gain or loss and adjusted to include up-front payments recorded as a component of unrealized gain or loss on swaps, and/or interest associated with the agreement until the swap is sold or expires, at which point it is recognized as a component of realized gain or loss. The Fund may use swaps to attempt to gain exposure to debt securities without actually purchasing those securities or to hedge a position. The Fund may purchase credit protection on the referenced entity of the credit default swap (“Buy Contract”) or provide credit protection on the referenced entity of the credit default swap (“Sale Contract”). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Maximum Payout Amounts could be offset by the subsequent sale, in any, of assets obtained via the execution of a payout event.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty. In order to minimize credit risk, the Funds will attempt to enter into swap contracts with multiple counterparties. The Funds will not enter into swap agreements unless the Adviser believes that the other party to the transaction is creditworthy, the Funds do bear the risk loss of loss of the amount in the event of the default or bankruptcy of the agreement counterparty. The Funds have established counterparty credit guidelines and entered into transactions only with financial institutions or investment grade or better.

DIREXION ANNUAL REPORT  36

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. There were no short positions held by the Funds at August 31, 2008.

e) Stock Index Futures Contracts and Options on Futures Contracts –  Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract for short sales. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts, and short positions.

g) Risks of Investing in Foreign Securities – The Spectrum Global Perspective and the Spectrum Equity Opportunity Funds may invest in foreign securities or through U.S. dollar denominated ADRs. Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

h) Forward Currency Contracts – The Spectrum Global Perspective and Spectrum Equity Opportunity Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation and depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

i) Foreign Currency Translations – The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations

37  DIREXION ANNUAL REPORT

arising from changes in market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

j) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

k) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes.

l) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as Advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

m) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principals. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the year ended August 31, 2008 and year ended August 31, 2007, were as follows:

	HCM Freedom Fund
	Year Ended	Year Ended
	August 31,	August 31,
	2008	2007

Distributions paid from:
Ordinary Income	$3,487,566	$2,590,425
Long-Term Capital Gains	—	—
Return of Capital	—	—

Total Distributions paid	$3,487,566	$2,590,425

	PSI Core Strength Fund		PSI Macro Trends Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007

Distributions paid from:
Ordinary Income	$858,895	$—	$1,125,328	$—
Long-Term Capital Gains	—	—	39,963	—
Return of Capital	199,791	—	—	—

Total Distributions paid	$1,058,686	$—	$1,165,291	$—

	PSI Total Return Fund		Spectrum Select Alternative Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007

Distributions paid from:
Ordinary Income	$1,517,114	$—	$812,689	$1,153,008
Long-Term Capital Gains	231,312	—	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$1,748,426	$—	$812,689	$1,153,008

DIREXION ANNUAL REPORT  38

	Spectrum Global
	Perspective Fund		Spectrum Equity Opportunity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007

Distributions paid from:
Ordinary Income	$18,598,688	$17,128,547	$2,236,452	$2,953,212
Long-Term Capital Gains	261,496	96,802	2,284	29,291
Return of Capital	—	—	—	—

Total Distributions paid	$18,680,184	$17,225,349	$2,238,736	$2,982,503

The fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2008. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

At August 31, 2008 the components of distributable earnings on a tax basis were as follows:

	HCM Freedom	PSI Core	PSI Macro	PSI Total
	Fund	Strength Fund	Trends Fund	Return Fund

Tax cost of investments	$25,603,173	$20,496,758	$37,348,739	$31,321,337
Gross unrealized appreciation	—	157,861	223,510	180,445
Gross unrealized depreciation	—	(203,081)	(3,616,941)	(373,649)

Net unrealized appreciation/depreciation	—	(45,220)	(3,393,431)	(193,204)

Undistributed ordinary income	1,039,382	—	243,980	—
Undistributed long-term capital gain	—	—	1,068	—

Total distributable earnings	1,039,382	—	245,048	—

Other accumulated losses	(21,027,986)	(1,694,687)	(4,317,530)	(801,366)

Total accumulated earnings/(losses)	$(19,988,604)	$(1,739,907)	$(7,465,913)	$(994,570)

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Tax cost of investments	$25,142,098	$129,413,023	$20,634,398
Gross unrealized appreciation	167,030	349,651	66,245
Gross unrealized depreciation	(232,279)	(12,811,655)	(298,808)

Net unrealized appreciation/depreciation	(65,249)	(12,462,004)	(232,563)

Undistributed ordinary income	44,090	12,567	—
Undistributed long-term capital gain	—	264	—

Total distributable earnings	44,090	12,831	—

Other accumulated losses	(3,523,444)	(6,360,802)	(2,981,719)

Total accumulated earnings/(losses)	$(3,544,603)	$(18,809,975)	$(3,214,282)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

39  DIREXION ANNUAL REPORT

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income and realized gains and losses under GAAP and tax reporting:

	Net Investment	Realized	Capital
	Income or (Loss)	Gain or (Loss)	Stock

HCM Freedom Fund	$1,038,843	$(969,985)	$(68,858)
PSI Core Strength Fund	(92,300)	92,746	(446)
PSI Macro Trends Fund	9,413	(213,542)	204,129
PSI Total Return Fund	402,937	(619,124)	216,187
Spectrum Select Alternative Fund	6,625	(11,112)	4,487
Spectrum Global Perspective Fund	3,055,825	(2,571,621)	(484,204)
Spectrum Equity Opportunity Fund	428,104	(268,263)	(159,841)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences in financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to swap contracts, excise tax, net operating losses, and dividends on redemption adjustments with differing book and tax methods.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year, August 31, 2008.

At August 31, 2008, the following funds deferred, on a tax basis, post October losses of:

	Post October	Post October
	Loss Deferred	Currency Loss

HCM Freedom Fund	$4,868,578	$—
PSI Core Strength Fund	1,694,687	—
PSI Macro Trends Fund	4,257,446	—
PSI Total Return Fund	588,298	—
Spectrum Select Alternative Fund	3,523,444	—
Spectrum Global Perspective Fund	6,360,802	—
Spectrum Equity Opportunity Fund	2,981,719	—

At August 31, 2008, the following funds had capital loss carryovers of:

Capital Loss Expiring	8/31/14	8/31/15	8/31/16	Total

HCM Freedom Fund	$8,842,217	$5,679,579	$1,637,612	$16,159,408
PSI Core Strength Fund	—	—	—	—
PSI Macro Trends Fund	—	—	—	—
PSI Total Return Fund	—	—	—	—
Spectrum Select Alternative Fund	—	—	—	—
Spectrum Global Perspective Fund	—	—	—	—
Spectrum Equity Opportunity Fund	—	—	—	—

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover. The Spectrum Select Alternative Fund utilized $201,900 of capital loss carryover to offset net capital gains in the current year.

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the

DIREXION ANNUAL REPORT  40

tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year.

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2008, open Federal and state income tax years include the tax years ended August 31, 2005, August 31, 2006, August 31, 2007 and August 31, 2008. The Funds have no examination in progress.

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial positions or results of operations. There is no tax liability resulting from uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-ends August 31, 2005, August 31, 2006, August 31, 2007 and August 31, 2008. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months. If applicable, the Funds recognize interest accrued related to unrecognized tax expense in “interest expense” and penalties in “other expenses” on the statement of operations.

n) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

o) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the years ended August 31, 2008 and August 31, 2007 were as follows:

	HCM Freedom Fund
	Service Class
	Year Ended	Year Ended
	August 31,	August 31,
	2008	2007

Shares Sold	85,182	126,903
Shares issued in reinvestment of distributions	217,097	149,736
Shares redeemed	(204,007)	(1,603,698)

Net increase (decrease) from capital share transactions	98,272	(1,327,059)

	PSI Core Strength Fund		PSI Macro Trends Fund
	Investor Class		Investor Class
	Year Ended	January 8, 2007[1]	Year Ended	January 8, 2007[1]
	August 31,	to	August 31,	to
	2008	August 31, 2007	2008	August 31, 2007

Shares Sold	920,127	3,414,775	968,409	3,561,196
Shares issued in reinvestment of distributions	54,403	—	61,688	—
Shares redeemed	(1,042,322)	(2,190,030)	(1,064,083)	(1,446,371)

Net increase (decrease) from capital share transactions	(67,792)	1,224,745	(33,986)	2,114,825

[1]	Commencement of operations.

41  DIREXION ANNUAL REPORT

	PSI Total Return Fund		Spectrum Select Alternative Fund
	Investor Class		Service Class
	Year Ended	January 8, 2007[1]	Year Ended	Year Ended
	August 31,	to	August 31,	August 31,
	2008	August 31, 2007	2008	2007

Shares Sold	1,458,486	1,981,839	400,108	1,101,898
Shares issued in reinvestment of distributions	85,716	—	40,903	58,060
Shares redeemed	(1,360,789)	(498,779)	(1,112,997)	(287,101)

Net increase (decrease) from capital share transactions	183,413	1,483,060	(671,986)	872,857

[1]	Commencement of operations.

	Spectrum Global Perspective Fund		Spectrum Equity Opportunity Fund
	Service Class		Service Class
	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2008	2007	2008	2007

Shares Sold	371,454	757,541	54,847	254,303
Shares issued in reinvestment of distributions	877,332	704,679	110,884	141,399
Shares redeemed	(1,454,964)	(1,433,777)	(797,504)	(1,129,355)

Net increase (decrease) from capital share transactions	(206,178)	28,443	(631,773)	733,653

4.	INVESTMENT TRANSACTIONS

During the year ended August 31, 2008, the aggregate purchases and sales of investments (excluding short-term investments, swaps, forward contracts and futures contracts) were:

					Spectrum	Spectrum	Spectrum
	HCM	PSI Core	PSI Macro	PSI Total	Select	Global	Equity
	Freedom	Strength	Trends	Return	Alternative	Perspective	Opportunity
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$184,475,166	$360,130,706	$86,285,812	$16,844,253	$34,654,366	$1,275,949,821	$236,293,160
Sales	$190,533,730	$370,421,001	$88,173,408	$16,000,616	$53,199,936	$1,329,234,077	$260,337,112

There were no purchases or sales of long-term U.S. government securities during the year ended August 31, 2008 for any of the Funds.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. In addition, the Adviser has entered into sub-advisory agreements with Horizon Capital Management, Inc. for the HCM Freedom Fund, with Portfolio Strategies, Inc. for the PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund, and with Hundredfold Advisors, LLC for the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund (the “Sub-Advised Funds”) whereby the sub-advisor will direct investment activities of the Sub-Advised Funds. The Adviser pays, out of the management fees it receives from the Sub-Advised Funds, a fee for these sub-advisory services. For the year ended August 31, 2008, the Adviser has voluntarily agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap of expenses presented below as applied to each Fund’s average daily net assets. The Adviser may change, or end, this voluntary waiver at any time. The Adviser may recover from the Sub-Advised Funds the expenses paid in excess of the annual cap on expenses (either due to the contractual or any voluntary waiver) for the

DIREXION ANNUAL REPORT  42

three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the year ended August 31, 2008, the Adviser paid or recouped the following expenses:

	HCM	PSI Core	PSI Macro	PSI Total
	Freedom Fund	Strength Fund	Trends Fund	Return Fund

Annual Advisory rate	1.00%	1.15%	1.15%	1.15%
Annual cap on expenses	2.45%	2.00%	2.00%	2.00%
Expenses paid in excess of annual cap on expenses — 2008	$—	$—	$—	$—
Voluntary waiver — 2008	$14,325	$19,619	$11,790	$4,670
Advisory expense waiver recovery — 2008	$—	$—	$—	$—

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

Annual Advisory rate	1.00%	1.00%	1.00%
Annual cap on expenses	2.75%	2.75%	2.75%
Expenses paid in excess of annual cap on expenses — 2008	$—	$—	$—
Voluntary waiver — 2008	$—	$—	$—
Advisory expense waiver recovery — 2008	$—	$—	$—

Expenses subject to potential recover expiring in:

	HCM	PSI Core	PSI Macro	PSI Total
	Freedom Fund	Strength Fund	Trends Fund	Return Fund

2009	$—	$—	$—	$—
2010	$—	$26,572	$6,008	$18,272
2011	$14,325	$19,619	$11,970	$4,670

Total	$14,325	$46,191	$17,978	$22,942

	Spectrum Select	Spectrum Global	Spectrum Equity
	Alternative Fund	Perspective Fund	Opportunity Fund

2009	$—	$—	$—
2010	$—	$—	$—
2011	$—	$—	$—

Total	$—	$—	$—

Distribution Expenses: Shares are subject to an annual Rule 12b-1 fee of 0.80% for the HCM Freedom Fund, of 0.25% for the PSI Core Strength Fund, the PSI Macro Trends Fund, and the PSI Total Return Fund, and up to 1.00% of the average daily net assets for the Spectrum Select Alternative Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund.

Shareholder Servicing Fees: The Board has also authorized the PSI Core Strength Fund, the PSI Macro Trends Fund and the PSI Total Return Fund to pay a shareholder servicing fee of 0.15% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the year ended August 31, 2008. The Distributor is an affiliate of the Adviser.

6.	NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued its Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for

43  DIREXION ANNUAL REPORT

measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, “Disclosures about Derivatives Instruments and Hedging Activities” (“SFAS 161”). This standard is intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivatives instruments, b) how derivatives instruments and related hedge items are accounted for, and c) how derivative instruments and statements issued for fiscal years and interim periods beginning after November 15, 2008. As of August 31, 2008, management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures will be required about the use of derivative instruments and hedge items.

DIREXION ANNUAL REPORT  44

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of the Direxion Funds:

We have audited the accompanying statement of assets and liabilities of the HCM Freedom Fund, PSI Core Strength Fund, PSI Macro Trends Fund, PSI Total Return Fund, Spectrum Select Alternative Fund, Spectrum Global Perspective Fund, and Spectrum Equity Opportunity Fund, (seven of the series constituting Direxion Funds) (the “Funds”), including the schedules of investments, as of August 31, 2008, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned seven series of Direxion Funds at August 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

October 24, 2008
Milwaukee, Wisconsin

45  DIREXION ANNUAL REPORT

Additional Information
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended August 31, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified income was as follows:

HCM Freedom Fund	0.2%
PSI Core Strength Fund	4.3%
PSI Macro Trends Fund	42.8%
PSI Total Return Fund	61.3%
Spectrum Select Alternative Fund	92.7%
Spectrum Global Perspective Fund	5.0%
Spectrum Equity Opportunity Fund	6.3%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended August 31, 2008, was as follows:

HCM Freedom Fund	0.0%
PSI Core Strength Fund	4.2%
PSI Macro Trends Fund	42.4%
PSI Total Return Fund	67.2%
Spectrum Select Alternative Fund	92.7%
Spectrum Global Perspective Fund	5.0%
Spectrum Equity Opportunity Fund	7.1%

DIREXION ANNUAL REPORT  46

Investment Advisory and Subadvisory Agreements Approvals (Unaudited)

Provided below is a summary of certain of the factors the Board considered at its August 13, 2008 Board meeting in renewing, as applicable: (1) the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of HCM Freedom Fund, Spectrum Select Alternative Fund, Spectrum Global Perspective Fund, Spectrum Equity Opportunity Fund, PSI Core Strength Fund, PSI Macro Trends Fund and PSI Total Return Fund, each a series of the Trust; (2) the Subadvisory Agreement between Rafferty and Horizon Capital Management, Inc. (“Horizon”) on behalf of the HCM Freedom Fund; (3) the Subadvisory Agreement between Rafferty and Hundredfold Advisors, LLC (“Hundredfold”) on behalf of the Spectrum Select Alternative Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund; and (4) the Subadvisory Agreement between Rafferty and Portfolio Strategies, Inc. (“PSI”) on behalf of the PSI Core Strength Fund, PSI Macro Trends Fund and PSI Total Return Fund. Each Fund listed above is referred to herein as each “Fund” and collectively, the “Funds.”

The Board did not identify any particular information that was most relevant to its consideration to approve each Advisory Agreement or Subadvisory Agreement and each Trustee may have afforded different weight to the various factors. In determining whether to approve the continuance of each Advisory Agreement and each Subadvisory Agreement (collectively, the “Agreements”), the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreements for all of the Funds were considered at the same Board meeting, the Board considered each Fund’s investment advisory and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund to the extent applicable; (3) the cost to Rafferty or a subadviser for providing services and the profitability of the advisory business to Rafferty or a subadviser, if such information was provided; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty and, in certain cases, a subadviser with other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived by Rafferty or a subadviser from its relationship with the Funds.

Nature, Extent and Quality of Services Provided.  The Board reviewed the nature, extent and quality of the services provided or to be provided under the Advisory Agreements by Rafferty. The Board noted that Rafferty has provided services to the Trusts since their inception and has developed an expertise in managing the Funds. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations, if any. The Board also considered that Rafferty had enhanced the compliance programs of the Trust by utilizing the services of an independent compliance consulting firm and that a report from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board noted Rafferty’s marketing and distribution efforts, including offering additional investment options to shareholders through the creation of new funds and promoting the Funds through new broker and platform relationships. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers and subadvisers.

Regarding the Subadvisory Agreements with Horizon, Hundredfold and PSI, the Board noted that each subadviser utilizes those Funds it subadvises as the primary investments for its separate account clients. The Board also noted that there would be no change in the services provided by each subadviser.

Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreements and each subadviser under the applicable Subadvisory Agreement were fair and reasonable.

Performance of the Funds.  The Board evaluated the performance of each Fund compared to its benchmark index for monthly periods and the year-to-date period ended July 31, 2008, and the average performance of the relevant Lipper fund universe for various monthly periods and the year-to-date period ended July 31, 2008 (if available and unless otherwise noted). Although the Board received monthly performance reports for its consideration, the Board generally assigned more weight to the longer-term performance of the Funds.

47  DIREXION ANNUAL REPORT

PSI Funds:

With respect to the PSI Total Return Fund, the Board considered that, as of June 30, 2008: (1) the Fund underperformed its benchmark index for all relevant periods; and (2) the Fund outperformed the average of the relevant Lipper fund universe for the six-month and one-year periods, but underperformed for the one-month and three-month periods.

With respect to the PSI Macro Trends Fund, the Board considered that: (1) the Fund underperformed its benchmark index for the year-to-date period; and (2) the Fund outperformed the average of the relevant Lipper fund universe for the one-month period, but underperformed for the three-month, six-month and one-year periods.

With respect to the PSI Core Strength Fund, the Board considered that: (1) the Fund outperformed its benchmark index for the year-to-date period; and (2) the Fund outperformed the average of the relevant Lipper fund universe for the three-month period but underperformed for the one-month, six-month and one-year periods.

Hundredfold Funds:

With respect to the Spectrum Equity Opportunity Fund, the Board considered that: (1) the Fund outperformed its benchmark index for the year-to-date period; and (2) the Fund underperformed the average of the relevant Lipper fund universe for the six-month, one-year and three-year periods but outperformed for the one-month and three-month periods.

With respect to the Spectrum Global Perspective Fund, the Board considered that: (1) the Fund outperformed its benchmark index for the year-to-date period; and (2) the Fund underperformed the average of the relevant Lipper fund universe for the all relevant periods, except the three-year period.

With respect to the Spectrum Select Alternative Fund, the Board considered that, as of June 30, 2008: (1) the Fund outperformed its benchmark index for the one-month period, but underperformed for the three-month, six-month and year-to-date periods; and (2) the Fund outperformed the average of the relevant Lipper fund universe for the one-month period, but underperformed for the three-month, six-month and year-to-date periods.

HCM Freedom Fund:

With respect to the HCM Freedom Fund, the Board considered that: (1) the Fund outperformed its benchmark index for the year-to-date period; and (2) the Fund outperformed the average of the relevant Lipper fund universe for the one- and three-month periods, but underperformed for the 6-month, one-year and three-year periods.

Costs of Services Provided to the Funds and Profits Realized.  The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. The Board considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Advisory Agreements were fair and reasonable.

In considering the fees paid by Rafferty to the subadvisers of the Funds, the Board considered Rafferty’s representation that the fees and expenses generally are higher than industry averages. However, Rafferty explained that, in certain cases, the Funds help lower the overall fees paid by the clients of the subadvisers. In particular, the Board noted that the PSI Funds are offered to the subadviser’s clients in wrap programs. The Board also noted that, in some cases, PSI uses the fee it receives from the Funds to reduce the asset based fees it charges clients for providing investment advisory services. With respect to the HCM Freedom Fund and Spectrum Funds, the Board considered that the that the current expense ratio of each such Fund is lower compared to the total cost of investing when the Funds were part of the wrap programs. The Board also noted that Rafferty negotiated the lowest fee that a subadvisor charges for comparable client accounts. With respect to each Fund, the Board considered the subadviser’s profits for its services to the extent such information was provided. In this regard, the Board noted Hundredfold’s representation that it donates all profits to charity, Horizon’s pre-tax profits as a percentage of total revenues and PSI’s representation that its profits are negligible.

Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreements were fair and reasonable.

Economies of Scale.  The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. Rafferty noted that

DIREXION ANNUAL REPORT  48

it was continuing to work on its sales and marketing efforts to raise additional assets. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. The Board also considered that each subadviser represented that they realized no benefits other than their direct compensation. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreements for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreements.

49  DIREXION ANNUAL REPORT

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Lawrence C. Rafferty(1)
Age: 64	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	113	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel J. Byrne
Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992-present.	113	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III
Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A. 1979-present.	113	None

John Weisser
Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	113	MainStay VP Series Fund, Inc.

DIREXION ANNUAL REPORT  50

Direxion Funds
TRUSTEES AND OFFICERS

Officers

# of Portfolios
	Position(s)	Term of Office		in Direxion Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel D. O’Neill
Age: 39	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	N/A	None

William Franca
Age: 50	Executive Vice President – Head of Distribution	One Year; Since 2006	Senior Vice President – National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	None

Todd Warren
Age: 40	Chief Compliance Officer	One Year; Since 2007	Chief Legal Officer, Alaric Compliance, 2006 – present; CCO and General Counsel, Oracle Evolution LLC, 2004-2006.	N/A	None

Todd Kellerman
Age: 34	Chief Financial Officer	Once Year; Since 2007	Senior Vice President, Rafferty since 2006: Vice President of Corporate Development, Raven Holdings, Inc., 2003-2005; Consultant, 2002-2003; Senior Consultant – Business Consulting, Arthur Andersen, 1999-2000.	N/A	None

Stephen P. Sprague
Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202
Age: 34	Secretary	One Year; Since 2004	Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services LLC, 1997-present; formerly, Chief Financial Officer, Quasar Distributors, LLC, 2000-2003.	N/A	None

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 40 portfolios of the 68 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

The address for all trustees and officers except Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

51  DIREXION ANNUAL REPORT

THIS PAGE INTENTIONALLY LEFT BLANK

ANNUAL REPORT

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
HCM Sub-Advisor
Horizon Capital Management, Inc.
141 Ridgeway Drive
Lafayette, LA 70503

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
875 E. Wisconsin Ave.
Milwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL REPORT

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
PSI Funds Sub-Advisor
Portfolio Strategies, Inc.
1102 Broadway Plaza
Tacoma, WA 98402

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
875 E. Wisconsin Ave.
Milwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ANNUAL REPORT

Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Sub-Advisor
Spectrum Funds Sub-Advisor
Hundredfold Advisors, LLC
2940 N. Lynnhaven Road
Virginia Beach, VA 23452

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
875 E. Wisconsin Ave.
Milwaukee, WI 53202

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Gerald E. Shanley III is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2008	FYE 8/31/2007

Audit Fees	$572,000	$551,000
Audit-Related Fees	$—	$—
Tax Fees	$120,300	$115,800
All Other Fees	$—	$—

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.
The percentage of fees billed by Ernst & Young LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

1

	FYE 8/31/2008	FYE 8/31/2007

Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit-Related Fees	FYE 8/31/2008	FYE 8/31/2007

Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

2

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.
(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Direxion Funds

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President

Date November 5, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill Daniel D. O’Neill, President

Date November 5, 2008

By (Signature and Title)*	/s/ Todd Kellerman

Todd Kellerman, Chief Financial Officer

Date November 6, 2008

*	Print the name and title of each signing officer under his or her signature.

4